UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05629

Voya Investors Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Perspectives® Portfolio

Voya Government Liquid Assets Portfolio

Voya High Yield Portfolio

Voya Large Cap Growth Portfolio

Voya Large Cap Value Portfolio

Voya Limited Maturity Bond Portfolio

Voya Multi-Manager Large Cap Core Portfolio

Voya Retirement Conservative Portfolio

Voya Retirement Growth Portfolio

Voya Retirement Moderate Growth Portfolio

Voya Retirement Moderate Portfolio

Voya U.S. Stock Index Portfolio

VY® BlackRock Inflation Protected Bond Portfolio

VY® Clarion Global Real Estate Portfolio

VY® Clarion Real Estate Portfolio

VY® Franklin Income Portfolio

VY® Invesco Growth and Income Portfolio

VY® JPMorgan Emerging Markets Equity Portfolio

VY® JPMorgan Small Cap Core Equity Portfolio

VY® Morgan Stanley Global Franchise Portfolio

VY® T. Rowe Price Capital Appreciation Portfolio

VY® T. Rowe Price Equity Income Portfolio

VY® T. Rowe Price International Stock Portfolio

VY® Templeton Global Growth Portfolio

The schedules are not audited.

Voya Global Perspectives® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
1,124,462	Voya Emerging Markets Index Portfolio - Class I	$13,527,274	10.1
1,343,754	Voya Global Bond Fund - Class R6	13,450,974	10.0
1,585,812	Voya GNMA Income Fund - Class I	13,415,974	10.0
1,337,787	Voya High Yield Portfolio - Class I	13,471,519	10.0
496,965	Voya Index Plus LargeCap Portfolio - Class I	13,437,922	10.0
1,299,846	Voya International Index Portfolio - Class I	13,466,401	10.0
996,018	Voya MidCap Opportunities Portfolio - Class I	13,456,197	10.0
628,513	Voya Small Company Portfolio - Class I	13,393,607	10.0
1,262,973	Voya U.S. Bond Index Portfolio - Class I	13,412,775	10.0
1,129,617	VY® Clarion Global Real Estate Portfolio - Class I	13,465,030	10.0

	Total Mutual Funds
	(Cost $125,858,814)	134,497,673	100.1

	Liabilities in Excess of Other Assets	(75,268)	(0.1)
	Net Assets	$134,422,405	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Mutual Funds	$134,497,673	$–	$–	$134,497,673
Total Investments, at fair value	$134,497,673	$–	$–	$134,497,673

Voya Global Perspectives® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2016	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/2017	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions

Voya Emerging Markets Index Portfolio - Class I	$15,410,788	$694,544	$(5,623,451)	$3,045,393	$13,527,274	$231,820	$357,542	$-
Voya Global Bond Fund - Class R6	15,414,602	1,430,169	(3,099,330)	(294,467)	13,450,974	541,251	864,822	-
Voya GNMA Income Fund - Class I	15,509,100	1,841,251	(3,795,346)	(139,031)	13,415,974	241,629	168,806	-
Voya High Yield Portfolio - Class I	15,525,274	1,820,454	(3,788,803)	(85,406)	13,471,519	753,729	175,349	-
Voya Index Plus LargeCap Portfolio - Class I	15,375,607	974,054	(3,978,610)	1,066,871	13,437,922	221,628	568,802	253,933
Voya International Index Portfolio - Class I	15,428,455	811,183	(5,267,587)	2,494,350	13,466,401	349,090	(135,159)	-
Voya MidCap Opportunities Portfolio - Class I	15,373,654	1,375,881	(4,897,633)	1,604,295	13,456,197	19,983	(189,457)	748,281
Voya Small Company Portfolio - Class I	15,372,098	2,718,758	(4,163,324)	(533,925)	13,393,607	44,651	187,384	1,372,316
Voya U.S. Bond Index Portfolio - Class I	15,462,406	1,796,979	(4,016,661)	170,051	13,412,775	241,657	(52,507)	35,465
VY® Clarion Global Real Estate Portfolio - Class I	15,497,474	1,673,079	(3,980,882)	275,359	13,465,030	504,622	(16,729)	-
	$154,369,458	$15,136,352	$(42,611,627)	$7,603,490	$134,497,673	$3,150,060	$1,928,853	$2,409,995

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $129,573,605.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$8,881,099
Gross Unrealized Depreciation	(3,957,031)

Net Unrealized Appreciation	$4,924,068

Voya Government Liquid Assets Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: 22.4%
2,750,000		Fannie Mae Discount Notes, 1.030%, 11/08/17	$2,747,060	0.3
750,000		Federal Farm Credit Banks, 0.480%, (USBMMY3M + 0.230%), 10/17/17	749,980	0.1
5,750,000		Federal Farm Credit Banks, 0.490%, (US0001M + (0.030)%), 10/25/17	5,750,000	0.7
2,600,000		Federal Farm Credit Banks, 0.680%, (US0001M + 0.035%), 12/08/17	2,600,274	0.3
7,800,000		Federal Farm Credit Banks, 1.030%, (USBMMY3M + 0.250%), 02/20/18	7,803,356	0.9
550,000		Federal Farm Credit Banks, 1.140%, (US0001M + 0.010%), 10/13/17	550,029	0.1
650,000		Federal Farm Credit Banks, 1.240%, (US0001M + 0.030%), 03/22/18	650,465	0.1
1,100,000		Federal Farm Credit Banks, 1.240%, (US0001M + 0.030%), 01/17/18	1,100,630	0.1
1,950,000		Federal Farm Credit Banks, 1.280%, 04/13/18	1,946,451	0.2
2,070,000		Federal Farm Credit Banks, 1.280%, (US0001M + 0.045%), 06/11/18	2,072,706	0.2
1,000,000		Federal Farm Credit Banks, 1.280%, (US0003M + (0.035)%), 09/04/18	1,001,353	0.1
4,500,000		Federal Farm Credit Banks, 1.290%, (US0001M + 0.055%), 06/08/18	4,505,928	0.5
980,000	(1)	Federal Farm Credit Discount Notes, 03/16/18	974,532	0.1
12,300,000		Federal Home Loan Bank Discount Notes, 1.020%, 10/11/17	12,296,571	1.4
8,000,000		Federal Home Loan Bank Discount Notes, 1.020%, 10/04/17	7,999,333	0.9
5,500,000		Federal Home Loan Bank Discount Notes, 1.020%, 10/06/17	5,499,236	0.7
15,000,000		Federal Home Loan Bank Discount Notes, 1.030%, 10/25/17	14,989,910	1.8
3,900,000		Federal Home Loan Bank Discount Notes, 1.040%, 10/18/17	3,898,122	0.5
4,500,000		Federal Home Loan Bank Discount Notes, 1.040%, 11/01/17	4,496,067	0.5
7,450,000		Federal Home Loan Bank Discount Notes, 1.050%, 11/03/17	7,442,961	0.9
4,550,000	(1)	Federal Home Loan Bank Discount Notes, 10/13/17	4,548,483	0.5
900,000	(1)	Federal Home Loan Bank Discount Notes, 10/24/17	899,414	0.1
1,000,000	(1)	Federal Home Loan Bank Discount Notes, 10/31/17	999,178	0.1
1,000,000	(1)	Federal Home Loan Bank Discount Notes, 11/17/17	998,668	0.1
650,000	(1)	Federal Home Loan Bank Discount Notes, 12/11/17	648,657	0.1
4,600,000		Federal Home Loan Banks, 0.800%, (US0003M + (0.100)%), 11/15/17	4,601,052	0.5
850,000		Federal Home Loan Banks, 0.880%, (US0001M + (0.170)%), 02/01/18	849,880	0.1
600,000		Federal Home Loan Banks, 0.930%, (US0001M + (0.160)%), 02/08/18	599,926	0.1
1,700,000		Federal Home Loan Banks, 1.070%, 10/05/17	1,699,937	0.2
385,000		Federal Home Loan Banks, 1.090%, 11/17/17	386,917	0.0
900,000		Federal Home Loan Banks, 1.130%, (US0001M + 0.075%), 11/02/17	900,180	0.1
2,550,000		Federal Home Loan Banks, 1.160%, (US0001M + 0.075%), 12/07/17	2,551,073	0.3
900,000		Federal Home Loan Banks, 1.220%, (US0003M + 0.000%), 03/08/18	900,773	0.1
550,000		Federal Home Loan Banks, 1.260%, (US0001M + 0.035%), 02/28/18	550,373	0.1
2,850,000		Federal Home Loan Mortgage Corp., 0.890%, 11/24/17	2,850,032	0.3
400,000		Federal Home Loan Mortgage Corp., 0.910%, 11/24/17	399,963	0.1
3,530,000		Federal Home Loan Mortgage Corp., 0.920%, (US0001M + 0.040%), 11/13/17	3,530,845	0.4

Voya Government Liquid Assets Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: (continued)
1,500,000	Federal Home Loan Mortgage Corp., 0.980%, 11/28/17	$1,500,042	0.2
2,500,000	Federal Home Loan Mortgage Corp., 0.980%, 12/28/17	2,499,515	0.3
3,300,000	Federal Home Loan Mortgage Corp., 1.040%, 02/26/18	3,300,194	0.4
3,000,000	Federal Home Loan Mortgage Corp., 1.040%, (US0001M + (0.165)%), 05/18/18	3,000,000	0.4
42,500,000	Federal Home Loan Mortgage Corp., 1.070%, (US0001M + (0.170)%), 06/14/18	42,499,544	5.0
4,300,000	Federal National Mortgage Association, 0.640%, (US0001M + 0.010%), 10/05/17	4,300,052	0.5
1,300,000	Federal National Mortgage Association, 1.230%, (US0003M + (0.050)%), 03/21/18	1,301,426	0.2
14,250,000	Freddie Mac Discount Notes, 1.010%, 10/26/17	14,240,203	1.7
1,000,000	Freddie Mac Discount Notes, 1.030%, 10/11/17	999,719	0.1

	Total U.S. Government Agency Debt
	(Cost $190,631,010)	190,631,010	22.4

U.S. TREASURY DEBT: 8.4%
57,250,000	United States Treasury Bill, 1.070%, 12/28/17	57,092,340	6.7
14,250,000	United States Treasury Bill, 1.190%, 03/22/18	14,170,900	1.7

	Total U.S. Treasury Debt
	(Cost $71,263,240)	71,263,240	8.4

U.S. TREASURY REPURCHASE AGREEMENT: 13.6%
115,574,000	Deutsche Bank, 1.050%, 10/02/17	115,574,000	13.6

	Total U.S. Treasury Repurchase Agreement
	(Cost $115,574,000)	115,574,000	13.6

Shares			Value	Percentage of Net Assets
INVESTMENT COMPANIES: 9.4%
40,000,000	(2),(3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.920%, 10/02/17	40,000,000	4.7

		Mutual Funds: 4.7%
40,000,000	(2),(3)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.910%, 10/02/17	40,000,000	4.7

	Total Investment Companies
	(Cost $80,000,000)		80,000,000	9.4

	Total Investments in Securities (Cost $457,468,250)		$457,468,250	53.8
	Assets in Excess of Other Liabilities		393,293,338	46.2
	Net Assets		$850,761,588	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2017.
(2)	Rate shown is the 7-day yield as of September 30, 2017.
(3)	Non-income producing security.

Reference Rate Abbreviations:
US0001M	1-month LIBOR
US0003M	3-month LIBOR
USBMMY3M	U.S. Treasury 3-month Bill Money Market Yield

Voya Government Liquid Assets Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
U.S. Treasury Debt	$–	$71,263,240	$–	$71,263,240
U.S. Treasury Repurchase Agreement	–	115,574,000	–	115,574,000
Investment Companies	80,000,000	–	–	80,000,000
U.S. Government Agency Debt	–	190,631,010	–	190,631,010
Total Investments, at fair value	$80,000,000	$377,468,250	$–	$457,468,250

 Cost of investments for federal income tax purposes is the same as for financial statements purposes.

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2017 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 97.4%
		Basic Materials: 7.4%
2,140,000	(1),(2)	Alpha 3 BV / Alpha US Bidco, Inc., 6.250%, 02/01/25	$2,188,150	0.4
1,760,000	(1)	ArcelorMittal, 6.125%, 06/01/25	2,032,800	0.3
500,000		ArcelorMittal, 6.000%, 03/01/21	551,250	0.1
2,365,000	(2)	Aruba Investments, Inc., 8.750%, 02/15/23	2,430,037	0.4
1,500,000	(2)	Cascades, Inc., 5.500%, 07/15/22	1,563,750	0.3
1,125,000		Chemours Co/The, 5.375%, 05/15/27	1,172,812	0.2
445,000	(2)	Cleveland-Cliffs, Inc., 5.750%, 03/01/25	428,869	0.1
1,580,000	(2)	Constellium NV, 5.750%, 05/15/24	1,587,900	0.3
500,000	(2)	Constellium NV, 7.875%, 04/01/21	531,875	0.1
910,000	(2)	Ferroglobe PLC / Globe Specialty Metals, Inc., 9.375%, 03/01/22	977,112	0.2
1,660,000	(1)	Freeport-McMoRan, Inc., 4.550%, 11/14/24	1,669,960	0.3
2,400,000		Freeport-McMoRan, Inc., 5.450%, 03/15/43	2,254,500	0.4
1,000,000		Hexion, Inc., 6.625%, 04/15/20	900,000	0.1
935,000	(1),(2)	Hexion, Inc., 10.375%, 02/01/22	902,275	0.1
930,000	(2)	Hexion, Inc., 13.750%, 02/01/22	767,250	0.1
1,220,000		Huntsman International LLC, 5.125%, 11/15/22	1,317,600	0.2
1,850,000	(2)	IAMGOLD Corp., 7.000%, 04/15/25	1,958,688	0.3
2,000,000	(1),(2)	INEOS Group Holdings SA, 5.625%, 08/01/24	2,082,500	0.3
2,075,000	(2)	Kraton Polymers LLC / Kraton Polymers Capital Corp., 10.500%, 04/15/23	2,381,063	0.4
4,000,000	(3),(4)	Momentive Performance Materials, Inc. Escrow, 10/15/20	–	–
2,204,000		Momentive Performance Materials, Inc., 3.880%, 10/24/21	2,233,644	0.4
1,775,000	(2)	NOVA Chemicals Corp., 4.875%, 06/01/24	1,801,625	0.3
2,250,000	(2)	Rayonier AM Products, Inc., 5.500%, 06/01/24	2,190,938	0.4
690,000	(2)	SPCM SA, 4.875%, 09/15/25	715,875	0.1
1,075,000		Steel Dynamics, Inc., 5.125%, 10/01/21	1,108,594	0.2
1,000,000		Steel Dynamics, Inc., 5.500%, 10/01/24	1,072,500	0.2
1,001,000		Teck Resources Ltd., 4.750%, 01/15/22	1,063,252	0.2
2,350,000		Teck Resources Ltd., 5.200%, 03/01/42	2,350,000	0.4
895,000	(1),(2)	Tronox Finance LLC, 7.500%, 03/15/22	947,581	0.1
580,000	(2)	Tronox Finance PLC, 5.750%, 10/01/25	595,950	0.1
335,000	(2)	Valvoline, Inc., 4.375%, 08/15/25	341,315	0.0
800,000	(2)	Valvoline, Inc., 5.500%, 07/15/24	856,000	0.1
445,000	(2)	WR Grace & Co-Conn, 5.125%, 10/01/21	483,937	0.1
945,000	(2)	WR Grace & Co-Conn, 5.625%, 10/01/24	1,041,863	0.2
			44,501,465	7.4

		Communications: 18.2%
1,890,000	(2)	Acosta, Inc., 7.750%, 10/01/22	1,370,250	0.2
400,000	(2)	Altice Financing SA, 6.500%, 01/15/22	417,000	0.1
1,000,000	(1),(2)	Altice Finco SA, 8.125%, 01/15/24	1,085,000	0.2
1,530,000	(1),(2)	Altice Luxembourg SA, 7.625%, 02/15/25	1,656,225	0.3
2,000,000	(2)	Altice Luxembourg SA, 7.750%, 05/15/22	2,125,000	0.3
1,115,000		AMC Networks, Inc., 4.750%, 08/01/25	1,128,937	0.2
1,175,000	(2)	Block Communications, Inc., 6.875%, 02/15/25	1,281,102	0.2
960,000		Cablevision Systems Corp., 5.875%, 09/15/22	996,000	0.2
1,470,000	(2)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/27	1,493,887	0.2
1,000,000	(2)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/28	1,005,000	0.2
1,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 09/30/22	1,032,500	0.2
1,130,000	(2)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/26	1,173,787	0.2
2,395,000	(2)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/26	2,520,737	0.4
1,500,000		CenturyLink, Inc., 5.625%, 04/01/20	1,570,800	0.3
950,000	(2)	Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21	971,375	0.2
1,000,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	1,031,250	0.2
1,250,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	1,293,750	0.2
1,000,000		Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	991,250	0.2

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
1,760,000	(2)	CommScope Tech Finance LLC, 6.000%, 06/15/25	$1,889,800	0.3
2,600,000		CSC Holdings LLC, 5.250%, 06/01/24	2,635,750	0.4
1,125,000	(2)	CSC Holdings LLC, 6.625%, 10/15/25	1,234,687	0.2
2,120,000	(2)	CSC Holdings LLC, 10.875%, 10/15/25	2,626,150	0.4
1,950,000		DISH DBS Corp., 5.000%, 03/15/23	2,007,281	0.3
700,000		DISH DBS Corp., 5.875%, 11/15/24	736,015	0.1
1,000,000		DISH DBS Corp., 5.875%, 07/15/22	1,065,000	0.2
1,750,000		DISH DBS Corp., 6.750%, 06/01/21	1,929,375	0.3
1,290,000		DISH DBS Corp., 7.750%, 07/01/26	1,483,500	0.2
1,825,000		Frontier Communications Corp., 11.000%, 09/15/25	1,560,375	0.3
1,650,000	(2)	Gray Television, Inc., 5.125%, 10/15/24	1,662,375	0.3
2,300,000		Intelsat Jackson Holdings SA, 5.500%, 08/01/23	1,960,750	0.3
1,000,000	(1)	Intelsat Jackson Holdings SA, 7.250%, 10/15/20	967,500	0.2
500,000		Lamar Media Corp., 5.375%, 01/15/24	528,750	0.1
500,000		Lamar Media Corp., 5.875%, 02/01/22	516,250	0.1
2,205,000		Level 3 Financing, Inc., 5.125%, 05/01/23	2,247,722	0.4
1,500,000		Level 3 Financing, Inc., 5.250%, 03/15/26	1,540,785	0.3
800,000		Level 3 Financing, Inc., 5.375%, 01/15/24	821,000	0.1
1,220,000		LIN Television Corp., 5.875%, 11/15/22	1,277,950	0.2
2,225,000		Mediacom Broadband LLC / Mediacom Broadband Corp., 6.375%, 04/01/23	2,325,125	0.4
500,000	(2)	Midcontinent Communications / Midcontinent Finance Corp., 6.875%, 08/15/23	541,250	0.1
1,500,000		Netflix, Inc., 5.750%, 03/01/24	1,638,750	0.3
900,000	(2)	Nexstar Broadcasting, Inc., 5.625%, 08/01/24	933,750	0.2
1,100,000		Northwestern Bell Telephone, 7.750%, 05/01/30	1,255,311	0.2
3,075,000	(2)	SFR Group SA, 6.250%, 05/15/24	3,258,731	0.5
2,000,000	(2)	SFR Group SA, 6.000%, 05/15/22	2,092,500	0.3
1,200,000	(2)	SFR Group SA, 7.375%, 05/01/26	1,297,500	0.2
2,159,000	(2)	Plantronics, Inc., 5.500%, 05/31/23	2,245,360	0.4
2,070,000	(2)	Salem Media Group, Inc., 6.750%, 06/01/24	2,163,150	0.4
2,350,000		Sinclair Television Group, Inc., 6.125%, 10/01/22	2,429,313	0.4
2,280,000	(2)	Sirius XM Radio, Inc., 5.000%, 08/01/27	2,337,000	0.4
1,340,000	(2)	Sirius XM Radio, Inc., 6.000%, 07/15/24	1,445,525	0.2
5,000,000		Sprint Communications, Inc., 6.000%, 11/15/22	5,398,500	0.9
3,235,000		Sprint Corp., 7.125%, 06/15/24	3,647,463	0.6
1,750,000		Sprint Corp., 7.250%, 09/15/21	1,949,063	0.3
1,000,000		Sprint Nextel Corp., 8.750%, 03/15/32	1,281,250	0.2
2,589,000		Telecom Italia Capital SA, 6.375%, 11/15/33	2,993,531	0.5
1,375,000		Telecom Italia Capital SA, 6.000%, 09/30/34	1,527,969	0.3
215,000		Telecom Italia Capital SA, 7.200%, 07/18/36	266,589	0.0
1,295,000	(2)	Telesat Canada / Telesat LLC, 8.875%, 11/15/24	1,461,731	0.2
600,000		T-Mobile USA, Inc., 5.125%, 04/15/25	628,500	0.1
2,700,000		T-Mobile USA, Inc., 6.500%, 01/15/26	2,986,875	0.5
250,000		T-Mobile USA, Inc., 6.836%, 04/28/23	264,688	0.0
3,000,000	(2)	Univision Communications, Inc., 5.125%, 02/15/25	3,033,750	0.5
1,250,000	(2)	Wind Acquisition Finance SA, 4.750%, 07/15/20	1,266,800	0.2
1,540,000	(2)	Wind Acquisition Finance SA, 7.375%, 04/23/21	1,602,563	0.3
2,455,000	(1)	Windstream Services LLC, 7.500%, 04/01/23	1,773,738	0.3
1,255,000	(2)	Zayo Group LLC / Zayo Capital, Inc., 5.750%, 01/15/27	1,333,438	0.2
2,360,000		Zayo Group LLC / Zayo Capital, Inc., 6.000%, 04/01/23	2,509,742	0.4
			109,724,320	18.2

		Consumer, Cyclical: 17.0%
735,000	(2),(5)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/25	751,537	0.1
1,610,000	(2)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/25	1,646,225	0.3
1,580,000	(2)	Adient Global Holdings Ltd., 4.875%, 08/15/26	1,623,450	0.3
380,000	(2)	Allison Transmission, Inc., 4.750%, 10/01/27	383,325	0.1

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
500,000		AMC Entertainment Holdings, Inc., 5.875%, 02/15/22	$505,625	0.1
1,640,000	(2)	American Greetings Corp., 7.875%, 02/15/25	1,783,500	0.3
1,480,000	(2)	American Tire Distributors, Inc., 10.250%, 03/01/22	1,550,744	0.3
2,000,000		Asbury Automotive Group, Inc., 6.000%, 12/15/24	2,100,000	0.3
1,270,000	(2)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.750%, 08/01/25	1,263,650	0.2
1,308,000	(2)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.875%, 02/15/21	1,340,700	0.2
2,070,000		AV Homes, Inc., 6.625%, 05/15/22	2,137,275	0.4
2,580,000		Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 8.000%, 10/01/20	2,644,500	0.4
1,420,000	(1)	Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance, Inc., 9.375%, 05/01/22	1,538,925	0.3
2,000,000		CalAtlantic Group, Inc., 5.250%, 06/01/26	2,077,500	0.3
2,390,000		Caleres, Inc., 6.250%, 08/15/23	2,512,487	0.4
460,000	(1),(2)	Carlson Travel, Inc., 6.750%, 12/15/23	457,700	0.1
465,000	(2)	Carlson Travel, Inc., 9.500%, 12/15/24	442,912	0.1
1,170,000	(2)	Carmike Cinemas, Inc., 6.000%, 06/15/23	1,237,275	0.2
1,880,000	(2)	CCM Merger, Inc., 6.000%, 03/15/22	1,948,376	0.3
315,000	(2)	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.375%, 04/15/27	331,537	0.0
2,135,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/24	2,255,094	0.4
2,900,000	(2)	Century Communities, Inc., 5.875%, 07/15/25	2,921,750	0.5
1,875,000	(2)	Cooper-Standard Automotive, Inc., 5.625%, 11/15/26	1,921,875	0.3
2,895,000		CRC Escrow Issuer LLC/CRC Finco, Inc., 5.250%, 10/15/25	2,895,000	0.5
1,790,000		Dana, Inc., 5.500%, 12/15/24	1,888,450	0.3
2,320,000	(2)	DBP Holding Corp., 7.750%, 10/15/20	1,264,400	0.2
2,000,000		Dollar Tree, Inc., 5.750%, 03/01/23	2,119,200	0.3
1,245,000	(2),(6)	Eagle Holding CO II LLC, 7.625% (PIK Rate 8.375%, Cash Rate 7.625%), 05/15/22	1,294,800	0.2
1,715,000	(2)	EMI Music Publishing Group North America Holdings, Inc., 7.625%, 06/15/24	1,912,225	0.3
440,000		GLP Capital L.P. / GLP Financing II, Inc., 4.375%, 04/15/21	458,700	0.1
880,000		GLP Capital L.P. / GLP Financing II, Inc., 5.375%, 04/15/26	962,500	0.2
970,000		Goodyear Tire & Rubber Co., 5.125%, 11/15/23	1,017,287	0.2
1,175,000	(2)	Guitar Center, Inc., 6.500%, 04/15/19	1,072,187	0.2
805,000	(2)	H&E Equipment Services, Inc., 5.625%, 09/01/25	851,287	0.1
440,000		Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 04/01/25	454,300	0.1
1,410,000		Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.875%, 04/01/27	1,484,025	0.2
3,560,000	(2)	Hot Topic, Inc., 9.250%, 06/15/21	3,021,550	0.5
980,000	(2)	International Game Technology PLC, 6.250%, 02/15/22	1,088,290	0.2
955,000	(2)	International Game Technology PLC, 6.500%, 02/15/25	1,077,956	0.2
880,000	(2)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.250%, 06/01/26	935,000	0.2
880,000	(2)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.000%, 06/01/24	929,500	0.1
1,750,000		L Brands, Inc., 6.750%, 07/01/36	1,701,525	0.3
2,275,000	(2)	Landry's, Inc., 6.750%, 10/15/24	2,306,281	0.4
1,845,000	(2)	Lions Gate Entertainment Corp., 5.875%, 11/01/24	1,946,475	0.3
1,315,000	(2)	M/I Homes, Inc., 5.625%, 08/01/25	1,349,519	0.2
945,000		M/I Homes, Inc., 6.750%, 01/15/21	991,069	0.2
1,225,000		Meritage Homes Corp., 5.125%, 06/06/27	1,231,125	0.2
1,495,000		Meritage Homes Corp., 7.000%, 04/01/22	1,715,512	0.3

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
2,000,000		MGM Resorts International, 6.625%, 12/15/21	$2,255,000	0.4
1,000,000		MGM Resorts International, 6.750%, 10/01/20	1,105,000	0.2
2,000,000	(2),(6)	Neiman Marcus Group Ltd., Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750%), 10/15/21	950,000	0.2
2,215,000	(2)	Penn National Gaming, Inc., 5.625%, 01/15/27	2,303,600	0.4
235,000	(2)	PetSmart, Inc., 5.875%, 06/01/25	206,213	0.0
3,370,000	(2)	PetSmart, Inc., 7.125%, 03/15/23	2,638,036	0.4
400,000		PulteGroup, Inc., 5.500%, 03/01/26	437,660	0.1
2,415,000	(1),(2)	Rite Aid Corp., 6.125%, 04/01/23	2,357,644	0.4
1,050,000		CalAtlantic Group, Inc., 5.375%, 10/01/22	1,147,283	0.2
1,510,000		Scientific Games International, Inc., 6.625%, 05/15/21	1,555,300	0.3
810,000	(2)	Scientific Games International, Inc., 7.000%, 01/01/22	861,638	0.1
1,815,000		Scientific Games International, Inc., 10.000%, 12/01/22	2,016,919	0.3
1,640,000	(2)	Silversea Cruise Finance Ltd., 7.250%, 02/01/25	1,763,000	0.3
775,000	(2)	Six Flags Entertainment Corp., 4.875%, 07/31/24	790,500	0.1
1,550,000	(2)	Six Flags Entertainment Corp., 5.500%, 04/15/27	1,592,625	0.3
2,000,000		Springs Industries, Inc., 6.250%, 06/01/21	2,067,500	0.3
805,000	(2)	Station Casinos LLC, 5.000%, 10/01/25	808,945	0.1
2,050,000	(2)	Tops Holding LLC / Tops Markets II Corp., 8.000%, 06/15/22	1,373,500	0.2
1,330,000	(2)	Viking Cruises Ltd., 5.875%, 09/15/27	1,337,914	0.2
465,000	(2)	WMG Acquisition Corp., 5.625%, 04/15/22	485,344	0.1
2,140,000	(2)	WMG Acquisition Corp., 6.750%, 04/15/22	2,255,025	0.4
800,000	(2)	Wolverine World Wide, Inc., 5.000%, 09/01/26	802,240	0.1
			102,455,011	17.0

		Consumer, Non-cyclical: 18.2%
2,100,000		Acadia Healthcare Co., Inc., 5.125%, 07/01/22	2,184,840	0.4
110,000		Acadia Healthcare Co., Inc., 6.500%, 03/01/24	118,662	0.0
2,145,000	(1)	Albertsons Cos LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 6.625%, 06/15/24	2,008,256	0.3
1,170,000	(2)	Alere, Inc., 6.375%, 07/01/23	1,260,675	0.2
1,235,313	(2),(6)	BI-LO LLC / BI-LO Finance Corp., 8.625% (PIK Rate 9.375%, Cash Rate 8.625%), 09/15/18	401,477	0.1
1,165,000	(1),(2)	BI-LO LLC / BI-LO Finance Corp., 9.250%, 02/15/19	1,065,975	0.2
1,190,000	(2)	Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/25	1,220,363	0.2
485,000		Centene Corp., 4.750%, 01/15/25	504,400	0.1
2,035,000		Centene Corp., 5.625%, 02/15/21	2,121,894	0.3
775,000		Centene Corp., 6.125%, 02/15/24	839,906	0.1
2,000,000		Central Garden & Pet Co., 6.125%, 11/15/23	2,140,000	0.3
1,780,000		CHS/Community Health Systems, Inc., 6.250%, 03/31/23	1,764,425	0.3
2,585,000	(1)	CHS/Community Health Systems, Inc., 7.125%, 07/15/20	2,342,656	0.4
1,225,000	(1)	CHS/Community Health Systems, Inc., 8.000%, 11/15/19	1,197,437	0.2
1,000,000		Cott Beverages, Inc., 5.375%, 07/01/22	1,046,250	0.2
1,410,000	(2)	Cott Holdings, Inc., 5.500%, 04/01/25	1,470,630	0.2
1,750,000	(2)	CSVC Acquisition Corp., 7.750%, 06/15/25	1,719,375	0.3
1,660,000		DaVita, Inc., 5.125%, 07/15/24	1,655,850	0.3
1,155,000	(2)	Endo Finance LLC / Endo Finco, Inc., 5.375%, 01/15/23	947,100	0.2
400,000	(1),(2)	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 5.875%, 10/15/24	421,000	0.1
485,000	(2)	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.000%, 02/01/25	395,275	0.1
675,000	(2)	Envision Healthcare Corp., 5.125%, 07/01/22	703,687	0.1
2,000,000		Envision Healthcare Corp., 5.625%, 07/15/22	2,092,500	0.3
2,000,000		HCA Healthcare, Inc., 6.250%, 02/15/21	2,170,000	0.4
1,185,000		HCA, Inc., 5.375%, 02/01/25	1,251,656	0.2
1,350,000		HCA, Inc., 5.500%, 06/15/47	1,402,312	0.2

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
2,000,000		HCA, Inc., 5.875%, 05/01/23	$2,180,000	0.4
3,500,000		HCA, Inc., 7.500%, 02/15/22	4,023,915	0.7
398,000	(2)	Herc Rentals, Inc., 7.500%, 06/01/22	432,327	0.1
434,000	(1),(2)	Herc Rentals, Inc., 7.750%, 06/01/24	473,060	0.1
560,000	(1),(2)	Hertz Corp./The, 7.625%, 06/01/22	578,900	0.1
1,365,000	(1),(2)	Hertz Corp., 5.500%, 10/15/24	1,235,325	0.2
152,000		Hertz Corp., 6.750%, 04/15/19	151,715	0.0
1,500,000	(1)	Hertz Corp., 7.375%, 01/15/21	1,513,125	0.2
860,000	(2)	High Ridge Brands Co., 8.875%, 03/15/25	823,450	0.1
2,445,000	(2)	Hill-Rom Holdings, Inc., 5.750%, 09/01/23	2,591,700	0.4
2,405,000	(2)	Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 08/01/23	2,522,244	0.4
470,000	(2)	JBS USA LUX SA / JBS USA Finance, Inc., 5.750%, 06/15/25	470,587	0.1
2,250,000	(2)	JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 07/15/24	2,266,875	0.4
1,525,000	(2)	KeHE Distributors LLC / KeHE Finance Corp., 7.625%, 08/15/21	1,536,437	0.2
935,000	(2)	Lamb Weston Holdings, Inc., 4.625%, 11/01/24	979,413	0.2
935,000	(2)	Lamb Weston Holdings, Inc., 4.875%, 11/01/26	984,088	0.2
2,040,000	(2)	Live Nation Entertainment, Inc., 5.375%, 06/15/22	2,126,700	0.3
1,920,000	(2)	Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/22	1,953,600	0.3
1,535,000		Molina Healthcare, Inc., 5.375%, 11/15/22	1,589,646	0.3
2,570,000	(2)	MPH Acquisition Holdings LLC, 7.125%, 06/01/24	2,769,175	0.5
925,000	(2)	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	960,844	0.2
380,000	(2)	Pilgrim's Pride Corp., 5.750%, 03/15/25	393,300	0.1
380,000	(2)	Pilgrim's Pride Corp., 5.875%, 09/30/27	390,450	0.1
1,255,000		Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 5.875%, 01/15/24	1,336,575	0.2
900,000	(2)	Post Holdings, Inc., 5.000%, 08/15/26	900,563	0.1
1,100,000	(2)	Post Holdings, Inc., 8.000%, 07/15/25	1,248,500	0.2
1,500,000		Quad/Graphics, Inc., 7.000%, 05/01/22	1,545,000	0.3
1,415,000	(1)	Revlon Consumer Products Corp., 6.250%, 08/01/24	1,100,163	0.2
1,000,000	(1)	RR Donnelley & Sons Co., 6.000%, 04/01/24	938,750	0.1
500,000		RR Donnelley & Sons Co., 7.000%, 02/15/22	517,500	0.1
2,400,000	(2)	Southern Graphics, Inc., 8.375%, 10/15/20	2,445,000	0.4
145,000		Spectrum Brands, Inc., 5.750%, 07/15/25	155,150	0.0
1,000,000		Spectrum Brands, Inc., 6.625%, 11/15/22	1,045,000	0.2
2,060,000	(2)	Sterigenics-Nordion Holdings LLC, 6.500%, 05/15/23	2,147,550	0.4
1,175,000	(2),(6)	Sterigenics-Nordion Topco LLC, 8.125% (PIK Rate 8.875%, Cash Rate 8.125%), 11/01/21	1,201,438	0.2
1,748,000		Teleflex, Inc., 5.250%, 06/15/24	1,857,250	0.3
2,025,000		Tenet Healthcare Corp., 6.750%, 02/01/20	2,090,813	0.3
1,840,000	(1)	Tenet Healthcare Corp., 6.750%, 06/15/23	1,768,700	0.3
750,000		Tenet Healthcare Corp., 8.125%, 04/01/22	765,000	0.1
1,105,000	(2)	Tenet Healthcare Corp., 5.125%, 05/01/25	1,092,569	0.2
500,000		United Rentals North America, Inc., 5.500%, 05/15/27	534,375	0.1
420,000		United Rentals North America, Inc., 7.625%, 04/15/22	437,661	0.1
800,000		United Rentals North America, Inc., 4.625%, 10/15/25	812,000	0.1
665,000		United Rentals North America, Inc., 4.875%, 01/15/28	669,156	0.1
1,285,000	(2)	US Foods, Inc., 5.875%, 06/15/24	1,352,463	0.2
580,000	(1),(2)	Valeant Pharmaceuticals International, Inc., 5.375%, 03/15/20	581,450	0.1
1,000,000	(2)	Valeant Pharmaceuticals International, Inc., 5.500%, 03/01/23	880,000	0.1
1,080,000	(2)	Valeant Pharmaceuticals International, Inc., 6.125%, 04/15/25	951,750	0.2
355,000	(2)	Valeant Pharmaceuticals International, Inc., 6.500%, 03/15/22	375,413	0.1

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
3,000,000	(2)	Valeant Pharmaceuticals International, Inc., 7.000%, 10/01/20	$3,026,250	0.5
720,000	(2)	Valeant Pharmaceuticals International, Inc., 7.000%, 03/15/24	768,600	0.1
1,000,000	(1),(2)	Valeant Pharmaceuticals International, 6.375%, 10/15/20	1,003,440	0.2
1,055,000	(2)	Valeant Pharmaceuticals International, 6.750%, 08/15/21	1,037,856	0.2
1,900,000	(2)	Valeant Pharmaceuticals International, 7.250%, 07/15/22	1,859,625	0.3
2,800,000	(2)	Vizient, Inc., 10.375%, 03/01/24	3,227,000	0.5
2,215,000	(2)	West Street Merger Sub, Inc., 6.375%, 09/01/25	2,215,000	0.4
			109,281,037	18.2

		Energy: 13.0%
1,360,000		Antero Resources Corp., 5.125%, 12/01/22	1,397,400	0.2
1,020,000		Antero Resources Corp., 5.000%, 03/01/25	1,040,400	0.2
2,800,000	(2)	California Resources Corp., 8.000%, 12/15/22	1,830,500	0.3
250,000		Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 7.750%, 04/15/23	245,000	0.0
2,140,000	(2)	Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/27	2,214,900	0.4
1,155,000		Cheniere Corpus Christi Holdings LLC, 5.875%, 03/31/25	1,247,400	0.2
550,000	(2)	Cheniere Energy Partners L.P., 5.250%, 10/01/25	563,750	0.1
1,480,000	(1)	Chesapeake Energy Corp., 6.125%, 02/15/21	1,494,800	0.2
2,140,000	(1),(2)	Chesapeake Energy Corp., 8.000%, 01/15/25	2,166,750	0.4
1,250,000	(1)	Continental Resources, Inc./OK, 4.500%, 04/15/23	1,256,250	0.2
1,500,000		Continental Resources, Inc./OK, 5.000%, 09/15/22	1,530,000	0.3
1,485,000	(2)	Covey Park Energy LLC / Covey Park Finance Corp., 7.500%, 05/15/25	1,542,544	0.3
2,080,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/25	2,132,000	0.4
2,245,000	(2)	Delek Logistics Partners L.P., 6.750%, 05/15/25	2,273,062	0.4
1,400,000		Diamond Offshore Drilling, Inc., 4.875%, 11/01/43	1,057,000	0.2
1,370,000		Diamondback Energy, Inc., 4.750%, 11/01/24	1,404,250	0.2
1,870,000		Eclipse Resources Corp., 8.875%, 07/15/23	1,912,075	0.3
1,100,000	(1)	Ensco PLC, 5.200%, 03/15/25	929,500	0.2
700,000		Ensco PLC, 5.750%, 10/01/44	505,750	0.1
1,415,000		Enviva Partners L.P. / Enviva Partners Finance Corp., 8.500%, 11/01/21	1,512,281	0.2
1,420,000		Gulfport Energy Corp., 6.000%, 10/15/24	1,437,750	0.2
460,000		Gulfport Energy Corp., 6.375%, 05/15/25	467,475	0.1
2,000,000	(2)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.000%, 12/01/24	1,970,000	0.3
1,900,000	(2)	Jonah Energy LLC / Jonah Energy Finance Corp., 7.250%, 10/15/25	1,916,625	0.3
2,365,000	(2)	Lonestar Resources America, Inc., 8.750%, 04/15/19	2,308,831	0.4
995,000		Murphy Oil Corp., 5.750%, 08/15/25	1,027,437	0.2
1,385,000		Murphy Oil Corp., 4.700%, 12/01/22	1,395,387	0.2
380,000		Murphy Oil Corp., 6.875%, 08/15/24	406,121	0.1
70,000		Murphy Oil USA, Inc., 5.625%, 05/01/27	75,512	0.0
2,000,000		Murphy Oil USA, Inc., 6.000%, 08/15/23	2,115,000	0.3
1,415,000	(2)	Murray Energy Corp., 11.250%, 04/15/21	849,000	0.1
1,557,000		Newfield Exploration Co., 5.625%, 07/01/24	1,677,668	0.3
225,000	(2)	NGPL PipeCo LLC, 4.375%, 08/15/22	234,000	0.0
225,000	(2)	NGPL PipeCo LLC, 4.875%, 08/15/27	236,329	0.0
460,000	(1)	Noble Holding International Ltd., 7.750%, 01/15/24	410,550	0.1
1,175,000		Northern Oil And Gas, Inc., 8.000%, 06/01/20	705,000	0.1
1,795,000		NuStar Logistics L.P., 5.625%, 04/28/27	1,898,213	0.3
2,250,000		PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/23	2,323,125	0.4
1,950,000	(2)	Range Resources Corp., 5.875%, 07/01/22	2,023,125	0.3

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
2,000,000	(2)	Rockies Express Pipeline, LLC, 5.625%, 04/15/20	$2,112,500	0.3
1,845,000		Rowan Cos, Inc., 5.400%, 12/01/42	1,411,425	0.2
976,000	(1)	Sanchez Energy Corp., 7.750%, 06/15/21	929,640	0.2
500,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.500%, 08/15/22	505,000	0.1
1,175,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 04/15/25	1,198,500	0.2
2,000,000		Sunoco L.P. / Sunoco Finance Corp., 6.375%, 04/01/23	2,135,000	0.4
540,000	(2)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/28	549,450	0.1
1,815,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.250%, 05/01/23	1,855,838	0.3
2,000,000		Andeavor Logistics L.P. / Tesoro Logistics Finance Corp., 6.125%, 10/15/21	2,065,000	0.3
950,000		Andeavor Logistics L.P. / Tesoro Logistics Finance Corp., 6.375%, 05/01/24	1,035,500	0.2
1,900,000	(1)	Transocean, Inc., 6.800%, 03/15/38	1,558,000	0.3
2,145,000		Unit Corp., 6.625%, 05/15/21	2,161,088	0.4
1,940,000	(2)	Vermilion Energy, Inc., 5.625%, 03/15/25	1,954,550	0.3
1,000,000		Weatherford International LLC, 6.800%, 06/15/37	870,000	0.1
1,250,000	(1)	Weatherford International Ltd., 4.500%, 04/15/22	1,168,750	0.2
1,805,000	(2)	WildHorse Resource Development Corp., 6.875%, 02/01/25	1,807,256	0.3
3,237,000		WPX Energy, Inc., 6.000%, 01/15/22	3,362,434	0.6
			78,412,691	13.0

		Financial: 4.9%
2,200,000	(1)	Ally Financial, Inc., 5.750%, 11/20/25	2,393,490	0.4
1,000,000		Ally Financial, Inc., 7.500%, 09/15/20	1,127,500	0.2
1,652,000		Ally Financial, Inc., 8.000%, 11/01/31	2,135,210	0.4
1,500,000		CIT Group, Inc., 5.000%, 08/15/22	1,627,050	0.3
1,775,000	(2)	CSTN Merger Sub, Inc., 6.750%, 08/15/24	1,772,781	0.3
285,000		Equinix, Inc., 5.375%, 04/01/23	298,053	0.0
1,700,000		Equinix, Inc., 5.750%, 01/01/25	1,838,125	0.3
2,100,000	(2)	ESH Hospitality, Inc., 5.250%, 05/01/25	2,176,125	0.4
800,000	(2)	FBM Finance, Inc., 8.250%, 08/15/21	860,000	0.1
750,000		Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 6.000%, 08/01/20	774,431	0.1
250,000		Iron Mountain, Inc., 5.750%, 08/15/24	259,062	0.0
345,000	(2)	Iron Mountain, Inc., 4.875%, 09/15/27	353,194	0.1
900,000		MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 5.625%, 05/01/24	979,722	0.2
825,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/27	847,688	0.1
400,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.250%, 08/01/26	415,000	0.1
502,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.500%, 05/01/24	528,982	0.1
2,535,000		Navient Corp., 5.875%, 10/25/24	2,585,700	0.4
750,000		Navient Corp., 6.125%, 03/25/24	777,000	0.1
2,380,000		Navient Corp., 7.250%, 09/25/23	2,597,175	0.4
1,015,000		Radian Group, Inc., 4.500%, 10/01/24	1,037,838	0.2
1,210,000	(2)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/21	1,261,425	0.2
300,000		SLM Corp., 5.125%, 04/05/22	309,000	0.1
400,000		Springleaf Finance Corp., 6.125%, 05/15/22	424,620	0.1
1,200,000	(2)	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 06/01/25	1,215,000	0.2
925,000	(2)	Uniti Group L.P. / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/24	785,672	0.1
			29,379,843	4.9

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: 10.4%
1,875,000	(2)	Advanced Disposal Services, Inc., 5.625%, 11/15/24	$1,964,062	0.3
630,000		AECOM, 5.750%, 10/15/22	659,610	0.1
1,880,000		AECOM, 5.875%, 10/15/24	2,091,876	0.4
2,375,000	(6)	ARD Finance SA, 7.125% (PIK Rate 7.875%, Cash Rate 0.000%), 09/15/23	2,541,250	0.4
492,000	(2)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.000%, 02/15/25	522,135	0.1
1,000,000	(2)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 05/15/24	1,100,620	0.2
1,670,000	(2)	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/23	1,751,412	0.3
1,005,000	(2)	BMC East LLC, 5.500%, 10/01/24	1,050,225	0.2
2,350,000	(2)	Bombardier, Inc., 8.750%, 12/01/21	2,530,950	0.4
285,000	(2)	Builders FirstSource, Inc., 5.625%, 09/01/24	302,456	0.1
2,250,000	(2)	Builders FirstSource, Inc., 10.750%, 08/15/23	2,576,250	0.4
2,545,000	(2)	BWAY Holding Co., 7.250%, 04/15/25	2,627,712	0.4
1,500,000	(2)	Cleaver-Brooks, Inc., 8.750%, 12/15/19	1,541,250	0.3
225,000	(2)	DAE Funding LLC, 4.500%, 08/01/22	231,159	0.0
220,000	(2)	DAE Funding LLC, 5.000%, 08/01/24	226,050	0.0
2,280,000	(2)	Gates Global LLC / Gates Global Co., 6.000%, 07/15/22	2,354,100	0.4
2,010,000	(2)	James Hardie International Finance DAC, 5.875%, 02/15/23	2,120,550	0.4
1,300,000	(2)	Koppers, Inc., 6.000%, 02/15/25	1,400,750	0.2
1,775,000	(2)	Masonite International Corp., 5.625%, 03/15/23	1,866,501	0.3
190,000	(2),(5)	Multi-Color Corp., 4.875%, 11/01/25	192,850	0.0
2,525,000	(2)	Multi-Color Corp., 6.125%, 12/01/22	2,661,350	0.4
1,415,000	(2)	Novelis Corp., 5.875%, 09/30/26	1,439,763	0.2
400,000	(2)	Novelis Corp., 6.250%, 08/15/24	418,080	0.1
1,595,000		Orbital ATK, Inc., 5.500%, 10/01/23	1,712,631	0.3
2,000,000		Oshkosh Corp., 5.375%, 03/01/22	2,082,500	0.4
275,000	(2)	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	304,391	0.1
2,525,000	(2)	Owens-Brockway Glass Container, Inc., 6.375%, 08/15/25	2,861,141	0.5
2,100,000	(1),(2)	PaperWorks Industries, Inc., 9.500%, 08/15/19	1,559,250	0.3
2,000,000	(2)	Plastipak Holdings, Inc., 6.500%, 10/01/21	2,068,900	0.3
870,000	(2)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/23	909,020	0.2
115,000	(2)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.000%, 07/15/24	122,691	0.0
500,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	509,400	0.1
2,000,000	(2)	RSI Home Products, Inc., 6.500%, 03/15/23	2,110,000	0.4
1,000,000	(2)	Sealed Air Corp., 5.500%, 09/15/25	1,102,500	0.2
500,000	(2)	Sealed Air Corp., 6.500%, 12/01/20	558,750	0.1
2,515,000	(2)	Shape Technologies Group, Inc., 7.625%, 02/01/20	2,609,313	0.4
2,295,000	(2)	Standard Industries, Inc./NJ, 6.000%, 10/15/25	2,515,228	0.4
510,000		Summit Materials LLC / Summit Materials Finance Corp., 6.125%, 07/15/23	540,600	0.1
2,250,000		Summit Materials LLC / Summit Materials Finance Corp., 8.500%, 04/15/22	2,542,500	0.4
800,000		TransDigm, Inc., 6.375%, 06/15/26	821,504	0.1
1,180,000		TransDigm, Inc., 6.500%, 05/15/25	1,218,350	0.2
540,000		TransDigm, Inc., 6.500%, 07/15/24	558,900	0.1
80,000	(2)	Wrangler Buyer Corp., 6.000%, 10/01/25	81,800	0.0
1,260,000	(2)	Zekelman Industries, Inc., 9.875%, 06/15/23	1,423,800	0.2
			62,384,130	10.4

		Technology: 6.8%
1,575,000	(2)	Ascend Learning LLC, 6.875%, 08/01/25	1,665,563	0.3
2,500,000	(2)	BMC Software Finance, Inc., 8.125%, 07/15/21	2,571,875	0.4
1,500,000	(2),(6)	Boxer Parent Co., Inc., 9.000% (PIK Rate 9.750%, Cash Rate 9.000%), 10/15/19	1,501,875	0.2
1,595,000	(2)	CDK Global, Inc., 4.875%, 06/01/27	1,642,850	0.3
1,500,000		CDW LLC / CDW Finance Corp., 5.500%, 12/01/24	1,678,140	0.3

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
580,000		CDW LLC / CDW Finance Corp., 5.000%, 09/01/25	$611,900	0.1
940,000	(2)	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 03/01/25	961,150	0.2
1,200,000	(2)	Dell International LLC / EMC Corp., 5.450%, 06/15/23	1,317,703	0.2
445,000	(2)	Dell International LLC / EMC Corp., 5.875%, 06/15/21	466,324	0.1
1,200,000	(2)	Dell International LLC / EMC Corp., 6.020%, 06/15/26	1,334,414	0.2
445,000	(2)	Dell International LLC / EMC Corp., 7.125%, 06/15/24	491,803	0.1
1,410,000		Donnelley Financial Solutions, Inc., 8.250%, 10/15/24	1,512,225	0.3
2,001,000	(2)	Entegris, Inc., 6.000%, 04/01/22	2,093,546	0.3
500,000	(2)	First Data Corp., 5.000%, 01/15/24	521,025	0.1
370,000	(2)	First Data Corp., 5.375%, 08/15/23	387,945	0.1
1,000,000	(2)	First Data Corp., 5.750%, 01/15/24	1,050,000	0.2
3,650,000	(2)	First Data Corp., 7.000%, 12/01/23	3,906,595	0.6
2,000,000	(2),(6)	Infor Software Parent LLC / Infor Software Parent, Inc., 7.125% (PIK Rate 7.875%, Cash Rate 7.125%), 05/01/21	2,045,600	0.3
1,895,000	(2)	Micron Technology, Inc., 5.250%, 01/15/24	2,008,529	0.3
910,000	(2)	MSCI, Inc., 5.250%, 11/15/24	973,700	0.2
865,000	(2)	MSCI, Inc., 5.750%, 08/15/25	948,256	0.2
1,250,000		NCR Corp., 4.625%, 02/15/21	1,275,000	0.2
500,000		NCR Corp., 5.000%, 07/15/22	513,750	0.1
750,000		NCR Corp., 6.375%, 12/15/23	801,825	0.1
1,780,000	(2)	Open Text Corp., 5.625%, 01/15/23	1,873,450	0.3
535,000	(2)	Open Text Corp., 5.875%, 06/01/26	588,500	0.1
510,000		Qorvo, Inc., 6.750%, 12/01/23	557,252	0.1
510,000		Qorvo, Inc., 7.000%, 12/01/25	583,950	0.1
1,000,000	(2)	Quintiles IMS, Inc., 5.000%, 10/15/26	1,062,500	0.2
1,430,000	(2)	RP Crown Parent LLC, 7.375%, 10/15/24	1,467,538	0.2
400,000	(2)	Veritas US, Inc. / Veritas Bermuda Ltd., 7.500%, 02/01/23	427,000	0.1
1,745,000	(2)	Veritas US, Inc. / Veritas Bermuda Ltd., 10.500%, 02/01/24	1,878,056	0.3
			40,719,839	6.8

		Utilities: 1.5%
870,000		AES Corp., 5.500%, 03/15/24	912,412	0.2
19,000		AES Corp., 8.000%, 06/01/20	21,897	0.0
500,000	(1)	Calpine Corp., 5.375%, 01/15/23	488,825	0.1
750,000		Calpine Corp., 5.500%, 02/01/24	717,188	0.1
1,275,000	(1)	Calpine Corp., 5.750%, 01/15/25	1,209,656	0.2
2,000,000	(2)	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/23	2,110,000	0.3
1,750,000		NRG Energy, Inc., 6.250%, 07/15/22	1,846,250	0.3
1,050,000		NRG Energy, Inc., 6.625%, 01/15/27	1,105,125	0.2
475,000		NRG Energy, Inc., 7.250%, 05/15/26	511,813	0.1
77,000		NRG Energy, Inc., 7.875%, 05/15/21	79,233	0.0
			9,002,399	1.5

	Total Corporate Bonds/Notes
	(Cost $570,454,052)		585,860,735	97.4

CONVERTIBLE BONDS/NOTES: 0.0%
		Financial: 0.0%
499,200	(2),(4)	Lehman Brothers Holdings, Inc., 8.160%, 05/30/09	15,101	0.0

	Total Convertible Bonds/Notes
	(Cost $451,666)		15,101	0.0

BANK LOANS: 0.6%
		Communications: 0.3%
2,250,000		iHeart Communications, Inc. Term Loan D, 7.982%, (US0003M + 6.750%), 01/30/19	1,741,500	0.3

		Consumer, Non-cyclical: 0.3%
1,701,174		Kindred Healthcare, Inc., 4.821%, (US0003M + 3.500%), 04/09/21	1,703,833	0.3

	Total Bank Loans
	(Cost $3,659,649)		3,445,333	0.6

	Total Long-Term Investments
	(Cost $574,565,367)		589,321,169	98.0

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.9%
	Securities Lending Collateral(7): 7.9%
11,222,779	Citigroup, Inc., Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $11,223,775, collateralized by various U.S. Government Agency Obligations, 1.898%-9.000%, Market Value plus accrued interest $11,447,235, due 12/01/17-06/01/51)	$11,222,779	1.9
11,222,779	Daiwa Capital Markets, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $11,223,766, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $11,447,235, due 10/12/17-12/01/51)	11,222,779	1.9
11,222,779	Nomura Securities, Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $11,223,775, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $11,447,235, due 11/15/17-08/20/67)	11,222,779	1.9
4,848,630	Royal Bank of Scotland PLC, Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $4,849,048, collateralized by various U.S. Government Securities, 0.488%-3.500%, Market Value plus accrued interest $4,945,617, due 10/31/17-11/15/42)	4,848,630	0.8
8,735,345	State of Wisconsin Investment Board, Repurchase Agreement dated 09/29/17, 1.20%, due 10/02/17 (Repurchase Amount $8,736,207, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $8,926,059, due 01/15/19-02/15/46)	8,735,345	1.4
		47,252,312	7.9

	Total Short-Term Investments
	(Cost $47,252,312)	47,252,312	7.9

	Total Investments in Securities (Cost $621,817,679)	$636,573,481	105.9
	Liabilities in Excess of Other Assets	(35,326,677)	(5.9)
	Net Assets	$601,246,804	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Defaulted security
(5)	Settlement is on a when-issued or delayed-delivery basis.
(6)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(7)	Represents securities purchased with cash collateral received for securities on loan.

Reference Rate Abbreviations:
US0003M	3-month LIBOR

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$585,860,735	$–	$585,860,735
Bank Loans	–	3,445,333	–	3,445,333
Convertible Bonds/Notes	–	15,101	–	15,101
Short-Term Investments	–	47,252,312	–	47,252,312
Total Investments, at fair value	$–	$636,573,481	$–	$636,573,481

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $621,900,479.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$26,423,570
Gross Unrealized Depreciation	(11,750,568)
Net Unrealized Appreciation	$14,673,002

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Consumer Discretionary: 18.1%
207,036	(1)	Amazon.com, Inc.	$199,034,059	3.2
962,902	(1)	Burlington Stores, Inc.	91,918,625	1.5
1,469,910		Coach, Inc.	59,207,975	0.9
4,955,648		Comcast Corp. – Class A	190,693,335	3.0
1,122,795	(1)	Dollar Tree, Inc.	97,481,062	1.6
506,090		Expedia, Inc.	72,846,594	1.2
658,970		Hasbro, Inc.	64,361,600	1.0
1,015,030		Hilton Worldwide Holdings, Inc.	70,493,833	1.1
1,092,953		Home Depot, Inc.	178,763,393	2.9
951,125		Marriott International, Inc.	104,871,042	1.7
			1,129,671,518	18.1

		Consumer Staples: 6.7%
1,006,687		Church & Dwight Co., Inc.	48,773,985	0.8
2,054,295	(1)	Monster Beverage Corp.	113,499,799	1.8
1,390,006		PepsiCo, Inc.	154,888,368	2.5
1,850,508		Sysco Corp.	99,834,907	1.6
			416,997,059	6.7

		Energy: 0.8%
539,091	(1)	Diamondback Energy, Inc.	52,809,354	0.8

		Financials: 3.8%
524,635		Ameriprise Financial, Inc.	77,913,544	1.2
1,410,250		Intercontinental Exchange, Inc.	96,884,175	1.5
1,366,104		Progressive Corp.	66,146,756	1.1
			240,944,475	3.8

		Health Care: 13.7%
212,959	(1)	Biogen, Inc.	66,681,722	1.1
4,433,958	(1)	Boston Scientific Corp.	129,338,555	2.1
995,402	(1)	Celgene Corp.	145,149,520	2.3
1,306,570		Gilead Sciences, Inc.	105,858,301	1.7
961,444		Johnson & Johnson	124,997,335	2.0
944,353		UnitedHealth Group, Inc.	184,951,535	2.9
1,544,304		Zoetis, Inc.	98,464,823	1.6
			855,441,791	13.7

		Industrials: 12.8%
486,112		Ametek, Inc.	32,102,836	0.5
2,484,019		Delta Air Lines, Inc.	119,779,396	1.9
1,125,334		Emerson Electric Co.	70,715,989	1.1
800,976		Ingersoll-Rand PLC - Class A	71,423,030	1.1
603,370		L3 Technologies, Inc.	113,693,009	1.8
555,549		Parker Hannifin Corp.	97,232,186	1.6
410,766		Stanley Black & Decker, Inc.	62,013,343	1.0
1,075,595		Union Pacific Corp.	124,736,752	2.0
1,407,478		Waste Management, Inc.	110,163,303	1.8
			801,859,844	12.8

		Information Technology: 36.9%
708,862	(1)	Adobe Systems, Inc.	105,748,033	1.7
169,355	(1)	Alphabet, Inc. - Class A	164,904,351	2.6
2,044,772		Apple, Inc.	315,140,261	5.0
989,390	(1)	Electronic Arts, Inc.	116,807,383	1.9
1,216,846	(1)	Facebook, Inc.	207,922,476	3.3
1,064,267		Fidelity National Information Services, Inc.	99,391,895	1.6
602,093	(1)	Fiserv, Inc.	77,645,913	1.2
1,255,667		Mastercard, Inc. - Class A	177,300,180	2.8
859,905		Microchip Technology, Inc.	77,202,271	1.2
5,407,701		Microsoft Corp.	402,819,648	6.4
348,704		Motorola Solutions, Inc.	29,594,509	0.5
1,039,590		Paychex, Inc.	62,333,816	1.0
1,374,590	(1)	Salesforce.com, Inc.	128,414,198	2.1
520,689		Skyworks Solutions, Inc.	53,058,209	0.9
1,360,964		Texas Instruments, Inc.	121,996,813	2.0
502,209	(1)	Vantiv, Inc.	35,390,668	0.6
1,200,263	(1),(2)	VMware, Inc.	131,056,717	2.1
			2,306,727,341	36.9

		Materials: 3.6%
1,048,898	(1)	Berry Plastics Group, Inc.	59,420,072	1.0
1,157,378	(1)	Crown Holdings, Inc.	69,118,614	1.1
1,355,522		DowDuPont, Inc.	93,842,788	1.5
			222,381,474	3.6

		Real Estate: 2.6%
829,270		American Tower Corp.	113,344,624	1.8
113,024		Equinix, Inc.	50,442,611	0.8
			163,787,235	2.6

	Total Common Stock
	(Cost $5,120,446,591)		6,190,620,091	99.0

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.4%
	Securities Lending Collateral(3): 2.0%
29,620,236	Citigroup, Inc., Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $29,622,865, collateralized by various U.S. Government Agency Obligations, 1.898%-9.000%, Market Value plus accrued interest $30,212,641, due 12/01/17-06/01/51)	$29,620,236	0.5
29,620,236	Daiwa Capital Markets, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $29,622,841, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $30,212,641, due 10/12/17-12/01/51)	29,620,236	0.5
29,620,236	Nomura Securities, Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $29,622,865, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $30,212,642, due 11/15/17-08/20/67)	29,620,236	0.5
12,796,783	Royal Bank of Scotland PLC, Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $12,797,887, collateralized by various U.S. Government Securities, 0.488%-3.500%, Market Value plus accrued interest $13,052,756, due 10/31/17-11/15/42)	12,796,783	0.2
23,055,529	State of Wisconsin Investment Board, Repurchase Agreement dated 09/29/17, 1.20%, due 10/02/17 (Repurchase Amount $23,057,803, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $23,558,888, due 01/15/19-02/15/46)	23,055,529	0.3
		124,713,020	2.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
88,512,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930%
	(Cost $88,512,000)	88,512,000	1.4

	Total Short-Term Investments
	(Cost $213,225,020)	213,225,020	3.4

	Total Investments in Securities (Cost $5,333,671,611)	$6,403,845,111	102.4
	Liabilities in Excess of Other Assets	(149,412,610)	(2.4)
	Net Assets	$6,254,432,501	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2017.

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock*	$6,190,620,091	$–	$–	$6,190,620,091
Short-Term Investments	88,512,000	124,713,020	–	213,225,020
Total Investments, at fair value	$6,279,132,091	$124,713,020	$–	$6,403,845,111

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $5,346,129,362.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$1,078,255,607
Gross Unrealized Depreciation	(20,548,638)

Net Unrealized Appreciation	$1,057,706,969

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Consumer Discretionary: 5.3%
368,639		CBS Corp. - Class B	$21,381,062	1.6
523,483		Coach, Inc.	21,085,895	1.6
274,868	(1)	Dish Network Corp. - Class A	14,906,092	1.1
57,738		Vail Resorts, Inc.	13,171,192	1.0
			70,544,241	5.3

		Consumer Staples: 9.7%
394,341		Coca-Cola Co.	17,749,288	1.4
158,355		Dr Pepper Snapple Group, Inc.	14,009,667	1.1
227,092		Kraft Heinz Co.	17,610,985	1.3
370,658		Philip Morris International, Inc.	41,146,745	3.1
475,117		Wal-Mart Stores, Inc.	37,125,642	2.8
			127,642,327	9.7

		Energy: 11.1%
637,747		Canadian Natural Resources Ltd.	21,358,147	1.6
163,348		EOG Resources, Inc.	15,802,285	1.2
598,709		Exxon Mobil Corp.	49,082,164	3.7
419,184		Halliburton Co.	19,295,040	1.5
304,609		Royal Dutch Shell PLC - Class A ADR	18,453,213	1.4
312,005		Schlumberger Ltd.	21,765,469	1.7
			145,756,318	11.1

		Financials: 25.2%
301,374		Allstate Corp.	27,699,284	2.1
647,721		Citizens Financial Group, Inc.	24,529,194	1.9
249,503		Comerica, Inc.	19,027,099	1.4
677,305		Hartford Financial Services Group, Inc.	37,543,016	2.8
424,624		Intercontinental Exchange, Inc.	29,171,669	2.2
716,888		JPMorgan Chase & Co.	68,469,973	5.2
1,295,485		Keycorp	24,381,028	1.9
614,797		Lazard Ltd.	27,801,120	2.1
437,244		Metlife, Inc.	22,714,826	1.7
922,768		Wells Fargo & Co.	50,890,655	3.9
			332,227,864	25.2

		Health Care: 14.3%
413,700	(2)	AstraZeneca PLC ADR	14,016,156	1.1
197,513		Gilead Sciences, Inc.	16,002,503	1.2
323,289		Johnson & Johnson	42,030,803	3.2
327,401		Medtronic PLC	25,461,976	1.9
539,775		Merck & Co., Inc.	34,561,793	2.6
1,229,999		Pfizer, Inc.	43,910,965	3.3
66,545		UnitedHealth Group, Inc.	13,032,838	1.0
			189,017,034	14.3

		Industrials: 7.9%
112,802		Deere & Co.	14,166,803	1.1
113,057		General Dynamics Corp.	23,242,258	1.8
107,530		Rockwell Automation, Inc.	19,162,922	1.4
370,496		Timken Co.	17,987,581	1.4
76,218	(1)	WABCO Holdings, Inc.	11,280,264	0.8
116,818		Watsco, Inc.	18,815,875	1.4
			104,655,703	7.9

		Information Technology: 8.1%
164,930		Activision Blizzard, Inc.	10,639,634	0.8
723,962		Cisco Systems, Inc.	24,346,842	1.8
122,283		Microchip Technology, Inc.	10,978,568	0.8
180,422		Microsoft Corp.	13,439,635	1.0
592,332		Oracle Corp.	28,639,252	2.2
375,306		Qualcomm, Inc.	19,455,863	1.5
			107,499,794	8.1

		Materials: 2.9%
435,431		DowDuPont, Inc.	30,144,888	2.3
141,395		Nucor Corp.	7,923,776	0.6
			38,068,664	2.9

		Real Estate: 4.7%
149,909		Crown Castle International Corp.	14,987,902	1.1
450,758		Gaming and Leisure Properties, Inc.	16,628,463	1.3
264,493		Highwoods Properties, Inc.	13,777,440	1.1
151,811		Mid-America Apartment Communities, Inc.	16,225,560	1.2
			61,619,365	4.7

		Telecommunication Services: 2.8%
941,037		AT&T, Inc.	36,860,419	2.8

		Utilities: 6.7%
327,743		Ameren Corp.	18,956,655	1.5
606,603		Exelon Corp.	22,850,735	1.7
177,420		NextEra Energy, Inc.	26,000,901	2.0
294,412		PG&E Corp.	20,046,513	1.5
440,822	(1),(3)	PRIME AET&D Holdings NO 1	–	–
			87,854,804	6.7

	Total Common Stock
	(Cost $1,158,151,114)		1,301,746,533	98.7

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: –%
		Communications: –%
32,517	(3)	Tribune Co., Escrow, 08/14/49	–	–

		Energy: –%
1,685,000	(3)	Samson Investment Co., 02/15/20	–	–

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: –%
1,216,000	(3),(4)	Tropicana Entertainment LLC / Tropicana Finance Corp., 9.625%, 12/15/15	$–	–

	Total Corporate Bonds/Notes
	(Cost $888,175)		–	–

	Total Long-Term Investments
	(Cost $1,159,039,289)		1,301,746,533	98.7

SHORT-TERM INVESTMENTS: 1.4%
		Securities Lending Collateral(5): 0.8%
2,525,969		Bank of Montreal, Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $2,526,187, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-3.500%, Market Value plus accrued interest $2,576,488, due 12/31/18-09/20/45)	2,525,969	0.2
2,525,969		BNP Paribas S.A., Repurchase Agreement dated 09/29/17, 1.06%, due 10/02/17 (Repurchase Amount $2,526,189, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $2,576,488, due 11/01/18-08/20/67)	2,525,969	0.2
531,375		Citibank N.A., Repurchase Agreement dated 09/29/17, 1.06%, due 10/02/17 (Repurchase Amount $531,421, collateralized by various U.S. Government Securities, 0.000%-8.000%, Market Value plus accrued interest $542,003, due 10/05/17-05/15/46)	531,375	0.0
2,525,969		Daiwa Capital Markets, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $2,526,191, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $2,576,488, due 10/12/17-12/01/51)	2,525,969	0.2
2,525,969		Nomura Securities, Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $2,526,193, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,576,489, due 11/15/17-08/20/67)	2,525,969	0.2
			10,635,251	0.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
8,302,000	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930%
	(Cost $8,302,000)	8,302,000	0.6

	Total Short-Term Investments
	(Cost $18,937,251)	18,937,251	1.4

	Total Investments in Securities (Cost $1,177,976,540)	$1,320,683,784	100.1
	Liabilities in Excess of Other Assets	(1,676,389)	(0.1)
	Net Assets	$1,319,007,395	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Defaulted security
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of September 30, 2017.

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$70,544,241	$–	$–	$70,544,241
Consumer Staples	127,642,327	–	–	127,642,327
Energy	145,756,318	–	–	145,756,318
Financials	332,227,864	–	–	332,227,864
Health Care	189,017,034	–	–	189,017,034
Industrials	104,655,703	–	–	104,655,703
Information Technology	107,499,794	–	–	107,499,794
Materials	38,068,664	–	–	38,068,664
Real Estate	61,619,365	–	–	61,619,365
Telecommunication Services	36,860,419	–	–	36,860,419
Utilities	87,854,804	–	–	87,854,804
Total Common Stock	1,301,746,533	–	–	1,301,746,533
Corporate Bonds/Notes	–	–	–	–
Short-Term Investments	8,302,000	10,635,251	–	18,937,251
Total Investments, at fair value	$1,310,048,533	$10,635,251	$–	$1,320,683,784

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,180,074,246.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$152,988,571
Gross Unrealized Depreciation	(12,383,517)

Net Unrealized Appreciation	$140,605,054

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 39.5%
		Basic Materials: 0.5%
570,000		PPG Industries, Inc., 2.300%, 11/15/19	$572,394	0.2
830,000		Sherwin-Williams Co/The, 2.250%, 05/15/20	833,668	0.3
			1,406,062	0.5

		Communications: 1.9%
490,000	(1)	Amazon.com, Inc., 1.900%, 08/21/20	491,446	0.2
1,050,000		AT&T, Inc., 2.300%, 03/11/19	1,056,748	0.3
470,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/20	482,718	0.2
599,000		Cisco Systems, Inc., 2.450%, 06/15/20	608,962	0.2
450,000		eBay, Inc., 2.150%, 06/05/20	451,226	0.1
690,000		Orange SA, 1.625%, 11/03/19	685,543	0.2
560,000		Scripps Networks Interactive, Inc., 2.750%, 11/15/19	566,557	0.2
680,000	(1)	Sky PLC, 2.625%, 09/16/19	684,870	0.2
300,000		Verizon Communications, Inc., 2.946%, 03/15/22	305,328	0.1
530,000		Walt Disney Co/The, 1.950%, 03/04/20	531,876	0.2
			5,865,274	1.9

		Consumer, Cyclical: 3.1%
153,191		American Airlines 2013-2 Class A Pass Through Trust, 4.950%, 07/15/24	164,501	0.0
168,274		American Airlines 2015-2 Class B Pass Through Trust, 4.400%, 03/22/25	174,618	0.1
470,000		American Honda Finance Corp., 2.000%, 02/14/20	470,873	0.2
360,000		AutoZone, Inc., 4.000%, 11/15/20	377,295	0.1
445,000	(1)	BMW US Capital LLC, 1.450%, 09/13/19	442,655	0.1
335,000		CVS Health Corp., 2.250%, 08/12/19	336,727	0.1
540,000	(1)	Daimler Finance North America LLC, 2.300%, 01/06/20	542,560	0.2
1,140,000		Ford Motor Credit Co. LLC, 3.157%, 08/04/20	1,163,600	0.4
370,000		Ford Motor Credit Co. LLC, 2.681%, 01/09/20	373,402	0.1
1,210,000		General Motors Financial Co., Inc., 3.950%, 04/13/24	1,240,550	0.4
650,000	(1)	Hyundai Capital America, 2.750%, 09/18/20	649,811	0.2
104,000		Newell Brands, Inc., 2.600%, 03/29/19	104,861	0.0
530,000	(1)	Nissan Motor Acceptance Corp., 2.150%, 09/28/20	530,732	0.2
340,000		Nordstrom, Inc., 4.750%, 05/01/20	352,732	0.1
490,000		Ralph Lauren Corp., 2.625%, 08/18/20	496,722	0.2
650,000		Toyota Motor Credit Corp., 1.550%, 10/18/19	646,609	0.2
480,000		Toyota Motor Credit Corp., 1.700%, 01/09/19	480,165	0.2
235,234		United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/24	245,231	0.1
526,407		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/22	582,548	0.2
			9,376,192	3.1

		Consumer, Non-cyclical: 5.3%
470,000		Abbott Laboratories, 2.800%, 09/15/20	478,257	0.2
910,000		Abbott Laboratories, 2.900%, 11/30/21	926,356	0.3
1,470,000		Anheuser-Busch InBev Finance, Inc., 1.900%, 02/01/19	1,474,158	0.5
550,000		AstraZeneca PLC, 1.750%, 11/16/18	549,973	0.2
670,000		AstraZeneca PLC, 1.950%, 09/18/19	670,183	0.2
480,000	(1)	BAT Capital Corp., 2.297%, 08/14/20	481,761	0.2
520,000	(1)	BAT International Finance PLC, 2.750%, 06/15/20	528,717	0.2
990,000		Becton Dickinson and Co., 2.404%, 06/05/20	993,939	0.3
450,000		Cardinal Health, Inc., 1.948%, 06/14/19	450,599	0.1
850,000	(1)	Danone SA, 1.691%, 10/30/19	844,705	0.3
770,000	(2)	Gilead Sciences, Inc., 1.950%, 03/01/22	759,146	0.2
560,000	(1)	Imperial Brands Finance PLC, 2.950%, 07/21/20	568,776	0.2
520,000		Kraft Heinz Foods Co., 2.800%, 07/02/20	529,641	0.2
470,000		Kroger Co., 1.500%, 09/30/19	464,687	0.1
540,000		Kroger Co., 2.000%, 01/15/19	541,069	0.2
840,000		Medtronic Global Holdings SCA, 1.700%, 03/28/19	839,661	0.3
433,000		Medtronic, Inc., 2.500%, 03/15/20	439,636	0.1
495,000	(2)	Molson Coors Brewing Co., 1.450%, 07/15/19	489,777	0.2
570,000		Moody's Corp., 2.750%, 12/15/21	574,881	0.2
507,000		Mylan NV, 2.500%, 06/07/19	509,157	0.2

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
280,000		PepsiCo, Inc., 1.550%, 05/02/19	$279,800	0.1
600,000		Procter & Gamble Co, 1.900%, 11/01/19	603,310	0.2
710,000		Shire Acquisitions Investments Ireland DAC, 1.900%, 09/23/19	708,852	0.2
930,000		Teva Pharmaceutical Finance Netherlands III BV, 1.700%, 07/19/19	916,859	0.3
342,000		Thermo Fisher Scientific, Inc., 2.150%, 12/14/18	343,594	0.1
			15,967,494	5.3

		Energy: 2.5%
1,079,000		BP Capital Markets PLC, 2.315%, 02/13/20	1,088,661	0.4
495,000		BP Capital Markets PLC, 2.521%, 01/15/20	501,828	0.2
580,000		Canadian Natural Resources Ltd., 2.950%, 01/15/23	577,118	0.2
512,000		Chevron Corp., 1.790%, 11/16/18	513,009	0.2
530,000		Columbia Pipeline Group, Inc., 2.450%, 06/01/18	531,904	0.2
350,000		Enterprise Products Operating LLC, 5.200%, 09/01/20	379,910	0.1
800,000		Exxon Mobil Corp., 1.708%, 03/01/19	800,776	0.3
710,000		Shell International Finance BV, 1.375%, 05/10/19	707,558	0.2
230,000		Shell International Finance BV, 1.375%, 09/12/19	228,571	0.1
473,000		Shell International Finance BV, 1.625%, 11/10/18	473,387	0.1
430,000		Shell International Finance BV, 1.750%, 09/12/21	424,374	0.1
350,000		Shell International Finance BV, 2.125%, 05/11/20	352,774	0.1
319,000		Statoil ASA, 1.950%, 11/08/18	319,875	0.1
760,000		Total Capital International SA, 2.100%, 06/19/19	765,925	0.2
			7,665,670	2.5

		Financial: 18.0%
340,000	(1)	ABN AMRO Bank NV, 2.450%, 06/04/20	342,897	0.1
480,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.500%, 05/15/21	508,165	0.2
460,000		American Express Co., 1.875%, 05/03/19	460,541	0.2
420,000	(1)	ANZ New Zealand Int'l Ltd./London, 2.200%, 07/17/20	420,437	0.1
740,000		Aon Corp., 5.000%, 09/30/20	797,291	0.3
520,000		Ares Capital Corp., 3.500%, 02/10/23	514,513	0.2
620,000	(1)	Athene Global Funding, 2.750%, 04/20/20	625,045	0.2
680,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.250%, 06/13/19	684,349	0.2
400,000		Banco Santander SA, 3.500%, 04/11/22	409,957	0.1
426,000		Bank of America Corp., 2.151%, 11/09/20	424,934	0.1
1,063,000		Bank of America Corp., 2.600%, 01/15/19	1,071,824	0.4
583,000		Bank of America Corp., 2.650%, 04/01/19	588,408	0.2
490,000		Bank of Montreal, 2.100%, 12/12/19	491,851	0.2
850,000		Bank of New York Mellon Corp., 2.600%, 08/17/20	862,793	0.3
500,000		Bank of Nova Scotia, 1.650%, 06/14/19	498,720	0.2
450,000	(1)	Banque Federative du Credit Mutuel SA, 2.200%, 07/20/20	449,850	0.1
150,000		Barclays Bank PLC, 5.140%, 10/14/20	160,518	0.1
520,000		Barclays PLC, 2.750%, 11/08/19	525,876	0.2
310,000		Berkshire Hathaway Finance Corp., 1.700%, 03/15/19	310,639	0.1
650,000	(1)	BNZ International Funding Ltd./London, 2.350%, 03/04/19	653,752	0.2
680,000		Branch Banking & Trust Co., 2.100%, 01/15/20	683,461	0.2
690,000		Capital One NA/Mclean VA, 2.650%, 08/08/22	686,271	0.2
660,000		Citibank NA, 2.000%, 03/20/19	662,275	0.2
1,203,000		Citigroup, Inc., 2.050%, 12/07/18	1,204,806	0.4
592,000		Citigroup, Inc., 2.500%, 07/29/19	597,156	0.2
660,000		Citizens Financial Group, Inc., 5.158%, 06/29/23	673,273	0.2
630,000		Comerica, Inc., 2.125%, 05/23/19	629,516	0.2
460,000	(1)	Commonwealth Bank of Australia, 2.250%, 03/10/20	462,392	0.2
1,050,000		Cooperatieve Rabobank UA/NY, 2.250%, 01/14/19	1,057,918	0.4
720,000		Credit Suisse AG, 5.300%, 08/13/19	762,818	0.3
950,000		Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/20	969,593	0.3
1,050,000		Discover Bank, 2.600%, 11/13/18	1,057,032	0.4
490,000		Fifth Third Bank/Cincinnati OH, 1.625%, 09/27/19	487,068	0.2
950,000		Fifth Third Bank/Cincinnati OH, 2.150%, 08/20/18	954,516	0.3

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
450,000		GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	$454,472	0.2
1,935,000		Goldman Sachs Group, Inc., 2.550%, 10/23/19	1,957,853	0.6
920,000		Hartford Financial Services Group, Inc., 8.125%, 06/15/68	956,800	0.3
134,000		HSBC USA, Inc., 5.000%, 09/27/20	144,165	0.0
700,000		HSBC Bank USA NA, 4.875%, 08/24/20	753,111	0.2
900,000	(1)	ING Bank NV, 2.700%, 08/17/20	912,953	0.3
710,000		ING Bank NV, 4.125%, 11/21/23	723,969	0.2
236,000		International Lease Finance Corp., 8.250%, 12/15/20	276,305	0.1
820,000	(1)	Intesa Sanpaolo SpA, 3.125%, 07/14/22	822,686	0.3
760,000		JPMorgan Chase & Co., 1.850%, 03/22/19	760,676	0.3
540,000		JPMorgan Chase & Co., 2.550%, 03/01/21	545,541	0.2
450,000		KeyBank NA/Cleveland OH, 2.350%, 03/08/19	453,729	0.1
496,000		KeyCorp, 2.300%, 12/13/18	498,757	0.2
705,000	(1)	Metropolitan Life Global Funding I, 1.550%, 09/13/19	699,006	0.2
840,000		Mitsubishi UFJ Financial Group, Inc., 2.190%, 09/13/21	830,105	0.3
60,000		Morgan Stanley, 2.200%, 12/07/18	60,257	0.0
860,000		Morgan Stanley, 2.750%, 05/19/22	863,800	0.3
600,000		Morgan Stanley, 2.800%, 06/16/20	610,296	0.2
800,000		Morgan Stanley, 2.450%, 02/01/19	805,781	0.3
730,000		National Australia Bank Ltd./New York, 2.250%, 01/10/20	733,425	0.2
550,000		National Rural Utilities Cooperative Finance Corp., 1.500%, 11/01/19	545,970	0.2
400,000		National Rural Utilities Cooperative Finance Corp., 1.650%, 02/08/19	399,370	0.1
390,000	(1)	NUVEEN FINANCE LLC, 2.950%, 11/01/19	396,638	0.1
828,000		PNC Bank NA, 2.400%, 10/18/19	835,322	0.3
540,000	(1)	Protective Life Global Funding, 2.161%, 09/25/20	539,202	0.2
600,000		Royal Bank of Canada, 2.125%, 03/02/20	602,735	0.2
1,386,000		Royal Bank of Scotland Group PLC, 6.400%, 10/21/19	1,501,876	0.5
1,420,000		Santander Holdings USA, Inc., 2.700%, 05/24/19	1,431,609	0.5
430,000		Santander UK PLC, 2.500%, 03/14/19	433,959	0.1
626,000	(1)	Scentre Group Trust 1 / Scentre Group Trust 2, 2.375%, 11/05/19	629,124	0.2
710,000		Skandinaviska Enskilda Banken AB, 2.300%, 03/11/20	714,105	0.2
610,000	(1)	Standard Chartered PLC, 2.100%, 08/19/19	609,478	0.2
790,000		Sumitomo Mitsui Banking Corp., 1.966%, 01/11/19	790,890	0.3
594,000		Sumitomo Mitsui Financial Group, Inc., 2.934%, 03/09/21	603,910	0.2
913,000		SunTrust Bank/Atlanta GA, 2.250%, 01/31/20	917,678	0.3
357,000		SunTrust Banks, Inc., 2.500%, 05/01/19	360,145	0.1
584,000		Toronto-Dominion Bank, 2.250%, 11/05/19	588,584	0.2
800,000		Toronto-Dominion Bank/The, 2.125%, 07/02/19	804,177	0.3
1,063,000	(1)	UBS AG/London, 2.200%, 06/08/20	1,065,692	0.4
860,000	(1)	UBS Group Funding Switzerland AG, 2.950%, 09/24/20	873,943	0.3
526,000		US Bank NA/Cincinnati OH, 2.125%, 10/28/19	529,724	0.2
120,000		Visa, Inc., 2.200%, 12/14/20	121,191	0.0
438,000	(1)	WEA Finance LLC / Westfield UK & Europe Finance PLC, 2.700%, 09/17/19	442,015	0.1
904,000		Wells Fargo & Co., 2.550%, 12/07/20	914,629	0.3
1,330,000		Wells Fargo Bank NA, 2.150%, 12/06/19	1,337,266	0.4
535,000		Westpac Banking Corp., 1.600%, 08/19/19	532,660	0.2
			54,076,034	18.0

		Industrial: 1.4%
530,000		Amphenol Corp., 2.200%, 04/01/20	530,971	0.2
724,000		Caterpillar Financial Services Corp., 2.250%, 12/01/19	729,366	0.2
175,000		General Electric Co., 2.200%, 01/09/20	176,806	0.1
713,000		Ingersoll-Rand Global Holding Co. Ltd., 2.875%, 01/15/19	721,296	0.2
630,000		Lockheed Martin Corp., 1.850%, 11/23/18	630,660	0.2
460,000		Rockwell Collins, Inc., 1.950%, 07/15/19	460,149	0.2
523,000	(1)	Rolls-Royce PLC, 2.375%, 10/14/20	522,657	0.2

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
300,000	(1) Siemens Financieringsmaatschappij NV, 2.200%, 03/16/20	$303,098	0.1
		4,075,003	1.4

	Technology: 4.0%
1,221,000	Apple, Inc., 1.900%, 02/07/20	1,225,439	0.4
830,000	Apple, Inc., 1.800%, 05/11/20	830,546	0.3
1,230,000	Applied Materials, Inc., 2.625%, 10/01/20	1,253,134	0.4
545,000	(1) Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.375%, 01/15/20	548,231	0.2
1,290,000	(1) Dell International LLC / EMC Corp., 3.480%, 06/01/19	1,315,207	0.4
230,000	Hewlett Packard Enterprise Co., 3.600%, 10/15/20	238,527	0.1
1,053,000	Intel Corp., 2.450%, 07/29/20	1,073,290	0.3
450,000	Intel Corp., 1.850%, 05/11/20	451,043	0.1
1,090,000	International Business Machines Corp., 1.900%, 01/27/20	1,091,598	0.4
770,000	KLA-Tencor Corp., 3.375%, 11/01/19	789,650	0.2
500,000	Microsoft Corp., 1.100%, 08/08/19	495,573	0.2
574,000	Microsoft Corp., 1.550%, 08/08/21	564,037	0.2
490,000	NetApp, Inc., 2.000%, 09/27/19	490,002	0.2
900,000	Qualcomm, Inc., 2.100%, 05/20/20	907,042	0.3
280,000	Texas Instruments, Inc., 2.750%, 03/12/21	286,501	0.1
580,000	VMware, Inc., 2.300%, 08/21/20	581,992	0.2
		12,141,812	4.0

	Utilities: 2.8%
880,000	Black Hills Corp., 2.500%, 01/11/19	884,113	0.3
720,000	Dominion Energy, Inc., 2.579%, 07/01/20	725,443	0.2
200,000	Dominion Energy, Inc., 1.600%, 08/15/19	198,780	0.1
780,000	Dominion Resources, Inc./VA, 1.900%, 06/15/18	781,396	0.3
1,125,000	Duke Energy Corp., 1.800%, 09/01/21	1,103,043	0.4
310,000	Edison International, 2.125%, 04/15/20	310,138	0.1
268,000	(1) Electricite de France SA, 2.350%, 10/13/20	269,621	0.1
320,000	Exelon Generation Co. LLC, 2.950%, 01/15/20	325,790	0.1
550,000	Georgia Power Co., 2.000%, 03/30/20	550,645	0.2
470,000	Georgia Power Co., 2.000%, 09/08/20	468,737	0.1
410,000	NextEra Energy Capital Holdings, Inc., 2.300%, 04/01/19	412,204	0.1
740,000	Oklahoma Gas & Electric Co., 8.250%, 01/15/19	796,425	0.3
658,000	Public Service Enterprise Group, Inc., 1.600%, 11/15/19	651,075	0.2
580,000	Sempra Energy, 1.625%, 10/07/19	576,556	0.2
330,000	Southern Co. Gas Capital Corp., 2.450%, 10/01/23	323,129	0.1
		8,377,095	2.8

	Total Corporate Bonds/Notes
	(Cost $118,601,252)	118,950,636	39.5

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.1%
332,541	Wells Fargo Mortgage Backed Securities 2005-AR16 Trust 2A1, 3.183%, 02/25/34	341,335	0.1

	Total Collateralized Mortgage Obligations
	(Cost $335,616)	341,335	0.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.0%
	Federal Home Loan Mortgage Corporation: 0.0%(3)
109	2.578%, (H15T1Y + 1.997%), 07/01/24	111	0.0

	Federal National Mortgage Association: 0.0%(3)
70,726	6.500%, 10/01/22	78,410	0.0
24,882	6.500%, 10/01/32	27,726	0.0
15,796	7.000%, 10/01/32	16,037	0.0
		122,173	0.0

	Total U.S. Government Agency Obligations
	(Cost $113,673)	122,284	0.0

FOREIGN GOVERNMENT BONDS: 0.0%
179,000	(2) European Investment Bank, 1.750%, 05/15/20	179,052	0.0

	Total Foreign Government Bonds
	(Cost $178,474)	179,052	0.0

U.S. TREASURY OBLIGATIONS: 11.2%
	U.S. Treasury Notes: 11.2%
844,000	(2) 1.250%, 05/31/19	841,396	0.3
4,138,000	1.250%, 03/31/19	4,127,493	1.4
4,606,000	1.375%, 09/30/19	4,596,284	1.5
3,464,000	(2) 1.375%, 09/15/20	3,439,711	1.1
2,290,000	1.875%, 03/31/22	2,288,658	0.8
1,239,000	1.875%, 09/30/22	1,235,982	0.4
15,108,000	2.125%, 09/30/24	15,107,975	5.0

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
		U.S. Treasury Notes: (continued)
2,000,000		1.250%, 04/30/19	$1,994,297	0.7

	Total U.S. Treasury Obligations
	(Cost $33,654,828)		33,631,796	11.2

COMMERCIAL MORTGAGE-BACKED SECURITIES: 7.2%
2,399,182		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9 C, 5.055%, 09/11/42	2,426,227	0.8
525,000		CD 2007-CD5 Mortgage Trust AJA, 6.581%, 11/15/44	524,690	0.2
500,000	(1)	Citigroup Commercial Mortgage Trust 2016-SMPL A, 2.228%, 09/10/31	496,125	0.2
1,080,523		Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/48	1,109,565	0.4
1,339,993		Citigroup Commercial Mortgage Trust 2012-GC8 AAB, 2.608%, 09/10/45	1,356,802	0.4
175,446		COMM 2012-CR4 A2, 1.801%, 10/15/45	175,361	0.1
280,000		COMM 2014-CR17 A2, 3.012%, 05/10/47	284,636	0.1
700,000		COMM 2014-UBS6 A2, 2.935%, 12/10/47	709,159	0.2
179,715		COMM 2012-CR3 A2, 1.765%, 10/15/45	179,607	0.1
310,000		COMM 2014-CR14 A2, 3.147%, 02/10/47	313,943	0.1
199,712	(1)	Commercial Mortgage Trust 2004-GG1 F, 6.593%, 06/10/36	199,787	0.1
472,887		Ginnie Mae 2011-53 B, 4.397%, 05/16/51	499,194	0.2
341,417		Ginnie Mae 2014-54 AC, 2.874%, 02/16/49	344,958	0.1
186,828		Ginnie Mae 2015-21 AF, 2.071%, 07/16/48	184,544	0.1
466,760		Ginnie Mae 2016-110 AB, 2.000%, 05/16/49	459,457	0.1
206,410		Ginnie Mae 2016-86 AB, 2.500%, 09/16/56	206,128	0.1
555,357		Ginnie Mae 2017-50 AB, 2.400%, 02/16/47	548,591	0.2
635,848		Ginnie Mae 2017-51 AB, 2.350%, 04/16/57	629,896	0.2
926,134		Ginnie Mae 2017-86 AB, 2.300%, 11/16/51	919,718	0.3
896,429		Ginnie Mae 2017-89 A, 2.500%, 08/16/57	894,907	0.3
160,944		GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Trust B, 4.965%, 12/10/41	162,627	0.0
407,599		Ginnie Mae 2017-69 AB, 2.350%, 05/16/53	404,083	0.1
388,068		Ginnie Mae 2017-70 A, 2.500%, 10/16/57	386,467	0.1
740,000		GS Mortgage Securities Corp. II 2015-GC30 A2, 2.726%, 05/10/50	750,342	0.2
5,515		GS Mortgage Securities Trust 2012-GCJ9 A2, 1.762%, 11/10/45	5,513	0.0
179,852		JPMBB Commercial Mortgage Securities Trust 2013-C12 A2, 2.424%, 07/15/45	180,456	0.1
500,000		JPMBB Commercial Mortgage Securities Trust 2 2014-C19 A2, 3.046%, 04/15/47	507,850	0.2
1,063,955	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 A3, 4.106%, 07/15/46	1,076,563	0.4
2,710,000	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 B, 5.588%, 08/15/46	2,949,632	1.0
2,845	(1)	JPMorgan Commercial Mortgage-Backed Securities Trust 2009-RR1 A4B2, 1.000%, (1.000*US0001M + 0.700%), 03/18/51	2,824	0.0
140,094		LB-UBS Commercial Mortgage Trust 2008-C1 A2, 6.319%, 04/15/41	141,587	0.0
463,194		Morgan Stanley Capital I Trust 2008-TOP29, 6.498%, 01/11/43	466,052	0.2
760,000	(1)	PFP 2015-2 C, 4.484%, (1.000*US0001M + 3.250%), 07/14/34	761,476	0.2
750,000		TIAA Seasoned Commercial Mortgage Trust 2007-C4 C, 5.475%, 08/15/39	754,401	0.2
670,000		Wells Fargo Commercial Mortgage Trust 2015-NXS1 A2, 2.632%, 05/15/48	677,763	0.2

	Total Commercial Mortgage-Backed Securities
	(Cost $21,845,320)		21,690,931	7.2

ASSET-BACKED SECURITIES: 17.8%
		Automobile Asset-Backed Securities: 6.0%
410,000		Ally Auto Receivables Trust 2016-2 A4, 1.600%, 01/15/21	408,806	0.1
400,000		Ally Auto Receivables Trust 2017-2 A4, 2.100%, 03/15/22	401,451	0.1
900,000		Ally Auto Receivables Trust 2017-3 A4, 2.010%, 03/15/22	900,962	0.3
350,000	(1)	Bank of The West Auto Trust 2015-1 A4, 1.660%, 09/15/20	349,779	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities: (continued)
750,000		CarMax Auto Owner Trust 2017-1 A4, 2.270%, 09/15/22	$752,643	0.3
750,000		CarMax Auto Owner Trust 2017-3 A4, 2.220%, 11/15/22	748,578	0.3
750,000	(1)	Chrysler Capital Auto Receivables Trust 2016-B, 1.870%, 02/15/22	745,733	0.3
600,000		Ford Credit Auto Owner Trust 2015-C A4, 1.740%, 02/15/21	600,027	0.2
1,300,000		Ford Credit Auto Owner Trust 2016-C, 1.400%, 02/15/22	1,283,488	0.4
450,000		GM Financial Automobile Leasing Trust 2015-3 A4, 1.810%, 11/20/19	450,439	0.2
1,200,000		GM Financial Automobile Leasing Trust 2016-3, 1.780%, 05/20/20	1,197,981	0.4
350,000		GM Financial Automobile Leasing Trust 2017-1 A4, 2.260%, 08/20/20	352,030	0.1
970,000		Harley-Davidson Motorcycle Trust 2015-1 A4, 1.670%, 08/15/22	969,355	0.3
300,000	(1)	Hyundai Auto Lease Securitization Trust 2016-C A4, 1.650%, 07/15/20	299,400	0.1
400,000		Hyundai Auto Receivables Trust 2017-A A4, 2.090%, 04/17/23	400,716	0.1
950,000		Hyundai Auto Receivables Trust 2017-B A4, 1.960%, 02/15/23	946,716	0.3
450,000		Mercedes-Benz Auto Receivables Trust 2015-1 A4, 1.750%, 12/15/21	450,088	0.2
1,000,000		Mercedes-Benz Auto Lease Trust 2016-B, 1.520%, 06/15/22	996,945	0.3
350,000		Nissan Auto Lease Trust 2016-B A4, 1.610%, 01/18/22	349,125	0.1
700,000		Nissan Auto Receivables 2017-B A4, 1.950%, 10/16/23	698,342	0.2
550,000	(1)	Oscar US Funding Trust VI LLC 2017-1A A3, 2.820%, 06/10/21	553,370	0.2
1,450,000	(1)	Oscar US Funding Trust VII LLC 2017-2A A3, 2.450%, 12/10/21	1,452,584	0.5
320,000		Toyota Auto Receivables 2015-B Owner Trust A4, 1.740%, 09/15/20	320,427	0.1
670,000		Toyota Auto Receivables 2016-A Owner Trust A4, 1.470%, 09/15/21	666,087	0.2
650,000		Toyota Auto Receivables 2017-B Owner Trust A4, 2.050%, 09/15/22	651,127	0.2
650,000		Toyota Auto Receivables 2017-C A4 Owner Trust, 1.980%, 12/15/22	649,513	0.2
260,000		World Omni Auto Receivables Trust 2015-B A4, 1.840%, 01/17/22	259,600	0.1
300,000		World Omni Automobile Lease Securitization Trust 2017-A A4, 2.320%, 08/15/22	301,427	0.1
			18,156,739	6.0

		Credit Card Asset-Backed Securities: 3.6%
850,000		American Express Credit Account Master Trust 2017-1 A, 1.930%, 09/15/22	851,505	0.3
650,000		American Express Credit Account Master Trust 2017-1 B, 2.100%, 09/15/22	650,042	0.2
1,500,000		Cabela's Credit Card Master Note Trust 2015-1A A1, 2.260%, 03/15/23	1,506,835	0.5
900,000		Cabela's Credit Card Master Note Trust 2016-1 A1, 1.780%, 06/15/22	898,850	0.3
650,000		Capital One Multi-Asset Execution Trust 2016-A4 A4, 1.330%, 06/15/22	644,858	0.2
1,200,000		Capital One Multi-Asset Execution Trust 2016-A6 A6, 1.820%, 09/15/22	1,199,945	0.4
550,000		Chase Issuance Trust 2016-A2 A, 1.370%, 06/15/21	546,545	0.2
400,000		Chase Issuance Trust 2016-A5 A5, 1.270%, 07/15/21	396,613	0.1
420,000		Citibank Credit Card Issuance Trust 2014-A6 A6, 2.150%, 07/15/21	422,905	0.1
900,000		Citibank Credit Card Issuance Trust 2016-A1 A1, 1.750%, 11/19/21	898,927	0.3
740,000		Discover Card Execution Note Trust 2012-A6 A6, 1.670%, 01/18/22	739,075	0.3
1,200,000		Discover Card Execution Note Trust 2016-A4 A4, 1.390%, 03/15/22	1,191,070	0.4
200,000		Discover Card Execution Note Trust 2017-A6 A6, 1.880%, 02/15/23	199,823	0.1
600,000		Synchrony Credit Card Master Note Trust 2016-1 A, 2.040%, 03/15/22	602,602	0.2
			10,749,595	3.6

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Home Equity Asset-Backed Securities: 0.0%
56,644		Chase Funding Loan Acquisition Trust Series 2003-C2 1A, 4.750%, 12/25/19	$56,958	0.0

		Other Asset-Backed Securities: 7.9%
500,000	(1)	Ares XLIV CLO Ltd. 2017-44A A2, 2.664%, (1.000*US0003M + 1.350%), 10/15/29	499,979	0.2
970,000	(1)	Babson CLO Ltd. 2014-3A AR, 2.624%, (1.000*US0003M + 1.320%), 01/15/26	978,534	0.3
250,000	(1)	Bain Capital Credit CLO 2017-1A A2, 2.644%, (1.000*US0003M + 1.350%), 07/20/30	249,989	0.1
250,000	(1)	Barings CLO Ltd. 2017-1A A2, 2.631%, (1.000*US0003M + 1.350%), 07/18/29	251,102	0.1
580,000	(1)	Benefit Street Partners CLO II Ltd. 2013-IIA A1R, 2.554%, (1.000*US0003M + 1.250%), 07/15/29	581,021	0.2
1,650,000	(1)	Benefit Street Partners CLO X Ltd. 2016-10A A1, 2.794%, (1.000*US0003M + 1.490%), 01/15/29	1,670,770	0.6
1,210,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2017-1A A1A, 2.461%, (1.000*US0003M + 1.300%), 04/20/31	1,213,200	0.4
460,000	(1)	Cedar Funding II CLO Ltd. 2013-1A A1R, 2.547%, (1.000*US0003M + 1.230%), 06/09/30	461,385	0.2
620,000	(1)	Cedar Funding VIII Clo Ltd. 2017-8A A1, 2.618%, (1.000*US0003M + 1.250%), 10/17/30	619,994	0.2
750,000	(4)	CIFC Funding 2013-2A A1LR, 2.650%, 10/18/30	750,000	0.2
630,000	(1)	CIFC Funding 2016-1A A, 2.787%, (1.000*US0003M + 1.480%), 10/21/28	633,122	0.2
600,000	(1)	CIFC Funding 2017-4 A1 Ltd., 2.633%, (1.000*US0003M + 1.250%), 10/24/30	604,018	0.2
620,000		CNH Equipment Trust 2015-B A4, 1.890%, 04/15/22	621,017	0.2
400,000		CNH Equipment Trust 2017-B A4, 2.170%, 04/17/23	400,394	0.1
968,807		CWABS, Inc. Asset-Backed Certificates Trust 2004-5 1A, 1.737%, (1.000*US0001M + 0.500%), 10/25/34	955,728	0.3
550,000	(1),(5)	Deer Creek Clo Ltd. 2017-1A A, 2.240%, (1.000*US0003M + 1.180%), 10/20/30	550,000	0.2
680,000	(1)	Dewolf Park Clo Ltd. 2017-1A A, 2.464%, (1.000*US0003M + 1.210%), 10/15/30	683,927	0.2
480,000	(1)	Dryden 33 Senior Loan Fund 2014-33A AR, 2.734%, (1.000*US0003M + 1.430%), 10/15/28	484,036	0.2
540,000	(1)	Dryden 49 Senior Loan Fund 2017-49A A, 2.538%, (1.000*US0003M + 1.210%), 07/18/30	541,050	0.2
1,120,000	(1)	Dryden Senior Loan Fund 2017-47A A2, 2.745%, (1.000*US0003M + 1.350%), 04/15/28	1,124,259	0.4
480,000	(1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 2.515%, (1.000*US0003M + 1.200%), 08/15/30	480,998	0.2
750,000	(1)	Galaxy XIX CLO Ltd. 2015-19A A1R, 2.537%, (1.000*US0003M + 1.220%), 07/24/30	750,751	0.2
62,347	(1)	GSAMP Trust 2005-SEA2 A1, 1.587%, (1.000*US0001M + 0.350%), 01/25/45	62,316	0.0
750,000	(1)	KKR CLO 9 AR Ltd., 2.574%, (1.000*US0003M + 1.270%), 07/15/30	750,926	0.2
950,000	(1)	LCM XXIII Ltd. 23A A1, 2.707%, (1.000*US0003M + 1.400%), 10/20/29	957,070	0.3
880,000	(1)	Oaktree EIF II Series B1 Ltd. 2015-B1A A, 2.865%, (1.000*US0003M + 1.550%), 02/15/26	882,955	0.3
520,000	(1)	Octagon Investment Partners 30 Ltd. 2017-1A A1, 2.627%, (1.000*US0003M + 1.320%), 03/17/30	521,134	0.2
500,000	(1)	Octagon Investment Partners Ltd. 2017-1A A2, 2.668%, (1.000*US0003M + 1.350%), 07/15/29	499,991	0.2
500,000	(1)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 2.679%, (1.000*US0003M + 1.375%), 07/15/29	505,094	0.2
400,000	(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 2.656%, (1.000*US0003M + 1.350%), 07/19/30	400,992	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
750,000	(1)	OHA Loan Funding Ltd. 2015-1A AR, 2.725%, (1.000*US0003M + 1.410%), 08/15/29	$759,754	0.2
700,000	(1)	Palmer Square CLO 2015-2A A1AR Ltd., 2.577%, (1.000*US0003M + 1.270%), 07/20/30	699,933	0.2
275,000	(1)	Palmer Square CLO 2015-2A A1BR Ltd., 2.657%, (1.000*US0003M + 1.350%), 07/20/30	274,974	0.1
500,000	(1)	TCI-Symphony CLO 2017-1A A Ltd., 2.501%, (1.000*US0003M + 1.230%), 07/15/30	499,986	0.2
570,000	(1)	THL Credit Wind River 2017-2A A Clo Ltd., 2.544%, (1.000*US0003M + 1.230%), 07/20/30	572,611	0.2
900,000	(1)	THL Credit Wind River CLO Ltd. 2017-3A A, 2.489%, (1.000*US0003M + 1.250%), 10/15/30	899,992	0.3
450,000	(1)	Volvo Financial Equipment LLC Series 2017-1A A4, 2.210%, 11/15/21	451,028	0.1
			23,844,030	7.9

		Student Loan Asset-Backed Securities: 0.3%
700,000	(1)	DRB Prime Student Loan Trust 2017-A A2B, 2.850%, 05/27/42	702,774	0.3

	Total Asset-Backed Securities
	(Cost $53,432,209)		53,510,096	17.8

	Total Long-Term Investments
	(Cost $228,161,372)		228,426,130	75.8

SHORT-TERM INVESTMENTS: 31.3%
		Corporate Bonds/Notes: 5.4%
680,000		AbbVie, Inc., 1.800%, 05/14/18	681,042	0.2
705,000		Allergan Funding SCS, 2.350%, 03/12/18	707,112	0.2
614,000		Air Lease Corp., 2.125%, 01/15/18	614,711	0.2
690,000		Alibaba Group Holding Ltd., 1.625%, 11/28/17	690,453	0.2
540,000		Bank of America Corp., 1.950%, 05/12/18	540,847	0.2
810,000	(1)	Bank of Tokyo-Mitsubishi UFJ Ltd., 1.700%, 03/05/18	810,219	0.3
570,000		Baxalta, Inc., 2.000%, 06/22/18	571,345	0.2
275,000		BP Capital Markets PLC, 1.674%, 02/13/18	275,210	0.1
502,000		British Telecommunications PLC, 5.950%, 01/15/18	508,129	0.2
400,000		Capital One NA/Mclean VA, 2.350%, 08/17/18	401,737	0.1
370,000		Cardinal Health, Inc., 1.950%, 06/15/18	370,603	0.1
790,000		Charles Schwab Corp., 1.500%, 03/10/18	790,266	0.3
820,000		Chevron Corp., 1.365%, 03/02/18	819,959	0.3
540,000		Corning, Inc., 1.500%, 05/08/18	539,389	0.2
310,000		eBay, Inc., 2.500%, 03/09/18	311,234	0.1
410,000		Eli Lilly & Co., 1.250%, 03/01/18	409,760	0.1
360,000		Energy Transfer L.P., 2.500%, 06/15/18	361,472	0.1
700,000		Enterprise Products Operating LLC, 1.650%, 05/07/18	699,848	0.2
616,000		Kinder Morgan, Inc./DE, 2.000%, 12/01/17	616,228	0.2
504,000	(1)	Mitsubishi UFJ Trust & Banking Corp., 1.600%, 10/16/17	504,038	0.2
525,000		NetApp, Inc., 2.000%, 12/15/17	525,209	0.2
435,000		PACCAR Financial Corp., 1.450%, 03/09/18	435,091	0.2
540,000		Southern Power Co., 1.500%, 06/01/18	539,693	0.2
539,000		Statoil ASA, 1.250%, 11/09/17	539,030	0.2
430,000		TransCanada PipeLines Ltd., 1.875%, 01/12/18	430,384	0.1
591,000		UnitedHealth Group, Inc., 1.400%, 12/15/17	590,935	0.2
1,302,000		Visa, Inc., 1.200%, 12/14/17	1,302,487	0.4
570,000		Zoetis, Inc., 1.875%, 02/01/18	571,212	0.2
			16,157,643	5.4

		Securities Lending Collateral(6): 6.5%
4,670,454		Daiwa Capital Markets, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $4,670,865, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $4,763,863, due 10/12/17-12/01/51)	4,670,454	1.6

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Securities Lending Collateral(6) (continued)
4,670,454		Mizuho Securities USA LLC, Repurchase Agreement dated 09/29/17, 1.06%, due 10/02/17 (Repurchase Amount $4,670,861, collateralized by various U.S. Government Agency Obligations, 3.500%-4.000%, Market Value plus accrued interest $4,763,863, due 09/01/47-08/01/56)	$4,670,454	1.5
4,670,454		Nomura Securities, Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $4,670,869, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $4,763,863, due 11/15/17-08/20/67)	4,670,454	1.5
2,008,082		Royal Bank of Scotland PLC, Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $2,008,255, collateralized by various U.S. Government Securities, 0.488%-3.500%, Market Value plus accrued interest $2,048,250, due 10/31/17-11/15/42)	2,008,082	0.7
3,632,907		State of Wisconsin Investment Board, Repurchase Agreement dated 09/29/17, 1.20%, due 10/02/17 (Repurchase Amount $3,633,265, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,712,222, due 01/15/19-02/15/46)	3,632,907	1.2
			19,652,351	6.5

		Commercial Mortgage-Backed Securities: 0.1%
33,345,050	(7)	Freddie Mac Multifamily Structured Pass Through Certificates K702 X1, 1.617%, 02/25/18	73,386	0.0
14,754,964	(7)	Freddie Mac Multifamily Structured Pass Through Certificates K703 X1, 2.186%, 05/25/18	105,760	0.0
22,123,816	(7)	Freddie Mac Multifamily Structured Pass Through Certificates K705 X1, 1.852%, 09/25/18	277,999	0.1
			457,145	0.1

		U.S. Treasury Obligations: 17.2%
52,185,000		United States Treasury Note, 0.625%, 06/30/18
		(Cost $51,948,182)	51,932,252	17.2

Shares		Value	Percentage of Net Assets
	Electric: 0.1%
305,000	NextEra Energy Capital Holdings, Inc.""
	(Cost $305,352)	304,927	0.1

	Food: 0.4%
1,060,000	Kraft Heinz Foods Co.""
	(Cost $1,057,880)	1,062,349	0.4

	Healthcare-Services: 0.1%
330,000	UnitedHealth Group, Inc.""
	(Cost $329,581)	330,905	0.1

	Auto Manufacturers: 0.2%
550,000	PACCAR Financial Corp.""
	(Cost $549,582)	551,340	0.2

	Mutual Funds: 0.5%
1,554,000	(8) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930%
	(Cost $1,554,000)	1,554,000	0.5

	Banks: 0.5%
550,000	Bank of Montreal""	551,090	0.2
370,000	Regions Bank/Birmingham AL""	371,634	0.1
730,000	Royal Bank of Canada""	731,778	0.2
	Total Banks
	(Cost $1,648,718)	1,654,502	0.5

	Financial: 0.1%
206,000	Kilroy Realty L.P.""
	(Cost $209,989)	209,547	0.1

	Biotechnology: 0.2%
550,000	Celgene Corp.""
	(Cost $549,967)	552,404	0.2

	Total Short-Term Investments
	(Cost $94,407,821)	94,419,365	31.3

	Total Investments in Securities (Cost $322,569,193)	$322,845,495	107.1
	Liabilities in Excess of Other Assets	(21,541,578)	(7.1)
	Net Assets	$301,303,917	100.0

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Settlement is on a when-issued or delayed-delivery basis.
(6)	Represents securities purchased with cash collateral received for securities on loan.
(7)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(8)	Rate shown is the 7-day yield as of September 30, 2017.

Reference Rate Abbreviations:
H15T1Y	U.S. Treasury 1-Year Constant Maturity
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$118,950,636	$–	$118,950,636
Collateralized Mortgage Obligations	–	341,335	–	341,335
U.S. Treasury Obligations	–	17,287,839	–	33,631,796
Commercial Mortgage-Backed Securities	–	21,690,931	–	21,690,931
U.S. Government Agency Obligations	–	122,284	–	122,284
Asset-Backed Securities	–	52,760,096	750,000	53,510,096
Foreign Government Bonds	–	179,052	–	179,052
Short-Term Investments	1,554,000	92,865,365	–	94,419,365
Total Investments, at fair value	$1,554,000	$304,197,538	$750,000	$322,845,495
Other Financial Instruments+
Futures	247,309	–	–	247,309
Total Assets	$1,801,309	$304,197,538	$750,000	$323,092,804
Liabilities Table
Other Financial Instruments+
Futures	$(81,339)	$–	$–	$(81,339)
Total Liabilities	$(81,339)	$–	$–	$(81,339)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

At September 30, 2017, the following futures contracts were outstanding for Voya Limited Maturity Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	139	12/29/17	$29,982,734	$(81,038)
			$29,982,734	$(81,038)
Short Contracts
U.S. Treasury 10-Year Note	(101)	12/19/17	(12,656,562)	144,195
U.S. Treasury 5-Year Note	(116)	12/29/17	(13,630,000)	103,114
U.S. Treasury Long Bond	(1)	12/19/17	(152,813)	(221)
U.S. Treasury Ultra 10-Year Note	(1)	12/19/17	(134,328)	(80)
			$(26,573,703)	$247,008

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$247,309
Total Asset Derivatives		$247,309

Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$81,339
Total Liability Derivatives		$81,339

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $322,592,522.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$994,814
Gross Unrealized Depreciation	(575,871)

Net Unrealized Appreciation	$418,943

Voya Multi-Manager Large Cap Core Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Consumer Discretionary: 16.2%
1,317	(1)	Autozone, Inc.	$783,760	0.2
103,954	(1)	Carmax, Inc.	7,880,753	2.4
125,339		Carnival Corp.	8,093,139	2.4
37,520		Coach, Inc.	1,511,306	0.5
108,916		Comcast Corp. – Class A	4,191,088	1.3
15,485		Dollar General Corp.	1,255,059	0.4
86,031	(1)	Dollar Tree, Inc.	7,469,211	2.2
3,825		Expedia, Inc.	550,570	0.2
29,880	(1)	Liberty Interactive Corp. QVC Group	704,272	0.2
88,727		Lowe's Cos, Inc.	7,092,836	2.1
5,246		Marriott International, Inc.	578,424	0.2
7,965		McDonald's Corp.	1,247,956	0.4
15,570		Newell Brands, Inc.	664,372	0.2
83,487		Nike, Inc.	4,328,801	1.3
16,832	(1)	O'Reilly Automotive, Inc.	3,625,108	1.1
14,011		PVH Corp.	1,766,227	0.5
3,625		Royal Caribbean Cruises Ltd.	429,707	0.1
27,960		Starbucks Corp.	1,501,732	0.5
1,660		Walt Disney Co.	163,626	0.0
			53,837,947	16.2

		Consumer Staples: 5.7%
90,360		Altria Group, Inc.	5,730,631	1.7
71,576		Coca-Cola Co.	3,221,636	1.0
7,990		CVS Health Corp.	649,747	0.2
23,745		Kellogg Co.	1,480,975	0.4
16,162		PepsiCo, Inc.	1,800,932	0.5
40,725		Philip Morris International, Inc.	4,520,882	1.4
29,635		Sysco Corp.	1,598,808	0.5
			19,003,611	5.7

		Energy: 4.8%
66,978		Canadian Natural Resources Ltd.	2,243,093	0.7
57,300		Chevron Corp.	6,732,750	2.0
17,625		EOG Resources, Inc.	1,705,043	0.5
41,040		Exxon Mobil Corp.	3,364,459	1.0
40,035		Halliburton Co.	1,842,811	0.6
			15,888,156	4.8

		Financials: 20.7%
9,450	(1)	Alleghany Corp.	5,235,395	1.6
14,302		Aon PLC	2,089,522	0.6
106,805		Bank of America Corp.	2,706,439	0.8
62,434		Bank of New York Mellon Corp.	3,310,251	1.0
94,397	(1)	Berkshire Hathaway, Inc. – Class B	17,304,858	5.2
15,796		Blackrock, Inc.	7,062,234	2.1
68,276		Citigroup, Inc.	4,966,396	1.5
10,997		Invesco Ltd.	385,335	0.1
51,049		JPMorgan Chase & Co.	4,875,690	1.5
51,500		Morgan Stanley	2,480,755	0.8
155,282		Progressive Corp.	7,518,754	2.3
4,285		S&P Global, Inc.	669,788	0.2
180,335		Wells Fargo & Co.	9,945,475	3.0
			68,550,892	20.7

		Health Care: 13.2%
37,126		Abbott Laboratories	1,981,043	0.6
46,526	(1)	Alexion Pharmaceuticals, Inc.	6,527,133	2.0
9,215		Allergan plc	1,888,614	0.6
6,775		Anthem, Inc.	1,286,437	0.4
8,425	(1)	Biogen, Inc.	2,638,036	0.8
83,910		Bristol-Myers Squibb Co.	5,348,423	1.6
28,892		Cardinal Health, Inc.	1,933,453	0.6
19,490	(1)	Celgene Corp.	2,842,032	0.8
14,335		Cigna Corp.	2,679,785	0.8
70,849		Eli Lilly & Co.	6,060,423	1.8
32,889		Johnson & Johnson	4,275,899	1.3
25,119		Medtronic PLC	1,953,505	0.6
86,710		Pfizer, Inc.	3,095,547	0.9
3,113	(1)	Vertex Pharmaceuticals, Inc.	473,301	0.1
7,650		Zimmer Biomet Holdings, Inc.	895,738	0.3
			43,879,369	13.2

		Industrials: 12.0%
46,760		Deere & Co.	5,872,588	1.8
19,979		Eaton Corp. PLC	1,534,187	0.5
36,060		FedEx Corp.	8,134,415	2.5
35,945		General Dynamics Corp.	7,389,573	2.2
47,752		General Electric Co.	1,154,643	0.3
27,643		Honeywell International, Inc.	3,918,119	1.2
31,769		Johnson Controls International plc	1,279,973	0.4
16,565		Nielsen Holdings PLC	686,619	0.2
48,152		Norfolk Southern Corp.	6,367,621	1.9
59,554		Southwest Airlines Co.	3,333,833	1.0
			39,671,571	12.0

		Information Technology: 19.5%
32,585		Activision Blizzard, Inc.	2,102,058	0.6
2,378	(1)	Alphabet, Inc. - Class A	2,315,506	0.7
11,004	(1)	Alphabet, Inc. - Class C	10,554,047	3.2
92,492		Apple, Inc.	14,254,867	4.3
12,568		Broadcom Ltd.	3,048,243	0.9
199,429		Cisco Systems, Inc.	6,706,797	2.0
2,879	(1)	Electronic Arts, Inc.	339,895	0.1
29,520	(1)	Facebook, Inc.	5,044,082	1.5
20,850		Fidelity National Information Services, Inc.	1,947,182	0.6
3,042	(1)	FleetCor Technologies, Inc.	470,810	0.2
8,595	(1)	MACOM Technology Solutions Holdings, Inc.	383,423	0.1
23,616		Mastercard, Inc. - Class A	3,334,579	1.0
67,535		Microsoft Corp.	5,030,682	1.5
5,250	(1)	Palo Alto Networks, Inc.	756,525	0.2
17,735		Total System Services, Inc.	1,161,643	0.4

Voya Multi-Manager Large Cap Core Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
67,455	Visa, Inc. - Class A	$7,098,964	2.2
		64,549,303	19.5

	Materials: 2.6%
12,000	Ball Corp.	495,600	0.2
12,805	NewMarket Corp.	5,451,729	1.6
19,180	Sealed Air Corp.	819,370	0.3
4,886	Sherwin-Williams Co.	1,749,383	0.5
		8,516,082	2.6

	Real Estate: 0.5%
13,373	American Tower Corp.	1,827,822	0.5

	Telecommunication Services: 2.3%
79,710	AT&T, Inc.	3,122,241	1.0
89,242	Verizon Communications, Inc.	4,416,586	1.3
		7,538,827	2.3

	Utilities: 0.6%
6,854	Edison International	528,923	0.1
32,135	Southern Co.	1,579,114	0.5
		2,108,037	0.6

	Total Common Stock
	(Cost $261,416,719)	325,371,617	98.1

SHORT-TERM INVESTMENTS: 2.0%
	Mutual Funds: 2.0%
6,691,588	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930%
	(Cost $6,691,588)	6,691,588	2.0

	Total Short-Term Investments
	(Cost $6,691,588)	6,691,588	2.0

	Total Investments in Securities (Cost $268,108,307)	$332,063,205	100.1
	Liabilities in Excess of Other Assets	(487,859)	(0.1)
	Net Assets	$331,575,346	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of September 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock*	$325,371,617	$–	$–	$325,371,617

Voya Multi-Manager Large Cap Core Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Short-Term Investments	$6,691,588	$–	$–	$6,691,588
Total Investments, at fair value	$332,063,205	$–	$–	$332,063,205

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $269,531,368.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$66,772,846
Gross Unrealized Depreciation	(4,241,009)

Net Unrealized Appreciation	$62,531,837

Voya Retirement Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
275,809	Voya Australia Index Portfolio - Class I	$2,413,326	0.5
524,460	Voya Euro STOXX 50® Index Portfolio - Class I	6,099,465	1.3
499,115	Voya FTSE 100 Index® Portfolio - Class I	4,716,640	1.0
77,174	Voya Hang Seng Index Portfolio - Class I	1,266,421	0.3
414,541	Voya Japan TOPIX Index® Portfolio - Class I	4,879,148	1.1
1,867,210	Voya RussellTM Mid Cap Index Portfolio - Class I	28,699,024	6.1
24,899,583	Voya U.S. Bond Index Portfolio - Class I	264,433,569	56.4
6,455,873	Voya U.S. Stock Index Portfolio - Class I	96,450,739	20.6
6,281,173	VY® BlackRock Inflation Protected Bond Portfolio - Class I	59,859,575	12.8

	Total Mutual Funds
	(Cost $413,615,673)	468,817,907	100.1

	Liabilities in Excess of Other Assets	(235,494)	(0.1)
	Net Assets	$468,582,413	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Mutual Funds	$468,817,907	$–	$–	$468,817,907
Total Investments, at fair value	$468,817,907	$–	$–	$468,817,907

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2016	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/2017	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions

Voya Australia Index Portfolio - Class I	$2,524,249	$201,823	$(522,979)	$210,233	$2,413,326	$83,252	$23,465	$-
Voya Euro STOXX 50® Index Portfolio - Class I	6,816,700	426,609	(2,062,746)	918,902	6,099,465	$250,958	320,547	-
Voya FTSE 100 Index® Portfolio - Class I	5,191,499	490,282	(1,492,205)	527,064	4,716,640	$188,646	(130,194)	162,598
Voya Hang Seng Index Portfolio - Class I	1,213,633	49,047	(282,853)	286,594	1,266,421	$14,082	23,116	-
Voya Japan TOPIX Index® Portfolio - Class I	5,007,708	363,478	(939,852)	447,814	4,879,148	$104,227	92,533	119,389
Voya RussellTM Mid Cap Index Portfolio - Class I	30,648,395	3,387,675	(5,790,869)	453,823	28,699,024	$428,516	358,934	1,963,727
Voya U.S. Bond Index Portfolio - Class I	262,554,940	43,657,733	(44,292,492)	2,513,388	264,433,569	$4,535,927	(373,773)	713,194
Voya U.S. Stock Index Portfolio - Class I	102,914,379	7,626,174	(19,362,969)	5,273,155	96,450,739	$237,477	2,993,628	4,591,436
VY® BlackRock Inflation Protected Bond Portfolio - Class I	90,973,436	5,050,087	(36,896,224)	732,276	59,859,575	$1,297,513	(854,849)	-
	$507,844,939	$61,252,908	$(111,643,189)	$11,363,249	$468,817,907	$7,140,598	$2,453,406	$7,550,345

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Retirement Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $419,983,679.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$55,202,234
Gross Unrealized Depreciation	(6,368,006)

Net Unrealized Appreciation	$48,834,228

Voya Retirement Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
6,403,537	Voya Australia Index Portfolio - Class I	$56,030,947	1.8
16,483,013	Voya Emerging Markets Index Portfolio - Class I	198,290,645	6.2
18,146,403	Voya Euro STOXX 50® Index Portfolio - Class I	211,042,672	6.6
15,766,608	Voya FTSE 100 Index® Portfolio - Class I	148,994,448	4.7
1,538,956	Voya Hang Seng Index Portfolio - Class I	25,254,265	0.8
14,475,961	Voya Japan TOPIX Index® Portfolio - Class I	170,382,064	5.4
26,895,188	Voya RussellTM Mid Cap Index Portfolio - Class I	413,379,036	13.0
10,907,590	Voya RussellTM Small Cap Index Portfolio - Class I	165,468,140	5.2
72,627,257	Voya U.S. Bond Index Portfolio - Class I	771,301,474	24.2
68,685,900	Voya U.S. Stock Index Portfolio - Class I	1,026,167,347	32.2

	Total Mutual Funds
	(Cost $2,936,056,553)	3,186,311,038	100.1

	Liabilities in Excess of Other Assets	(2,034,031)	(0.1)
	Net Assets	$3,184,277,007	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Mutual Funds	$3,186,311,038	$–	$–	$3,186,311,038
Total Investments, at fair value	$3,186,311,038	$–	$–	$3,186,311,038

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2016	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/2017	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$78,051,383	$2,678,039	$(35,558,575)	$10,860,100	$56,030,947	$2,591,581	$(4,624,651)	$-
Voya Emerging Markets Index Portfolio - Class I	197,208,055	3,472,891	(51,390,856)	49,000,555	198,290,645	$3,245,864	(2,656,594)	-
Voya Euro STOXX 50® Index Portfolio - Class I	210,049,042	8,029,671	(42,917,471)	35,881,430	211,042,672	$7,797,923	4,321,400	-
Voya FTSE 100 Index® Portfolio - Class I	160,044,254	11,090,672	(42,326,841)	20,186,363	148,994,448	$5,856,801	(7,735,969)	5,048,121
Voya Hang Seng Index Portfolio - Class I	37,540,244	693,194	(19,001,973)	6,022,800	25,254,265	$438,363	2,295,314	-
Voya Japan TOPIX Index® Portfolio - Class I	154,508,943	24,078,668	(19,890,202)	11,684,655	170,382,064	$3,237,059	6,289,548	3,707,952
Voya RussellTM Mid Cap Index Portfolio - Class I	497,605,106	39,643,794	(99,097,820)	(24,772,044)	413,379,036	$7,001,361	35,629,506	32,084,626
Voya RussellTM Small Cap Index Portfolio - Class I	100,827,700	77,190,388	(19,078,371)	6,528,423	165,468,140	$1,024,797	950,496	6,560,285
Voya U.S. Bond Index Portfolio - Class I	820,090,128	77,458,345	(139,293,622)	13,046,623	771,301,474	$13,836,634	(6,372,883)	2,098,061
Voya U.S. Stock Index Portfolio - Class I	$1,069,360,855	63,014,198	(139,347,200)	$33,139,494	$1,026,167,347	$2,544,852	53,021,507	49,202,738
	$3,325,285,710	$307,349,860	$(607,902,931)	$161,578,399	$3,186,311,038	$47,575,235	$81,117,674	$98,701,783

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Retirement Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $2,975,609,360.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$277,462,858
Gross Unrealized Depreciation	(66,761,180)

Net Unrealized Appreciation	$210,701,678

Voya Retirement Moderate Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
3,792,533	Voya Australia Index Portfolio - Class I	$33,184,665	1.5
9,471,886	Voya Emerging Markets Index Portfolio - Class I	113,946,791	5.2
10,155,893	Voya Euro STOXX 50® Index Portfolio - Class I	118,113,030	5.4
8,625,140	Voya FTSE 100 Index® Portfolio - Class I	81,507,572	3.7
705,055	Voya Hang Seng Index Portfolio - Class I	11,569,959	0.5
7,623,526	Voya Japan TOPIX Index® Portfolio - Class I	89,728,901	4.1
17,205,593	Voya RussellTM Mid Cap Index Portfolio - Class I	264,449,970	12.1
6,046,984	Voya RussellTM Small Cap Index Portfolio - Class I	91,732,740	4.2
70,461,242	Voya U.S. Bond Index Portfolio - Class I	748,298,392	34.1
43,096,954	Voya U.S. Stock Index Portfolio - Class I	643,868,493	29.3

	Total Mutual Funds
	(Cost $2,055,414,162)	2,196,400,513	100.1

	Liabilities in Excess of Other Assets	(1,386,119)	(0.1)
	Net Assets	$2,195,014,394	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Mutual Funds	$2,196,400,513	$–	$–	$2,196,400,513
Total Investments, at fair value	$2,196,400,513	$–	$–	$2,196,400,513

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2016	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/2017	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$42,732,736	$1,442,373	$(16,825,945)	$5,835,501	$33,184,665	$1,424,338	$(2,291,916)	$-
Voya Emerging Markets Index Portfolio - Class I	113,893,385	1,930,906	(30,130,621)	28,253,121	113,946,791	1,881,568	(1,540,581)	-
Voya Euro STOXX 50® Index Portfolio - Class I	114,860,235	4,336,789	(21,842,033)	20,758,039	118,113,030	4,289,384	1,400,860	-
Voya FTSE 100 Index® Portfolio - Class I	87,437,345	6,025,492	(22,935,670)	10,980,405	81,507,572	3,216,472	(4,188,069)	2,772,357
Voya Hang Seng Index Portfolio - Class I	20,337,034	246,928	(11,874,942)	2,860,939	11,569,959	238,335	1,446,049	-
Voya Japan TOPIX Index® Portfolio - Class I	84,542,495	8,913,985	(10,202,770)	6,475,191	89,728,901	1,778,076	3,134,167	2,036,732
Voya RussellTM Mid Cap Index Portfolio - Class I	298,684,102	23,702,297	(46,656,305)	(11,280,124)	264,449,970	4,222,990	18,416,432	19,352,388
Voya RussellTM Small Cap Index Portfolio - Class I	69,812,272	30,762,324	(10,198,206)	1,356,350	91,732,740	713,300	2,027,240	4,566,222
Voya U.S. Bond Index Portfolio - Class I	795,765,899	65,465,648	(125,123,740)	12,190,585	748,298,392	13,421,308	(5,649,959)	2,030,888
Voya U.S. Stock Index Portfolio - Class I	671,462,919	36,358,961	(79,837,862)	15,884,475	643,868,493	1,594,578	38,374,577	30,829,938
	$2,299,528,422	$179,185,703	$(375,628,094)	$93,314,482	$2,196,400,513	$32,780,349	$51,128,800	$61,588,525

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $2,079,215,610.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$160,298,779
Gross Unrealized Depreciation	(43,113,876)

Net Unrealized Appreciation	$117,184,903

Voya Retirement Moderate Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
1,405,185	Voya Australia Index Portfolio - Class I	$12,295,371	1.0
4,209,460	Voya Emerging Markets Index Portfolio - Class I	50,639,800	4.2
4,567,359	Voya Euro STOXX 50® Index Portfolio - Class I	53,118,383	4.4
3,844,274	Voya FTSE 100 Index® Portfolio - Class I	36,328,387	3.0
392,761	Voya Hang Seng Index Portfolio - Class I	6,445,206	0.5
3,445,994	Voya Japan TOPIX Index® Portfolio - Class I	40,559,348	3.3
7,185,750	Voya RussellTM Mid Cap Index Portfolio - Class I	110,444,981	9.1
2,517,734	Voya RussellTM Small Cap Index Portfolio - Class I	38,194,022	3.2
49,351,274	Voya U.S. Bond Index Portfolio - Class I	524,110,533	43.2
18,197,578	Voya U.S. Stock Index Portfolio - Class I	271,871,809	22.4
7,442,298	VY® BlackRock Inflation Protected Bond Portfolio - Class I	70,925,101	5.8

	Total Mutual Funds
	(Cost $1,156,410,315)	1,214,932,941	100.1

	Liabilities in Excess of Other Assets	(700,224)	(0.1)
	Net Assets	$1,214,232,717	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Mutual Funds	$1,214,932,941	$–	$–	$1,214,932,941
Total Investments, at fair value	$1,214,932,941	$–	$–	$1,214,932,941

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2016	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/2017	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$18,961,239	$655,050	$(10,034,467)	$2,713,549	$12,295,371	$632,688	$(1,290,030)	$-
Voya Emerging Markets Index Portfolio - Class I	50,678,010	907,420	(13,512,590)	12,566,960	50,639,800	837,881	(722,772)	-
Voya Euro STOXX 50® Index Portfolio - Class I	51,183,609	1,976,649	(9,374,837)	9,332,962	53,118,383	1,907,175	510,630	-
Voya FTSE 100 Index® Portfolio - Class I	38,986,602	2,721,888	(10,562,284)	5,182,181	36,328,387	1,433,482	(2,169,575)	1,235,553
Voya Hang Seng Index Portfolio - Class I	9,119,543	118,166	(4,330,278)	1,537,775	6,445,206	107,003	508,505	-
Voya Japan TOPIX Index® Portfolio - Class I	37,613,022	4,178,664	(4,190,872)	2,958,534	40,559,348	791,955	1,342,950	907,160
Voya RussellTM Mid Cap Index Portfolio - Class I	127,873,817	10,265,702	(25,875,454)	(1,819,084)	110,444,981	1,808,989	4,741,538	8,289,922
Voya RussellTM Small Cap Index Portfolio - Class I	25,909,993	15,433,917	(3,825,888)	676,000	38,194,022	264,835	905,578	1,695,351
Voya U.S. Bond Index Portfolio - Class I	531,058,789	61,777,375	(76,243,668)	7,518,037	524,110,533	9,118,825	(3,147,500)	1,414,283
Voya U.S. Stock Index Portfolio - Class I	283,391,526	14,331,760	(33,587,181)	7,735,704	271,871,809	668,961	15,171,453	12,933,833
VY® BlackRock Inflation Protected Bond Portfolio - Class I	101,252,801	4,644,378	(39,227,798)	4,255,720	70,925,101	1,464,800	(4,410,849)	-
	$1,174,776,150	$112,366,591	$(191,537,519)	$48,402,618	$1,214,932,941	$17,571,794	$15,850,777	$26,476,102

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Retirement Moderate Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,171,692,930.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$70,034,155
Gross Unrealized Depreciation	(26,794,144)

Net Unrealized Appreciation	$43,240,011

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Consumer Discretionary: 11.8%
17,081		Advance Auto Parts, Inc.	$1,694,435	0.0
92,200	(1)	Amazon.com, Inc.	88,636,470	1.8
6,482	(1)	Autozone, Inc.	3,857,503	0.1
61,353		Best Buy Co., Inc.	3,494,667	0.1
45,879		BorgWarner, Inc.	2,350,381	0.1
42,375	(1)	Carmax, Inc.	3,212,449	0.1
94,308		Carnival Corp.	6,089,468	0.1
84,185		CBS Corp. - Class B	4,882,730	0.1
46,515	(1)	Charter Communications, Inc.	16,904,481	0.3
5,803	(1),(2)	Chipotle Mexican Grill, Inc.	1,786,337	0.0
65,346		Coach, Inc.	2,632,137	0.1
1,087,748		Comcast Corp. – Class A	41,856,543	0.8
28,987		Darden Restaurants, Inc.	2,283,596	0.1
61,706		Delphi Automotive PLC	6,071,870	0.1
35,596	(1)	Discovery Communications, Inc. - Class A	757,839	0.0
46,995	(1)	Discovery Communications, Inc. - Class C	952,119	0.0
52,649	(1)	Dish Network Corp. - Class A	2,855,155	0.1
60,242		Dollar General Corp.	4,882,614	0.1
54,769	(1)	Dollar Tree, Inc.	4,755,045	0.1
78,761		D.R. Horton, Inc.	3,144,927	0.1
28,253		Expedia, Inc.	4,066,737	0.1
30,363		Foot Locker, Inc.	1,069,385	0.0
904,421		Ford Motor Co.	10,825,919	0.2
50,783		Gap, Inc.	1,499,622	0.0
25,660	(2)	Garmin Ltd.	1,384,870	0.0
303,272		General Motors Co.	12,246,123	0.2
33,954		Genuine Parts Co.	3,247,700	0.1
58,219		Goodyear Tire & Rubber Co.	1,935,782	0.0
48,343		H&R Block, Inc.	1,280,123	0.0
84,284	(2)	Hanesbrands, Inc.	2,076,758	0.0
39,449	(2)	Harley-Davidson, Inc.	1,901,836	0.0
26,321		Hasbro, Inc.	2,570,772	0.1
47,233		Hilton Worldwide Holdings, Inc.	3,280,332	0.1
272,593		Home Depot, Inc.	44,585,311	0.9
90,941		Interpublic Group of Cos., Inc.	1,890,663	0.0
38,983		Kohl's Corp.	1,779,574	0.0
57,708	(2)	L Brands, Inc.	2,401,230	0.1
30,590		Leggett & Platt, Inc.	1,460,061	0.0
46,987		Lennar Corp. - Class A	2,480,914	0.1
71,422	(1)	LKQ Corp.	2,570,478	0.1
195,221		Lowe's Cos, Inc.	15,605,967	0.3
70,427		Macy's, Inc.	1,536,717	0.0
72,341		Marriott International, Inc.	7,976,319	0.2
79,253	(2)	Mattel, Inc.	1,226,836	0.0
187,306		McDonald's Corp.	29,347,104	0.6
119,708		MGM Resorts International	3,901,284	0.1
35,059	(1)	Michael Kors Holdings Ltd.	1,677,573	0.0
14,612	(1)	Mohawk Industries, Inc.	3,616,616	0.1
99,839	(1)	Netflix, Inc.	18,105,803	0.4
113,332		Newell Brands, Inc.	4,835,876	0.1
88,377		News Corp - Class A	1,171,879	0.0
28,160		News Corp - Class B	384,384	0.0
303,841		Nike, Inc.	15,754,156	0.3
26,910	(2)	Nordstrom, Inc.	1,268,806	0.0
53,361		Omnicom Group	3,952,449	0.1
20,354	(1)	O'Reilly Automotive, Inc.	4,383,641	0.1
11,345	(1)	Priceline.com, Inc.	20,770,653	0.4
64,187		Pulte Group, Inc.	1,754,231	0.0
17,904		PVH Corp.	2,256,978	0.0
12,807		Ralph Lauren Corp.	1,130,730	0.0
89,996		Ross Stores, Inc.	5,811,042	0.1
39,788		Royal Caribbean Cruises Ltd.	4,716,469	0.1
22,191		Scripps Networks Interactive - Class A	1,905,985	0.0
13,982	(2)	Signet Jewelers Ltd.	930,502	0.0
333,891		Starbucks Corp.	17,933,286	0.4
126,301		Target Corp.	7,453,022	0.2
23,610		Tiffany & Co.	2,166,926	0.0
179,861		Time Warner, Inc.	18,426,759	0.4
147,134		TJX Cos., Inc.	10,848,190	0.2
29,298		Tractor Supply Co.	1,854,270	0.0
25,049	(1),(2)	TripAdvisor, Inc.	1,015,236	0.0
243,392		Twenty-First Century Fox, Inc. - Class A	6,420,681	0.1
101,559		Twenty-First Century Fox, Inc. - Class B	2,619,207	0.1
13,496	(1)	Ulta Beauty, Inc.	3,050,906	0.1
42,769	(1),(2)	Under Armour, Inc. Class A	704,833	0.0
43,043	(1),(2)	Under Armour, Inc. Class C-W/I	646,506	0.0
75,549		VF Corp.	4,802,650	0.1
81,564		Viacom, Inc. - Class B	2,270,742	0.0
356,919		Walt Disney Co.	35,181,506	0.7
16,876		Whirlpool Corp.	3,112,609	0.1
23,769		Wyndham Worldwide Corp.	2,505,490	0.1
18,500	(2)	Wynn Resorts Ltd.	2,755,020	0.1
79,727		Yum! Brands, Inc.	5,868,704	0.1
			591,313,499	11.8

		Consumer Staples: 8.2%
443,655		Altria Group, Inc.	28,136,600	0.6
130,085		Archer-Daniels-Midland Co.	5,529,913	0.1
45,283		Brown-Forman Corp. - Class B	2,458,867	0.0
44,853		Campbell Soup Co.	2,100,017	0.0
57,698		Church & Dwight Co., Inc.	2,795,468	0.1
29,847		Clorox Co.	3,937,118	0.1
887,688		Coca-Cola Co.	39,954,837	0.8
203,689		Colgate-Palmolive Co.	14,838,744	0.3
96,118		Conagra Brands, Inc.	3,243,021	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
39,752		Constellation Brands, Inc.	$7,928,536	0.2
101,422		Costco Wholesale Corp.	16,662,620	0.3
109,071		Coty, Inc - Class A	1,802,944	0.0
235,073		CVS Health Corp.	19,116,136	0.4
42,023		Dr Pepper Snapple Group, Inc.	3,717,775	0.1
51,769		Estee Lauder Cos., Inc.	5,582,769	0.1
133,451		General Mills, Inc.	6,907,424	0.1
32,677		Hershey Co.	3,567,348	0.1
62,334		Hormel Foods Corp.	2,003,415	0.0
26,266		JM Smucker Co.	2,756,091	0.0
57,464		Kellogg Co.	3,584,030	0.1
81,699		Kimberly-Clark Corp.	9,614,338	0.2
138,039		Kraft Heinz Co.	10,704,924	0.2
207,505		Kroger Co.	4,162,550	0.1
27,498		McCormick & Co., Inc.	2,822,395	0.1
42,709		Molson Coors Brewing Co.	3,486,763	0.1
348,631		Mondelez International, Inc.	14,175,336	0.3
95,911	(1)	Monster Beverage Corp.	5,299,083	0.1
330,331		PepsiCo, Inc.	36,808,783	0.7
359,153		Philip Morris International, Inc.	39,869,575	0.8
589,672		Procter & Gamble Co.	53,648,359	1.1
112,304		Sysco Corp.	6,058,801	0.1
66,891		Tyson Foods, Inc.	4,712,471	0.1
212,809		Walgreens Boots Alliance, Inc.	16,433,111	0.3
338,477		Wal-Mart Stores, Inc.	26,448,593	0.5
			410,868,755	8.2

		Energy: 6.0%
129,575		Anadarko Petroleum Corp.	6,329,739	0.1
33,380		Andeavor	3,443,147	0.1
88,089		Apache Corp.	4,034,476	0.1
98,979		Baker Hughes a GE Co.	3,624,611	0.1
106,949		Cabot Oil & Gas Corp.	2,860,886	0.1
209,984	(1),(2)	Chesapeake Energy Corp.	902,931	0.0
438,206		Chevron Corp.	51,489,205	1.0
22,033		Cimarex Energy Co.	2,504,491	0.0
34,389	(1)	Concho Resources, Inc./Midland TX	4,529,719	0.1
281,411		ConocoPhillips	14,084,621	0.3
121,565		Devon Energy Corp.	4,462,651	0.1
133,531		EOG Resources, Inc.	12,917,789	0.3
40,079		EQT Corp.	2,614,754	0.0
979,836		Exxon Mobil Corp.	80,326,955	1.6
200,688		Halliburton Co.	9,237,669	0.2
25,109	(2)	Helmerich & Payne, Inc.	1,308,430	0.0
62,489		Hess Corp.	2,930,109	0.1
443,963		Kinder Morgan, Inc.	8,515,210	0.2
196,555		Marathon Oil Corp.	2,665,286	0.0
117,068		Marathon Petroleum Corp.	6,565,173	0.1
87,882		National Oilwell Varco, Inc.	3,140,024	0.1
46,063	(1)	Newfield Exploration Co.	1,366,689	0.0
112,510		Noble Energy, Inc.	3,190,784	0.1
176,804		Occidental Petroleum Corp.	11,352,585	0.2
87,849		Oneok, Inc.	4,867,713	0.1
99,358		Phillips 66	9,102,186	0.2
39,333		Pioneer Natural Resources Co.	5,803,191	0.1
52,215	(2)	Range Resources Corp.	1,021,848	0.0
321,307		Schlumberger Ltd.	22,414,376	0.4
101,560	(1)	TechnipFMC PLC	2,835,555	0.1
102,132		Valero Energy Corp.	7,857,015	0.1
191,157		Williams Cos., Inc.	5,736,622	0.1
			304,036,440	6.0

		Financials: 14.5%
12,941		Affiliated Managers Group, Inc.	2,456,590	0.0
91,394		Aflac, Inc.	7,438,558	0.1
208,906		American International Group, Inc.	12,824,739	0.3
83,562		Allstate Corp.	7,680,183	0.2
169,664		American Express Co.	15,347,806	0.3
34,674		Ameriprise Financial, Inc.	5,149,436	0.1
58,814		Aon PLC	8,592,725	0.2
41,662		Arthur J. Gallagher & Co.	2,564,296	0.0
12,461		Assurant, Inc.	1,190,275	0.0
2,268,961		Bank of America Corp.	57,495,472	1.1
238,910		Bank of New York Mellon Corp.	12,667,008	0.3
186,866		BB&T Corp.	8,771,490	0.2
444,947	(1)	Berkshire Hathaway, Inc. – Class B	81,567,684	1.6
28,664		Blackrock, Inc.	12,815,388	0.3
22,158	(1)	Brighthouse Financial, Inc.	1,347,206	0.0
111,851		Capital One Financial Corp.	9,469,306	0.2
26,079		CBOE Holdings, Inc.	2,806,883	0.1
275,599		Charles Schwab Corp.	12,054,700	0.2
107,624		Chubb Ltd.	15,341,801	0.3
34,507		Cincinnati Financial Corp.	2,642,201	0.1
630,034		Citigroup, Inc.	45,828,673	0.9
115,777		Citizens Financial Group, Inc.	4,384,475	0.1
78,602		CME Group, Inc.	10,664,719	0.2
40,679		Comerica, Inc.	3,102,181	0.1
86,104		Discover Financial Services	5,551,986	0.1
63,605	(1)	E*Trade Financial Corp.	2,773,814	0.1
9,497		Everest Re Group Ltd.	2,169,020	0.0
170,363		Fifth Third Bancorp	4,766,757	0.1
76,089		Franklin Resources, Inc.	3,386,721	0.1
83,200		Goldman Sachs Group, Inc.	19,734,208	0.4
84,242		Hartford Financial Services Group, Inc.	4,669,534	0.1
252,058		Huntington Bancshares, Inc.	3,518,730	0.1
136,085		Intercontinental Exchange, Inc.	9,349,040	0.2

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
94,083		Invesco Ltd.	$3,296,668	0.1
813,734		JPMorgan Chase & Co.	77,719,734	1.5
251,487		Keycorp	4,732,985	0.1
73,221		Leucadia National Corp.	1,848,830	0.0
51,227		Lincoln National Corp.	3,764,160	0.1
63,826		Loews Corp.	3,054,712	0.1
35,134		M&T Bank Corp.	5,657,979	0.1
118,518		Marsh & McLennan Cos., Inc.	9,932,994	0.2
245,781		Metlife, Inc.	12,768,323	0.3
38,426		Moody's Corp.	5,349,284	0.1
327,016		Morgan Stanley	15,752,361	0.3
27,000		Nasdaq, Inc.	2,094,390	0.0
63,385		Navient Corp.	952,043	0.0
49,666		Northern Trust Corp.	4,565,795	0.1
79,628		People's United Financial, Inc.	1,444,452	0.0
110,814		PNC Financial Services Group, Inc.	14,934,403	0.3
62,143		Principal Financial Group, Inc.	3,998,281	0.1
134,560		Progressive Corp.	6,515,395	0.1
98,741		Prudential Financial, Inc.	10,498,143	0.2
29,675		Raymond James Financial, Inc.	2,502,493	0.0
276,354		Regions Financial Corp.	4,208,871	0.1
59,430		S&P Global, Inc.	9,289,503	0.2
86,475		State Street Corp.	8,261,822	0.2
110,982		SunTrust Banks, Inc.	6,633,394	0.1
172,881		Synchrony Financial	5,367,955	0.1
55,581		T. Rowe Price Group, Inc.	5,038,418	0.1
25,016		Torchmark Corp.	2,003,532	0.0
63,811		Travelers Cos., Inc.	7,818,124	0.2
52,188		Unum Group	2,668,372	0.1
367,475		US Bancorp	19,692,985	0.4
1,033,088		Wells Fargo & Co.	56,974,803	1.1
31,054		Willis Towers Watson PLC	4,789,458	0.1
59,648		XL Group Ltd.	2,353,114	0.0
46,751		Zions Bancorp.	2,205,712	0.0
			728,813,093	14.5

		Health Care: 14.4%
401,771		Abbott Laboratories	21,438,501	0.4
368,623		AbbVie, Inc.	32,755,840	0.7
76,704		Aetna, Inc.	12,196,703	0.2
74,307		Agilent Technologies, Inc.	4,770,509	0.1
51,610	(1)	Alexion Pharmaceuticals, Inc.	7,240,367	0.1
16,681	(1)	Align Technology, Inc.	3,107,170	0.1
77,306		Allergan plc	15,843,865	0.3
37,495		AmerisourceBergen Corp.	3,102,711	0.1
168,732		Amgen, Inc.	31,460,081	0.6
60,721		Anthem, Inc.	11,529,703	0.2
115,918		Baxter International, Inc.	7,273,854	0.1
52,623		Becton Dickinson & Co.	10,311,477	0.2
48,893	(1)	Biogen, Inc.	15,309,376	0.3
317,295	(1)	Boston Scientific Corp.	9,255,495	0.2
379,221		Bristol-Myers Squibb Co.	24,171,546	0.5
73,178		Cardinal Health, Inc.	4,897,072	0.1
180,913	(1)	Celgene Corp.	26,380,734	0.5
39,884	(1)	Centene Corp.	3,859,575	0.1
72,843	(1)	Cerner Corp.	5,195,163	0.1
58,222		Cigna Corp.	10,884,021	0.2
11,298		Cooper Cos., Inc.	2,678,869	0.1
16,805		CR Bard, Inc.	5,386,002	0.1
141,365		Danaher Corp.	12,126,290	0.2
35,371	(1)	DaVita, Inc.	2,100,684	0.0
53,071		Dentsply Sirona, Inc.	3,174,176	0.1
48,829	(1)	Edwards Lifesciences Corp.	5,337,498	0.1
224,044		Eli Lilly & Co.	19,164,724	0.4
27,941	(1)	Envision Healthcare Corp.	1,255,948	0.0
133,554	(1)	Express Scripts Holding Co.	8,456,639	0.2
301,986		Gilead Sciences, Inc.	24,466,906	0.5
66,830	(1)	HCA Healthcare, Inc.	5,319,000	0.1
36,689	(1)	Henry Schein, Inc.	3,008,131	0.1
64,858	(1)	Hologic, Inc.	2,379,640	0.0
33,419		Humana, Inc.	8,141,871	0.2
20,182	(1)	Idexx Laboratories, Inc.	3,138,099	0.1
33,762	(1)	Illumina, Inc.	6,725,390	0.1
39,482	(1)	Incyte Corp., Ltd.	4,609,129	0.1
8,622	(1)	Intuitive Surgical, Inc.	9,017,577	0.2
620,655		Johnson & Johnson	80,691,357	1.6
23,541	(1)	Laboratory Corp. of America Holdings	3,553,985	0.1
48,622		McKesson Corp.	7,468,825	0.1
313,239		Medtronic PLC	24,360,597	0.5
632,487		Merck & Co., Inc.	40,498,143	0.8
5,936	(1)	Mettler Toledo International, Inc.	3,716,886	0.1
124,011	(1)	Mylan NV	3,890,225	0.1
19,047		Patterson Cos., Inc.	736,167	0.0
25,487		PerkinElmer, Inc.	1,757,838	0.0
30,670		Perrigo Co. PLC	2,596,215	0.1
1,380,019		Pfizer, Inc.	49,266,678	1.0
31,543		Quest Diagnostics, Inc.	2,953,686	0.1
35,050	(1)	Quintiles IMS Holdings, Inc.	3,332,203	0.1
17,766	(1)	Regeneron Pharmaceuticals, Inc.	7,943,534	0.2
32,885		Resmed, Inc.	2,530,830	0.0
74,390		Stryker Corp.	10,564,868	0.2
92,545		Thermo Fisher Scientific, Inc.	17,509,514	0.3
223,580		UnitedHealth Group, Inc.	43,788,143	0.9
20,437		Universal Health Services, Inc.	2,267,281	0.0
21,229	(1)	Varian Medical Systems, Inc.	2,124,174	0.0
58,301	(1)	Vertex Pharmaceuticals, Inc.	8,864,084	0.2
18,459	(1)	Waters Corp.	3,313,760	0.1
46,757		Zimmer Biomet Holdings, Inc.	5,474,777	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
113,494		Zoetis, Inc.	$7,236,377	0.1
			723,910,483	14.4

		Industrials: 10.1%
137,998		3M Co.	28,965,780	0.6
9,734		Acuity Brands, Inc.	1,667,240	0.0
28,565		Alaska Air Group, Inc.	2,178,653	0.0
21,965		Allegion Public Ltd.	1,899,314	0.0
100,230		American Airlines Group, Inc.	4,759,923	0.1
53,370		Ametek, Inc.	3,524,555	0.1
33,859		AO Smith Corp.	2,012,240	0.0
89,747		Arconic, Inc.	2,232,905	0.0
128,483		Boeing Co.	32,661,663	0.6
136,659		Caterpillar, Inc.	17,042,744	0.3
32,450	(2)	CH Robinson Worldwide, Inc.	2,469,445	0.0
19,749		Cintas Corp.	2,849,386	0.1
211,197		CSX Corp.	11,459,549	0.2
36,436		Cummins, Inc.	6,122,341	0.1
73,966		Deere & Co.	9,289,390	0.2
154,033		Delta Air Lines, Inc.	7,427,471	0.1
35,998		Dover Corp.	3,289,857	0.1
102,857		Eaton Corp. PLC	7,898,389	0.2
148,000		Emerson Electric Co.	9,300,320	0.2
27,836		Equifax, Inc.	2,950,338	0.1
41,795		Expeditors International Washington, Inc.	2,501,849	0.0
66,593		Fastenal Co.	3,035,309	0.1
57,071		FedEx Corp.	12,874,076	0.3
30,209		Flowserve Corp.	1,286,601	0.0
32,351		Fluor Corp.	1,361,977	0.0
70,528		Fortive Corp.	4,992,677	0.1
35,614		Fortune Brands Home & Security, Inc.	2,394,329	0.0
64,401		General Dynamics Corp.	13,239,558	0.3
2,002,085		General Electric Co.	48,410,415	1.0
176,285		Honeywell International, Inc.	24,986,636	0.5
84,004	(1)	IHS Markit Ltd.	3,702,896	0.1
71,624		Illinois Tool Works, Inc.	10,597,487	0.2
58,659		Ingersoll-Rand PLC - Class A	5,230,623	0.1
27,822		Jacobs Engineering Group, Inc.	1,621,188	0.0
19,739		JB Hunt Transport Services, Inc.	2,192,608	0.0
215,611		Johnson Controls International plc	8,686,967	0.2
24,378		Kansas City Southern	2,649,401	0.1
18,088		L3 Technologies, Inc.	3,408,322	0.1
57,939		Lockheed Martin Corp.	17,977,892	0.4
73,673		Masco Corp.	2,873,984	0.1
77,666		Nielsen Holdings PLC	3,219,256	0.1
66,640		Norfolk Southern Corp.	8,812,474	0.2
40,272		Northrop Grumman Corp.	11,587,060	0.2
81,254		Paccar, Inc.	5,877,914	0.1
30,786		Parker Hannifin Corp.	5,388,166	0.1
38,189		Pentair PLC	2,595,324	0.1
34,961	(1)	Quanta Services, Inc.	1,306,493	0.0
67,118		Raytheon Co.	12,522,876	0.2
52,955		Republic Services, Inc.	3,498,207	0.1
29,180		Robert Half International, Inc.	1,468,921	0.0
29,683		Rockwell Automation, Inc.	5,289,807	0.1
37,572		Rockwell Collins, Inc.	4,911,036	0.1
23,638		Roper Technologies, Inc.	5,753,489	0.1
13,316		Snap-On, Inc.	1,984,217	0.0
127,341		Southwest Airlines Co.	7,128,549	0.1
35,416		Stanley Black & Decker, Inc.	5,346,754	0.1
19,734	(1)	Stericycle, Inc.	1,413,349	0.0
61,214		Textron, Inc.	3,298,210	0.1
11,164		TransDigm Group, Inc.	2,854,077	0.1
185,083		Union Pacific Corp.	21,464,076	0.4
59,798	(1)	United Continental Holdings, Inc.	3,640,502	0.1
159,273		United Parcel Service, Inc. - Class B	19,127,095	0.4
19,543	(1)	United Rentals, Inc.	2,711,396	0.1
171,781		United Technologies Corp.	19,940,339	0.4
35,940	(1)	Verisk Analytics, Inc.	2,989,849	0.1
93,615		Waste Management, Inc.	7,327,246	0.1
12,140	(2)	WW Grainger, Inc.	2,182,165	0.0
41,524		Xylem, Inc.	2,600,648	0.1
			510,265,793	10.1

		Information Technology: 23.0%
142,905		Accenture PLC	19,302,178	0.4
174,570		Activision Blizzard, Inc.	11,261,511	0.2
114,097	(1)	Adobe Systems, Inc.	17,020,990	0.3
186,096	(1)	Advanced Micro Devices, Inc.	2,372,724	0.0
39,641	(1)	Akamai Technologies, Inc.	1,931,309	0.0
11,163		Alliance Data Systems Corp.	2,473,163	0.1
68,921	(1)	Alphabet, Inc. - Class A	67,109,756	1.3
69,804	(1)	Alphabet, Inc. - Class C	66,949,714	1.3
70,632		Amphenol Corp.	5,978,292	0.1
85,021		Analog Devices, Inc.	7,326,260	0.1
19,601	(1)	ANSYS, Inc.	2,405,631	0.0
1,194,421		Apple, Inc.	184,084,165	3.7
246,618		Applied Materials, Inc.	12,846,332	0.3
50,687	(1)	Autodesk, Inc.	5,690,123	0.1
102,759		Automatic Data Processing, Inc.	11,233,614	0.2
94,022		Broadcom Ltd.	22,804,096	0.5
73,062		CA, Inc.	2,438,810	0.0
64,795	(1)	Cadence Design Systems, Inc.	2,557,459	0.1
1,156,225		Cisco Systems, Inc.	38,883,847	0.8
33,284	(1)	Citrix Systems, Inc.	2,556,877	0.1
136,578		Cognizant Technology Solutions Corp.	9,907,368	0.2
208,855		Corning, Inc.	6,248,942	0.1
37,803		CSRA, Inc.	1,219,903	0.0
65,823		DXC Technology Co.	5,652,879	0.1
230,178	(1)	eBay, Inc.	8,852,646	0.2

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
71,392	(1)	Electronic Arts, Inc.	$8,428,539	0.2
14,695	(1)	F5 Networks, Inc.	1,771,629	0.0
548,122	(1)	Facebook, Inc.	93,657,606	1.9
76,869		Fidelity National Information Services, Inc.	7,178,796	0.1
48,669	(1)	Fiserv, Inc.	6,276,354	0.1
31,726		Flir Systems, Inc.	1,234,459	0.0
20,950	(1)	Gartner, Inc.	2,606,389	0.1
35,261		Global Payments, Inc.	3,350,853	0.1
27,695		Harris Corp.	3,646,878	0.1
379,846		Hewlett Packard Enterprise Co.	5,587,535	0.1
386,234		HP, Inc.	7,709,231	0.2
1,086,609		Intel Corp.	41,378,071	0.8
200,419		International Business Machines Corp.	29,076,788	0.6
56,286		Intuit, Inc.	8,000,492	0.2
87,944		Juniper Networks, Inc.	2,447,482	0.0
36,269		KLA-Tencor Corp.	3,844,514	0.1
37,567		Lam Research Corp.	6,951,398	0.1
215,928		Mastercard, Inc. - Class A	30,489,034	0.6
53,817		Microchip Technology, Inc.	4,831,690	0.1
257,620	(1)	Micron Technology, Inc.	10,132,195	0.2
1,781,086		Microsoft Corp.	132,673,096	2.6
37,613		Motorola Solutions, Inc.	3,192,215	0.1
62,380		NetApp, Inc.	2,729,749	0.1
138,746		Nvidia Corp.	24,803,622	0.5
698,301		Oracle Corp.	33,762,853	0.7
73,966		Paychex, Inc.	4,435,001	0.1
261,363	(1)	PayPal Holdings, Inc.	16,735,073	0.3
29,430	(1)	Qorvo, Inc.	2,080,112	0.0
341,647		Qualcomm, Inc.	17,710,980	0.4
41,037	(1)	Red Hat, Inc.	4,549,362	0.1
157,885	(1)	Salesforce.com, Inc.	14,749,617	0.3
66,559		Seagate Technology	2,207,762	0.0
42,489		Skyworks Solutions, Inc.	4,329,629	0.1
142,108		Symantec Corp.	4,662,563	0.1
34,742	(1)	Synopsys, Inc.	2,797,773	0.1
81,718		TE Connectivity Ltd.	6,787,497	0.1
228,940		Texas Instruments, Inc.	20,522,182	0.4
38,770		Total System Services, Inc.	2,539,435	0.1
19,872	(1),(2)	VeriSign, Inc.	2,114,182	0.0
423,029		Visa, Inc. - Class A	44,519,572	0.9
68,188		Western Digital Corp.	5,891,443	0.1
107,296		Western Union Co.	2,060,083	0.0
49,367		Xerox Corp.	1,643,427	0.0
57,488		Xilinx, Inc.	4,071,875	0.1
			1,159,277,625	23.0

		Materials: 3.0%
50,401		Air Products & Chemicals, Inc.	7,621,639	0.2
25,547		Albemarle Corp.	3,482,311	0.1
20,440		Avery Dennison Corp.	2,010,070	0.0
81,348		Ball Corp.	3,359,672	0.1
53,937		CF Industries Holdings, Inc.	1,896,425	0.0
539,544		DowDuPont, Inc.	37,352,631	0.7
33,503		Eastman Chemical Co.	3,031,686	0.1
60,226		Ecolab, Inc.	7,745,666	0.2
31,017		FMC Corp.	2,770,128	0.1
311,146	(1)	Freeport-McMoRan, Inc.	4,368,490	0.1
18,262		International Flavors & Fragrances, Inc.	2,609,822	0.1
95,480		International Paper Co.	5,425,174	0.1
75,052		LyondellBasell Industries NV - Class A	7,433,901	0.1
14,532		Martin Marietta Materials, Inc.	2,996,934	0.1
101,591		Monsanto Co.	12,172,634	0.2
81,171		Mosaic Co.	1,752,482	0.0
123,307		Newmont Mining Corp.	4,625,246	0.1
73,865		Nucor Corp.	4,139,395	0.1
21,818		Packaging Corp. of America	2,502,088	0.0
59,310		PPG Industries, Inc.	6,444,625	0.1
66,151		Praxair, Inc.	9,243,941	0.2
43,944		Sealed Air Corp.	1,877,288	0.0
19,009		Sherwin-Williams Co.	6,805,982	0.1
30,588		Vulcan Materials Co.	3,658,325	0.1
58,736		WestRock Co.	3,332,093	0.1
			148,658,648	3.0

		Real Estate: 3.0%
21,651		Alexandria Real Estate Equities, Inc.	2,575,819	0.1
99,244		American Tower Corp.	13,564,670	0.3
36,311		Apartment Investment & Management Co. - Class A	1,592,600	0.0
31,931		AvalonBay Communities, Inc.	5,697,129	0.1
35,685		Boston Properties, Inc.	4,384,973	0.1
69,549	(1)	CBRE Group, Inc.	2,634,516	0.1
93,947		Crown Castle International Corp.	9,392,821	0.2
47,316		Digital Realty Trust, Inc.	5,598,902	0.1
82,261		Duke Realty Corp.	2,370,762	0.0
18,017		Equinix, Inc.	8,040,987	0.2
84,939		Equity Residential	5,600,028	0.1
15,260		Essex Property Trust, Inc.	3,876,498	0.1
29,117		Extra Space Storage, Inc.	2,327,031	0.0
16,709		Federal Realty Investment Trust	2,075,425	0.0
144,810		GGP, Inc.	3,007,704	0.1
108,445		HCP, Inc.	3,018,024	0.1
171,132		Host Hotels & Resorts, Inc.	3,164,231	0.1
61,139		Iron Mountain, Inc.	2,378,307	0.1
98,430		Kimco Realty Corp.	1,924,307	0.0
25,180		Macerich Co.	1,384,145	0.0
26,271		Mid-America Apartment Communities, Inc.	2,807,844	0.1
122,990		ProLogis, Inc.	7,804,945	0.2
34,604		Public Storage, Inc.	7,404,910	0.1
63,378		Realty Income Corp.	3,624,588	0.1
34,217		Regency Centers Corp.	2,122,823	0.0

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
27,832	(1)	SBA Communications Corp.	$4,009,200	0.1
71,879		Simon Property Group, Inc.	11,573,238	0.2
22,886		SL Green Realty Corp.	2,318,810	0.0
61,875		UDR, Inc.	2,353,106	0.0
82,357		Ventas, Inc.	5,363,911	0.1
39,870		Vornado Realty Trust	3,065,206	0.1
85,301		Welltower, Inc.	5,994,954	0.1
174,112		Weyerhaeuser Co.	5,925,031	0.1
			148,977,445	3.0

		Telecommunication Services: 2.1%
1,419,829		AT&T, Inc.	55,614,702	1.1
127,093	(2)	CenturyLink, Inc.	2,402,057	0.0
67,935	(1)	Level 3 Communications, Inc.	3,620,256	0.1
943,324		Verizon Communications, Inc.	46,685,105	0.9
			108,322,120	2.1

		Utilities: 3.1%
152,680		AES Corp.	1,682,534	0.0
53,432		Alliant Energy Corp.	2,221,168	0.0
56,108		Ameren Corp.	3,245,287	0.1
113,735		American Electric Power Co., Inc.	7,988,746	0.2
41,227		American Water Works Co., Inc.	3,335,677	0.1
99,672		Centerpoint Energy, Inc.	2,911,419	0.1
65,214		CMS Energy Corp.	3,020,713	0.1
71,644		Consolidated Edison, Inc.	5,780,238	0.1
148,594		Dominion Resources, Inc.	11,431,336	0.2
41,482		DTE Energy Co.	4,453,508	0.1
161,843		Duke Energy Corp.	13,581,865	0.3
75,342		Edison International	5,814,142	0.1
41,513		Entergy Corp.	3,169,933	0.1
73,278		Eversource Energy	4,428,922	0.1
222,014		Exelon Corp.	8,363,267	0.2
102,742		FirstEnergy Corp.	3,167,536	0.1
108,260		NextEra Energy, Inc.	15,865,503	0.3
75,355		NiSource, Inc.	1,928,335	0.0
69,521		NRG Energy, Inc.	1,779,042	0.0
118,587		PG&E Corp.	8,074,589	0.2
25,813		Pinnacle West Capital Corp.	2,182,747	0.0
157,980		PPL Corp.	5,995,341	0.1
116,981		Public Service Enterprise Group, Inc.	5,410,371	0.1
33,049		SCANA Corp.	1,602,546	0.0
58,060		Sempra Energy	6,626,388	0.1
231,121		Southern Co.	11,357,286	0.2
72,976		WEC Energy Group, Inc.	4,581,433	0.1
117,417		Xcel Energy, Inc.	5,556,172	0.1
			155,556,044	3.1

	Total Common Stock
	(Cost $3,025,910,328)		4,989,999,945	99.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.2%
	Securities Lending Collateral(3): 0.4%
5,182,738	Citigroup, Inc., Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $5,183,198, collateralized by various U.S. Government Agency Obligations, 1.898%-9.000%, Market Value plus accrued interest $5,286,393, due 12/01/17-06/01/51)	5,182,738	0.1
5,182,738	Daiwa Capital Markets, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $5,183,194, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $5,286,393, due 10/12/17-12/01/51)	5,182,738	0.1
5,182,738	Nomura Securities, Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $5,183,198, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $5,286,393, due 11/15/17-08/20/67)	5,182,738	0.1
2,239,313	Royal Bank of Scotland PLC, Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $2,239,506, collateralized by various U.S. Government Securities, 0.488%-3.500%, Market Value plus accrued interest $2,284,106, due 10/31/17-11/15/42)	2,239,313	0.0

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(3) (continued)
4,033,847	State of Wisconsin Investment Board, Repurchase Agreement dated 09/29/17, 1.20%, due 10/02/17 (Repurchase Amount $4,034,245, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $4,121,916, due 01/15/19-02/15/46)	$4,033,847	0.1
		21,821,374	0.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
39,678,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930%
	(Cost $39,678,000)	39,678,000	0.8

	Total Short-Term Investments
	(Cost $61,499,374)	61,499,374	1.2

	Total Investments in Securities (Cost $3,087,409,702)	$5,051,499,319	100.4
	Liabilities in Excess of Other Assets	(20,960,910)	(0.4)
	Net Assets	$5,030,538,409	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock*	$4,989,999,945	$–	$–	$4,989,999,945
Short-Term Investments	39,678,000	21,821,374	–	61,499,374
Total Investments, at fair value	$5,029,677,945	$21,821,374	$–	$5,051,499,319
Other Financial Instruments+
Futures	781,452	–	–	781,452
Total Assets	$5,030,459,397	$21,821,374	$–	$5,052,280,771

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2017, the following futures contracts were outstanding for Voya U.S. Stock Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	349	12/15/17	$43,905,945	$781,452
			$43,905,945	$781,452

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$781,452
Total Asset Derivatives		$781,452

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $3,118,664,282.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$2,043,108,106
Gross Unrealized Depreciation	(109,491,617)

Net Unrealized Appreciation	$1,933,616,489

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 24.9%
		Consumer, Cyclical: 1.2%
845,000		American Honda Finance Corp., 2.000%, 02/14/20	$846,570	0.2
370,000	(1)	BMW US Capital LLC, 1.500%, 04/11/19	368,954	0.1
795,000	(1)	BMW US Capital LLC, 2.150%, 04/06/20	799,478	0.2
530,000	(1)	Nissan Motor Acceptance Corp., 1.550%, 09/13/19	525,766	0.1
755,000	(1)	Nissan Motor Acceptance Corp., 2.250%, 01/13/20	758,864	0.2
960,000	(1)	Nissan Motor Acceptance Corp., 2.000%, 03/08/19	960,809	0.2
885,000		PACCAR Financial Corp., 1.300%, 05/10/19	879,107	0.2
			5,139,548	1.2

		Consumer, Non-cyclical: 1.3%
3,000,000		Gilead Sciences, Inc., 2.350%, 02/01/20	3,033,874	0.7
2,545,000		Medtronic Global Holdings SCA, 1.700%, 03/28/19	2,543,973	0.6
			5,577,847	1.3

		Energy: 0.1%
615,000		Shell International Finance BV, 1.375%, 09/12/19	611,178	0.1

		Financial: 20.5%
595,000	(1)	AIG Global Funding, 2.150%, 07/02/20	594,291	0.1
1,385,000		American Express Credit Corp., 2.200%, 03/03/20	1,393,234	0.3
585,000	(1)	ANZ New Zealand Int'l Ltd./London, 2.200%, 07/17/20	585,608	0.1
3,000,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.050%, 09/23/19	3,004,563	0.7
4,250,000		Bank of America NA, 2.050%, 12/07/18	4,264,560	1.0
1,500,000		Bank of New York Mellon Corp./The, 2.150%, 02/24/20	1,507,480	0.3
2,850,000		Bank of Nova Scotia/The, 2.050%, 06/05/19	2,859,685	0.6
1,285,000	(1)	Banque Federative du Credit Mutuel SA, 2.200%, 07/20/20	1,284,571	0.3
1,000,000		Barclays Bank PLC, 1.962%, (US0003M + 0.650%), 08/07/20	1,003,561	0.2
2,000,000		BNP Paribas SA, 2.400%, 12/12/18	2,015,475	0.5
5,000,000		Branch Banking & Trust Co., 1.450%, 05/10/19	4,972,313	1.1
250,000		Citibank NA, 1.810%, (US0003M + 0.500%), 06/12/20	251,292	0.1
1,000,000		Citibank NA, 1.850%, 09/18/19	1,000,020	0.2
2,080,000		Citibank NA, 2.000%, 03/20/19	2,087,170	0.5
1,860,000	(1)	Commonwealth Bank of Australia, 2.250%, 03/10/20	1,869,672	0.4
4,000,000		Credit Suisse AG/New York NY, 2.300%, 05/28/19	4,027,631	0.9
2,000,000	(1)	Danske Bank A/S, 1.650%, 09/06/19	1,985,047	0.4
1,110,000		Fifth Third Bank/Cincinnati OH, 1.625%, 09/27/19	1,103,358	0.2
3,000,000		Fifth Third Bank/Cincinnati OH, 2.375%, 04/25/19	3,025,216	0.7
5,000,000		HSBC USA, Inc., 2.375%, 11/13/19	5,036,499	1.1
8,050,000		JPMorgan Chase & Co., 2.350%, 01/28/19	8,111,106	1.8
325,000		KeyBank NA/Cleveland OH, 1.600%, 08/22/19	323,309	0.1
1,535,000		Manufacturers & Traders Trust Co., 2.300%, 01/30/19	1,543,286	0.3
2,000,000	(1)	National Australia Bank Ltd., 2.250%, 07/01/19	2,015,439	0.5
700,000		National Australia Bank Ltd./New York, 2.125%, 05/22/20	700,283	0.2
2,540,000	(1)	New York Life Global Funding, 2.000%, 04/09/20	2,540,563	0.6
1,970,000	(1)	Pricoa Global Funding I, 1.450%, 09/13/19	1,950,838	0.4
630,000	(1)	Principal Life Global Funding II, 1.500%, 04/18/19	626,285	0.1
3,000,000		Royal Bank of Canada, 1.500%, 07/29/19	2,983,119	0.7
2,000,000		Skandinaviska Enskilda Banken AB, 1.500%, 09/13/19	1,980,247	0.4
250,000		Sumitomo Mitsui Banking Corp., 1.762%, 10/19/18	250,023	0.1
2,000,000		Sumitomo Mitsui Banking Corp., 2.450%, 01/16/20	2,016,325	0.5
1,510,000	(1)	Sumitomo Mitsui Trust Bank Ltd, 2.050%, 03/06/19	1,511,480	0.3
2,000,000		Svenska Handelsbanken AB, 2.250%, 06/17/19	2,013,934	0.5
2,500,000		Toronto-Dominion Bank, 1.950%, 01/22/19	2,506,134	0.6
295,000	(1)	UBS AG/London, 2.200%, 06/08/20	295,747	0.1
3,200,000		UBS AG/Stamford CT, 2.350%, 03/26/20	3,221,176	0.7
4,700,000		US Bank NA/Cincinnati OH, 2.000%, 01/24/20	4,713,493	1.1
700,000		Wells Fargo & Co., 2.150%, 01/15/19	703,481	0.2
2,215,000		Wells Fargo Bank NA, 1.750%, 05/24/19	2,213,779	0.5

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
	3,500,000	Wells Fargo Bank NA, 2.150%, 12/06/19	$3,519,121	0.8
	1,255,000	Westpac Banking Corp., 1.600%, 08/19/19	1,249,511	0.3
			90,859,925	20.5

		Industrial: 0.4%
	635,000	John Deere Capital Corp., 1.950%, 06/22/20	635,779	0.1
	795,000	(1) Siemens Financieringsmaatschappij NV, 2.200%, 03/16/20	803,209	0.2
	255,000	United Technologies Corp., 1.900%, 05/04/20	254,697	0.1
			1,693,685	0.4

		Technology: 1.1%
	2,190,000	IBM Credit LLC, 1.800%, 01/20/21	2,176,730	0.5
	2,675,000	Xilinx, Inc., 2.125%, 03/15/19	2,682,418	0.6
			4,859,148	1.1

		Utilities: 0.3%
	1,280,000	Duke Energy Progress LLC, 1.497%, (US0003M + 0.180%), 09/08/20	1,281,298	0.3

		Total Corporate Bonds/Notes
		(Cost $109,938,389)	110,022,629	24.9

FOREIGN GOVERNMENT BONDS: 5.7%
CAD	1,128,418	Canadian Government Real Return Bond, 4.250%, 12/01/26	1,210,398	0.3
EUR	605,900	Hellenic Republic Government Bond, 26.070%, 10/15/42	3,021	0.0
	2,120,000	Israel Government AID Bond, 5.500%, 12/04/23	2,514,905	0.6
	2,500,000	Israel Government AID Bond, 5.500%, 04/26/24	2,998,063	0.7
EUR	1,880,996	Italy Buoni Poliennali Del Tesoro, 1.250%, 10/27/20	2,344,220	0.5
EUR	6,056,413	Italy Buoni Poliennali Del Tesoro, 1.650%, 04/23/20	7,568,476	1.7
EUR	1,195,000	(1) Italy Buoni Poliennali Del Tesoro, 2.700%, 03/01/47	1,264,180	0.3
NZD	2,055,000	New Zealand Government Bond, 2.500%, 09/20/35	1,602,786	0.4
NZD	3,954,000	New Zealand Government Bond, 3.000%, 09/20/30	3,345,565	0.7
NZD	530,000	New Zealand Government Bond, 2.500%, 09/20/40	396,864	0.1
EUR	607,000	(1) Spain Government Bond, 5.150%, 10/31/44	1,042,797	0.2
GBP	315,216	United Kingdom Gilt Inflation Linked, 0.750%, 11/22/47	779,759	0.2

		Total Foreign Government Bonds
		(Cost $23,805,396)	25,071,034	5.7

U.S. TREASURY OBLIGATIONS: 54.2%
		Treasury Inflation Indexed Protected Securities: 54.2%
	4,348,490	0.125%, 04/15/20	3,534,656	0.8
	8,072,260	0.125%, 07/15/24	7,991,195	1.8
	13,230,164	0.125%, 07/15/26	12,865,666	2.9
	17,926,231	0.250%, 01/15/25	17,747,281	4.0
	12,036,035	0.375%, 07/15/25	12,036,928	2.7
	5,918,139	0.375%, 01/15/27	5,846,907	1.3
	16,120,883	0.625%, 01/15/26	16,338,221	3.7
	2,567,146	0.625%, 02/15/43	2,399,414	0.6
	13,465,591	0.750%, 02/15/42	13,011,129	2.9
	9,516,989	0.750%, 02/15/45	9,079,059	2.1
	4,066,461	0.875%, 02/15/47	3,488,201	0.8
	6,152,230	1.000%, 02/15/46	6,242,012	1.4
	13,895,998	1.375%, 02/15/44	15,333,711	3.5
	9,890,015	1.750%, 01/15/28	11,072,715	2.5
	6,481,254	2.000%, 01/15/26	7,288,442	1.7
	7,810,474	2.125%, 02/15/40	9,829,446	2.2
	6,405,891	2.125%, 02/15/41	8,106,632	1.8
	7,676,969	2.375%, 01/15/25	8,769,793	2.0
	6,478,371	2.375%, 01/15/27	7,573,775	1.7
	8,368,774	2.500%, 01/15/29	10,103,552	2.3
	3,944,255	3.375%, 04/15/32	5,438,452	1.2
	9,058,238	3.625%, 04/15/28	11,861,254	2.7
	8,551,672	3.875%, 04/15/29	11,636,311	2.6
	14,313,283	0.125%, 04/15/22	13,331,236	3.0
	6,039,285	0.375%, 07/15/27	8,759,629	2.0

		Total U.S. Treasury Obligations
		(Cost $238,962,623)	239,685,617	54.2

U.S. GOVERNMENT AGENCY OBLIGATIONS: 13.6%
		Federal Home Loan Bank: 5.1%
	4,475,000	1.375%, 09/28/20	4,431,369	1.0
	12,810,000	1.375%, 02/18/21	12,681,016	2.9
	5,255,000	2.875%, 09/13/24	5,442,025	1.2
			22,554,410	5.1

		Federal Home Loan Mortgage Corporation: 2.6%(2)
	1,515,000	1.375%, 05/01/20	1,507,039	0.3
	9,970,000	2.375%, 01/13/22	10,149,669	2.3
			11,656,708	2.6

		Federal National Mortgage Association: 5.9%(2)
	8,350,000	1.375%, 02/26/21	8,249,424	1.9
	10,140,000	1.875%, 12/28/20	10,187,405	2.3
	4,830,000	1.875%, 09/24/26	4,588,843	1.0
	3,120,000	2.625%, 09/06/24	3,193,279	0.7
			26,218,951	5.9

		Total U.S. Government Agency Obligations
		(Cost $60,157,343)	60,430,069	13.6

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

	Value	Percentage of Net Assets
PURCHASED OPTIONS (3): 0.4%
Total Purchased Options
(Cost $3,074,717)	$1,830,477	0.4

Total Long-Term Investments
(Cost $435,938,468)	437,039,826	98.8

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.8%
	Mutual Funds: 0.8%
3,582,521	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930%
	(Cost $3,582,521)	3,582,521	0.8

	Total Short-Term Investments
	(Cost $3,582,521)	3,582,521	0.8

	Total Investments in Securities (Cost $439,520,989)	$440,622,347	99.6
	Assets in Excess of Other Liabilities	1,826,986	0.4
	Net Assets	$442,449,333	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(3)	The tables below the Portfolio of Investments detail open purchased options which are non-income producing securities.
(4)	Rate shown is the 7-day yield as of September 30, 2017.

CAD	Canadian Dollar
EUR	EU Euro
GBP	British Pound
NZD	New Zealand Dollar

Reference Rate Abbreviations:

US0003M 3-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Purchased Options	$12,844	$1,817,633	$–	$1,830,477
Corporate Bonds/Notes	–	110,022,629	–	110,022,629
U.S. Treasury Obligations	–	239,685,617	–	239,685,617

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Foreign Government Bonds	$–	$25,071,034	$–	$25,071,034
U.S. Government Agency Obligations	–	60,430,069	–	60,430,069
Short-Term Investments	3,582,521	–	–	3,582,521
Total Investments, at fair value	$3,595,365	$437,026,982	$–	$440,622,347
Other Financial Instruments+
Centrally Cleared Swaps	–	753,484	–	753,484
Forward Foreign Currency Contracts	–	81,540	–	81,540
Futures	1,327,575	–	–	1,327,575
OTC Swaps	–	3,787,729	–	3,787,729
Total Assets	$4,922,940	$441,649,735	$–	$446,572,675
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(749,030)	$–	$(749,030)
Forward Foreign Currency Contracts	–	(21,387)	–	(21,387)
Futures	(1,296,833)	–	–	(1,296,833)
OTC Swaps	–	(792,195)	–	(792,195)
Written Options	(184,095)	(427,684)	–	(611,779)
Total Liabilities	$(1,480,928)	$(1,990,296)	$–	$(3,471,224)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2017, the following forward foreign currency contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	734,528	GBP	553,000	ANZ Bank	10/04/17	$(6,516)
USD	6,408,961	EUR	5,369,078	Deutsche Bank AG	10/04/17	62,933
USD	6,364,462	EUR	5,369,078	Royal Bank of Scotland PLC	10/04/17	18,434
USD	4,541,169	NZD	6,287,000	Royal Bank of Scotland PLC	10/04/17	173
USD	778,367	NZD	1,082,000	Royal Bank of Scotland PLC	11/06/17	(2,622)
USD	1,156,262	CAD	1,458,000	Westpac Banking Corp.	10/04/17	(12,249)
						$60,153

At September 30, 2017, the following futures contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
30-year German Government Bond	54	12/07/17	$10,419,619	$(190,449)
Australia 10-Year Bond	33	12/15/17	3,288,504	(38,903)
U.S. Treasury 10-Year Note	415	12/19/17	52,004,688	(622,152)
U.S. Treasury 5-Year Note	470	12/29/17	55,225,000	(308,527)
U.S. Treasury Ultra 10-Year Note	84	12/19/17	11,283,563	(125,872)
			$132,221,374	$(1,285,903)
Short Contracts
90-Day Eurodollar	(354)	03/18/19	(86,809,650)	184,491
Canada 10-Year Bond	(11)	12/18/17	(1,192,787)	24,188
Euro-Bund	(112)	12/07/17	(21,313,225)	180,874
Long Gilt	(69)	12/27/17	(11,453,924)	183,747
Long-Term Euro-BTP	(11)	12/07/17	(1,754,592)	14,709
Short-Term Euro-BTP	(82)	12/07/17	(10,930,103)	(10,930)
U.S. Treasury 2-Year Note	(643)	12/29/17	(138,697,106)	352,041
U.S. Treasury Long Bond	(40)	12/19/17	(6,112,500)	86,125
U.S. Treasury Ultra Long Bond	(117)	12/19/17	(19,319,625)	301,400
			$(297,583,512)	$1,316,645

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

At September 30, 2017, the following centrally cleared interest rate swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month CAD-CDOR	1.414%	06/30/19	CAD	23,835,000	$(144,597)	$(145,976)
Pay	3-month CAD-CDOR	1.449	07/05/19	CAD	23,785,000	(134,728)	(136,529)
Pay	3-month CAD-CDOR	1.841	09/07/19	CAD	28,200,000	(21,621)	(23,296)
Pay	6-month GBP-LIBOR	1.405	05/26/47	GBP	2,395,000	(185,934)	(185,220)
Pay	6-month GBP-LIBOR	1.660	09/28/47	GBP	1,385,000	7,994	9,559
Pay	3-month USD-LIBOR	1.639	09/30/19	USD	13,200,000	(32,951)	(33,172)
Pay	3-month USD-LIBOR	1.680	09/30/19	USD	5,300,000	(9,498)	(9,587)
Receive	6-month EUR-EURIBOR	1.256	08/15/22	EUR	3,660,000	4,322	4,164
Receive	6-month GBP-LIBOR	1.608	02/15/47	GBP	5,080,000	58,645	84,415
Receive	3-month NZD-BBR-FRA	3.055	09/08/27	NZD	3,766,237	45,222	45,329
Receive	3-month NZD-BBR-FRA	3.067	09/08/27	NZD	1,855,013	20,895	20,923
Receive	3-month NZD-BBR-FRA	3.070	09/08/27	NZD	1,873,750	20,758	20,785
Receive	3-month USD-LIBOR	1.545	02/28/22	USD	6,600,000	52,054	51,934
Receive	3-month USD-LIBOR	2.170	05/15/27	USD	3,300,000	41,307	41,238
Receive	3-month USD-LIBOR	2.229	05/15/27	USD	10,400,000	77,591	77,375
Receive	3-month USD-LIBOR	2.171	08/24/27	USD	900,000	10,743	10,725
Receive	3-month USD-LIBOR	1.729	08/31/46	USD	630,000	(112,906)	(1,718)
						$(302,704)	$(169,051)

At September 30, 2017, the following centrally cleared inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	1.832%	05/15/2047	EUR	1,380,000	$(28,709)	$(29,206)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	1.750	06/15/2047	EUR	1,230,000	(67,765)	(65,884)
Pay	Eurostat Eurozone HICP ex Tobacco NSA	1.880	07/15/2047	EUR	1,240,000	(14,582)	(14,759)
Pay	U.K. RPI All Items Monthly	3.370	06/15/2022	GBP	6,310,000	(37,237)	(35,055)
Pay	UK Retail Price Index All Items Monthly	3.395	08/15/2022	GBP	6,065,000	(17,365)	(16,456)
Pay	UKRetail Price Index All Items Monthly	3.368	09/15/2022	GBP	5,940,000	384	75
Pay	U.K. RPI All Items Monthly	3.523	02/15/2027	GBP	5,030,000	93,814	90,674
Pay	UK Retail Price Index All Items Monthly	3.343	07/15/2027	GBP	1,405,000	(16,163)	(15,573)
Pay	UK Retail Price Index All Items Monthly	3.380	09/15/2027	GBP	2,715,000	770	(496)
Pay	U.K. RPI All Items Monthly	3.624	02/15/2047	GBP	2,360,000	229,267	216,389
Pay	US CPI Urban Consumers NAS (CPURNSA)	1.240	04/01/2018	USD	11,100,000	(25,130)	(25,478)
Pay	US CPI Urban Consumers NAS (CPURNSA)	1.436	04/01/2018	USD	10,815,000	(3,466)	(3,800)
Receive	Eurostat Eurozone HICP ex Tobacco NSA	1.299	09/29/2022	EUR	5,000,000	(5,403)	(5,616)
Receive	UK Retail Price Index All Items Monthly	3.486	08/15/2047	GBP	635,000	(830)	(1,209)
Receive	UK Retail Price Index All Items Monthly	3.470	09/15/2047	GBP	630,000	1,264	96
Receive	US CPI Urban Consumers NAS (CPURNSA)	1.764	02/01/2018	USD	11,100,000	21,160	20,812
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	1.890	06/29/2022	USD	6,700,000	42,589	42,347
Receive	US CPI Urban Consumers NAS (CPURNSA)	1.955	08/02/2022	USD	4,750,000	16,815	16,644
						$189,413	$173,505

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

At September 30, 2017, the following over-the-counter inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	2.066%	03/10/2018	USD	20,575,000	$(655,331)	$–	$(655,331)
Barclays Bank PLC	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	1.585	09/13/2018	USD	11,210,000	56,621	–	56,621
Barclays Bank PLC	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	1.518	12/11/2019	USD	15,000,000	187,768	–	187,768
Barclays Bank PLC	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	1.375	01/15/2020	USD	16,000,000	303,493	–	303,493
Barclays Bank PLC	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	2.174	02/16/2020	USD	10,000,000	(85,574)	–	(85,574)
Barclays Bank PLC	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	1.437	01/15/2021	USD	22,000,000	490,005	–	490,005
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	1.649	12/11/2021	USD	6,500,000	95,742	–	95,742
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	1.515	01/15/2022	USD	34,000,000	798,828	–	798,828
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	1.560	01/15/2023	USD	37,000,000	972,084	–	972,084
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	1.660	09/22/2023	USD	5,500,000	133,974	–	133,974
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	1.689	09/22/2024	USD	26,000,000	705,396	–	705,396
Deutsche Bank AG	Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	1.970	03/15/2047	EUR	1,110,000	41,211	–	41,211
Deutsche Bank AG	Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	1.470	03/15/2027	EUR	1,110,000	(9,834)	–	(9,834)
Deutsche Bank AG	Receive	U.K. RPI All Items Monthly	3.568	03/15/2047	GBP	805,000	(41,456)	–	(41,456)
Deutsche Bank AG	Receive	U.K. RPI All Items Monthly	3.485	03/23/2047	GBP	395,000	2,607	–	2,607
							$2,995,534	$–	$2,995,534

At September 30, 2017, the following purchased exchange-traded options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price	Number of Contracts		Notional Amount	Cost	Fair Value
U.S. Treasury 10-Year Note	Call	10/27/17	127.50	USD	137	17,167,812	$77,258	$8,563
U.S. Treasury 10-Year Note	Call	10/27/17	128.50	USD	137	17,167,813	58,059	4,281
							$135,317	$12,844

At September 30, 2017, the following over-the-counter purchased foreign currency options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value

Put EUR vs. Call USD	Deutsche Bank AG	10/18/17	1.130	EUR	7,950,000	$46,674	$481
						$46,674	$481

At September 30, 2017, the following over-the-counter purchased interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Put on 10-year Interest Rate Swap	Barclays Bank PLC	1.100%	Pay	6-month JPY-LIBOR	06/29/2022	JPY	1,385,780,000	$188,508	$148,928
Put on 10-year Interest Rate Swap	Deutsche Bank AG	2.950%	Pay	3-month USD-LIBOR	08/22/2022	USD	17,330,000	791,756	745,128

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Put on 20-year Interest Rate Swap	Deutsche Bank AG	2.500%	Pay	6-month EUR-EURIBOR	06/08/2022	EUR	10,100,000	$1,275,173	$621,520
Put on 30-year Interest Rate Swap	Barclays Bank PLC	4.000%	Pay	3-month USD-LIBOR	11/21/2017	USD	5,000,000	226,969	1
Put on 30-year Interest Rate Swap	Deutsche Bank AG	2.680%	Pay	3-month USD-LIBOR	01/12/2021	USD	1,700,000	227,321	154,575
Put on 30-year Interest Rate Swap	Deutsche Bank AG	3.040%	Pay	3-month USD-LIBOR	06/17/2019	USD	3,015,000	125,719	102,996
Put on 30-year Interest Rate Swap	Deutsche Bank AG	3.540%	Pay	3-month USD-LIBOR	06/17/2019	USD	2,995,000	57,280	44,004
								$2,892,726	$1,817,152

At September 30, 2017, the following over-the-counter written inflation rate caps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Reference Entity	Counterparty	Exercise Inflation Rate	Description	Termination Date	Notional Amount		Premiums Received	Fair Value
Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index (HICPx)	Deutsche Bank AG	2.500%	Maximum of HICPx for January 2022 divided by HICPx for January 2012 minus 2.500% or $0. Portfolio receives premium and payment at expiration.	04/26/2022	EUR	3,140,000	$217,411	$(482)
							$217,411	$(482)

At September 30, 2017, the following exchange-traded written options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price	Number of Contracts		Notional Amount	Premiums Received	Fair Value
U.S. Treasury 10-Year Note	Put	10/27/17	125.50	USD	274	34,335,625	$53,063	$(175,533)
U.S. Treasury 10-Year Note	Call	10/27/17	129.00	USD	137	17,167,812	31,913	(4,281)
U.S. Treasury 10-Year Note	Call	10/27/17	129.50	USD	137	17,167,813	28,737	(4,281)
							$113,713	$(184,095)

At September 30, 2017, the following OTC written foreign currency options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Premiums Received	Fair Value

Call EUR vs. Put USD	Deutsche Bank AG	10/18/17	1.190	EUR	7,950,000	$55,402	$(37,419)
						$55,402	$(37,419)

At September 30, 2017, the following over-the-counter written interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put on 10-Year Interest Rate Swap	Deutsche Bank AG	2.650%	Receive	3-month USD-LIBOR	08/22/2018	USD	24,320,000	$309,759	$(308,151)
Put on 20-Year Interest Rate Swap	Deutsche Bank AG	4.500%	Receive	6-month EUR-EURIBOR	06/08/2022	EUR	10,100,000	475,560	(81,632)
								$785,319	$(389,783)

Currency Abbreviations
CAD	-	Canadian Dollar
EUR	-	EU Euro
GBP	-	British Pound
NZD	-	New Zealand Dollar
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September, 2017 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Purchased options	$481
Interest rate contracts	Purchased options	1,829,996
Foreign exchange contracts	Forward foreign currency contracts	81,540
Interest rate contracts	Futures contracts	1,327,575
Interest rate contracts	Interest rate swaps	366,447
Interest rate contracts	Inflation-linked swaps	4,174,766
Total Asset Derivatives		$7,780,805

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$21,387
Interest rate contracts	Futures contracts	1,296,833
Interest rate contracts	Interest rate swaps	535,498
Interest rate contracts	Inflation-linked swaps	1,005,727
Equity contracts	Written options	37,419
Interest rate contracts	Written options	574,360
Total Liability Derivatives		$3,471,224

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2017:

	ANZ Bank	Barclays Bank PLC	Citibank N.A.	Deutsche Bank AG	Royal Bank of Scotland PLC	Westpac Banking Corp.	Totals
Assets:
Purchased options	$-	$148,929	$-	$1,668,704	$-	$-	$1,817,633
Forward foreign currency contracts	-	-	-	62,933	18,607	-	81,540
Inflation-linked swaps	-	1,037,887	2,706,024	43,818	-	-	3,787,729
Total Assets	$-	$1,186,816	$2,706,024	$1,775,455	$18,607	$-	$5,686,902

Liabilities:
Forward foreign currency contracts	$6,516	$-	$-	$-	$2,622	$12,249	$21,387
Inflation-linked swaps	-	740,905	-	51,290	-	-	792,195
Written options	-	-	-	427,684	-	-	427,684
Total Liabilities	$6,516	$740,905	$-	$478,974	$2,622	$12,249	$1,241,266

Net OTC derivative instruments by counterparty, at fair value	$(6,516)	$445,911	$2,706,024	$1,296,481	$15,985	$(12,249)	$4,445,636

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$(400,000)	$(2,706,024)	$(1,296,481)	$-	$-	$(4,402,505)

Net Exposure(1)(2)	$(6,516)	$45,911	$-	$-	$15,985	$(12,249)	$43,131

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

(2) At September 30, 2017, the Portfolio had received $2,930,000 and $1,310,000 in cash collateral from Citibank N.A. and Deutsche Bank AG, respectively. Excess cash collateral is not shown for financial reporting purposes.

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $439,318,659.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$10,186,676
Gross Unrealized Depreciation	(5,861,321)

Net Unrealized Appreciation	$4,325,355

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Australia: 5.1%
707,389		Dexus	$5,278,825	1.7
884,744		GPT Group	3,447,569	1.1
1,843,941		Mirvac Group	3,317,041	1.0
1,306,345		Scentre Group	4,032,586	1.3
			16,076,021	5.1

		Austria: 0.5%
55,699		BUWOG AG	1,669,456	0.5

		Canada: 1.8%
46,900		Canadian Real Estate Investment Trust	1,733,918	0.5
73,800		H&R Real Estate Investment Trust	1,274,015	0.4
193,300		Pure Industrial Real Estate Trust	985,284	0.3
78,900		Smart Real Estate Investment Trust	1,861,604	0.6
			5,854,821	1.8

		France: 4.9%
28,570	(1)	Gecina S.A.	4,635,371	1.5
140,999		Klepierre	5,537,922	1.7
21,870		Unibail-Rodamco SE	5,321,875	1.7
			15,495,168	4.9

		Germany: 5.1%
45,181	(1),(2)	ADO Properties SA	2,235,524	0.7
227,621		Aroundtown SA	1,627,594	0.5
56,443		Deutsche Wohnen AG	2,398,730	0.7
24,089		LEG Immobilien AG	2,439,242	0.8
176,213	(1)	Vonovia SE	7,504,475	2.4
			16,205,565	5.1

		Hong Kong: 8.6%
1,346,000		CK Asset Holdings Ltd.	11,189,745	3.5
84,914	(1)	I-CABLE Communications Ltd.	2,790	0.0
912,000		Link REIT	7,416,359	2.3
360,000		Sun Hung Kai Properties Ltd.	5,864,489	1.9
603,200		Swire Properties Ltd.	2,048,537	0.6
100,000		Wharf Holdings Ltd.	894,618	0.3
			27,416,538	8.6

		Japan: 9.6%
903		AEON REIT Investment Corp.	914,562	0.3
364		Kenedix Office Investment Corp.	2,004,313	0.6
87,719		Mitsubishi Estate Co., Ltd.	1,524,503	0.5
386,082		Mitsui Fudosan Co., Ltd.	8,371,424	2.6
1,466		Mori Hills REIT Investment Corp.	1,757,507	0.6
2,275		Nippon Prologis REIT, Inc.	4,795,132	1.5
310		Nippon Building Fund, Inc.	1,545,523	0.5
168,600		Nomura Real Estate Holdings, Inc.	3,596,591	1.1
2,395		Orix JREIT, Inc.	3,439,725	1.1
248,000		Hulic Co. Ltd.	2,431,756	0.8
			30,381,036	9.6

		Singapore: 1.9%
1,003,200		CapitaLand Ltd.	2,654,349	0.8
221,900		City Developments Ltd.	1,859,444	0.6
1,827,800		Mapletree Logistics Trust	1,672,887	0.5
			6,186,680	1.9

		Spain: 1.3%
32,669		Axiare Patrimonio SOCIMI SA	667,589	0.2
75,497		Hispania Activos Inmobiliarios SOCIMI SA	1,360,748	0.5
201,888		Inmobiliaria Colonial Socimi SA	2,004,985	0.6
			4,033,322	1.3

		Sweden: 0.9%
81,740	(3)	Castellum AB	1,283,578	0.4
79,842		Fabege AB	1,638,930	0.5
			2,922,508	0.9

		United Kingdom: 5.7%
60,107		Derwent London PLC	2,251,388	0.7
375,070		Hammerson PLC	2,700,626	0.9
440,822		Land Securities Group PLC	5,749,407	1.8
163,627		Safestore Holdings PLC	958,229	0.3
486,978		Segro PLC	3,501,223	1.1
99,797		Shaftesbury PLC	1,358,674	0.4
176,445		Unite Group PLC	1,625,497	0.5
			18,145,044	5.7

		United States: 53.5%
54,900		Alexandria Real Estate Equities, Inc.	6,531,453	2.1
40,880		AvalonBay Communities, Inc.	7,293,810	2.3
10,372		Boston Properties, Inc.	1,274,511	0.4
56,000		Brandywine Realty Trust	979,440	0.3
110,279		Brixmor Property Group, Inc.	2,073,245	0.7
38,100		Camden Property Trust	3,484,245	1.1
131,930		CubeSmart	3,424,903	1.1
42,000		CyrusOne, Inc.	2,475,060	0.8
75,825		DCT Industrial Trust, Inc.	4,391,784	1.4
129,500		DiamondRock Hospitality Co.	1,418,025	0.4
11,332		Equinix, Inc.	5,057,472	1.6
78,140		Equity Residential	5,151,770	1.6
21,825		Essex Property Trust, Inc.	5,544,205	1.7
86,925		Extra Space Storage, Inc.	6,947,046	2.2
90,674		Forest City Realty Trust, Inc.	2,313,094	0.7
367,855		GGP, Inc.	7,640,348	2.4

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
127,291	Healthcare Trust of America, Inc.	$3,793,272	1.2
22,900	Hilton Worldwide Holdings, Inc.	1,590,405	0.5
161,352	Host Hotels & Resorts, Inc.	2,983,398	0.9
104,006	Hudson Pacific Properties, Inc.	3,487,321	1.1
61,300	(3) Invitation Homes, Inc.	1,388,445	0.4
43,400	Kilroy Realty Corp.	3,086,608	1.0
276,148	Kimco Realty Corp.	5,398,693	1.7
51,000	(3) MGM Growth Properties LLC	1,540,710	0.5
65,800	Park Hotels & Resorts, Inc.	1,813,448	0.6
180,697	ProLogis, Inc.	11,467,032	3.6
9,583	Public Storage, Inc.	2,050,666	0.6
92,746	Regency Centers Corp.	5,753,962	1.8
105,153	Simon Property Group, Inc.	16,930,685	5.3
55,050	SL Green Realty Corp.	5,577,666	1.8
105,887	Spirit Realty Capital, Inc.	907,452	0.3
85,000	Starwood Waypoint Homes	3,091,450	1.0
112,400	STORE Capital Corp.	2,795,388	0.9
48,283	Sun Communities, Inc.	4,136,887	1.3
127,138	Sunstone Hotel Investors, Inc.	2,043,108	0.6
110,941	Ventas, Inc.	7,225,587	2.3
662,717	VEREIT, Inc.	5,493,924	1.7
79,931	Vornado Realty Trust	6,145,095	1.9
75,865	Welltower, Inc.	5,331,792	1.7
		170,033,405	53.5

	Total Common Stock
	(Cost $252,886,104)	314,419,564	98.9

RIGHTS: 0.0%
	Singapore: 0.0%
176,320	(1) Mapletree Industrial Trust	12,999	0.0

	Total Rights
	(Cost $–)	12,999	0.0

	Total Long-Term Investments
	(Cost $252,886,104)	314,432,563	98.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
	Securities Lending Collateral(4): 0.6%
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $1,000,088, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 10/12/17-12/01/51)	1,000,000	0.3
772,618	Deutsche Bank AG, Repurchase Agreement dated 09/29/17, 1.06%, due 10/02/17 (Repurchase Amount $772,685, collateralized by various U.S. Government Securities, 0.750%-8.000%, Market Value plus accrued interest $788,071, due 10/31/17-05/15/45)	772,618	0.3
		1,772,618	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
1,108,039	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930%
	(Cost $1,108,039)	1,108,039	0.3

	Total Short-Term Investments
	(Cost $2,880,657)	2,880,657	0.9

	Total Investments in Securities (Cost $255,766,761)	$317,313,220	99.8
	Assets in Excess of Other Liabilities	507,949	0.2
	Net Assets	$317,821,169	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of September 30, 2017.

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

REIT Diversification	Percentage of Net Assets
Retail REITs	21.1%
Office REITs	13.4
Diversified REITs	11.0
Residential REITs	9.9
Real Estate Operating Companies	8.5
Industrial REITs	8.4
Diversified Real Estate Activities	7.8
Specialized REITs	6.6
Health Care REITs	5.2
Real Estate Development	3.5
Hotel & Resort REITs	3.0
Hotels, Resorts & Cruise Lines	0.5
Cable & Satellite	0.0
Assets in Excess of Other Liabilities*	1.1
Net Assets	100.0%

*	Includes short-term investments.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$16,076,021	$–	$16,076,021
Austria	1,669,456	–	–	1,669,456
Canada	5,854,821	–	–	5,854,821
France	–	15,495,168	–	15,495,168
Germany	1,627,594	14,577,971	–	16,205,565
Hong Kong	–	27,416,538	–	27,416,538
Japan	3,303,030	27,078,006	–	30,381,036
Singapore	–	6,186,680	–	6,186,680
Spain	2,028,337	2,004,985	–	4,033,322
Sweden	–	2,922,508	–	2,922,508
United Kingdom	2,984,171	15,160,873	–	18,145,044
United States	170,033,405	–	–	170,033,405
Total Common Stock	187,500,814	126,918,750	–	314,419,564
Rights	–	12,999	–	12,999
Short-Term Investments	1,108,039	1,772,618	–	2,880,657
Total Investments, at fair value	$188,608,853	$128,704,367	$–	$317,313,220
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(429)	$–	$(429)
Total Liabilities	$–	$(429)	$–	$(429)

(1)	For the period ended September 30, 2017, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At September 30, 2017, securities valued at $929,983 and $3,702,616 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

At September 30, 2017, the following forward foreign currency contracts were outstanding for VY® Clarion Global Real Estate Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	129,965	JPY	14,643,335	Brown Brothers Harriman & Co.	10/02/17	$(169)
USD	164,395	JPY	18,527,750	Brown Brothers Harriman & Co.	10/03/17	(260)
						$(429)

Currency Abbreviations
JPY	-	Japanese Yen
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$429
Total Liability Derivatives		$429

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2017:

Brown Brothers Harriman & Co.
Liabilities:
Forward foreign currency contracts	$429
Total Liabilities	$429

Net OTC derivative instruments by counterparty, at fair value	$(429)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-

Net Exposure(1)	$(429)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $272,228,201.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$58,678,059
Gross Unrealized Depreciation	(13,590,847)

Net Unrealized Appreciation	$45,087,212

VY® Clarion Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Diversified REITs: 6.6%
177,271		Forest City Realty Trust, Inc.	$4,522,183	0.9
251,035		Gramercy Property Trust	7,593,809	1.5
292,699		Spirit Realty Capital, Inc.	2,508,431	0.5
302,174		STORE Capital Corp.	7,515,067	1.5
1,369,570		VEREIT, Inc.	11,353,735	2.2
			33,493,225	6.6

		Health Care REITs: 8.6%
170,833		HCP, Inc.	4,754,282	0.9
340,627		Healthcare Trust of America, Inc.	10,150,685	2.0
95,865		Ventas, Inc.	6,243,687	1.2
323,922		Welltower, Inc.	22,765,238	4.5
			43,913,892	8.6

		Hotel & Resort REITs: 6.0%
505,876		DiamondRock Hospitality Co.	5,539,342	1.1
466,944		Host Hotels & Resorts, Inc.	8,633,795	1.7
156,816	(1)	MGM Growth Properties LLC	4,737,412	0.9
242,913		Park Hotels & Resorts, Inc.	6,694,682	1.3
323,948		Sunstone Hotel Investors, Inc.	5,205,844	1.0
			30,811,075	6.0

		Hotels, Resorts & Cruise Lines: 0.7%
55,200		Hilton Worldwide Holdings, Inc.	3,833,640	0.7

		Industrial REITs: 8.0%
142,412		DCT Industrial Trust, Inc.	8,248,503	1.6
515,434		ProLogis, Inc.	32,709,442	6.4
			40,957,945	8.0

		Office REITs: 15.2%
161,977		Alexandria Real Estate Equities, Inc.	19,270,404	3.8
47,714		Boston Properties, Inc.	5,863,096	1.2
394,844		Brandywine Realty Trust	6,905,822	1.4
134,720		Douglas Emmett, Inc.	5,310,662	1.0
289,237		Hudson Pacific Properties, Inc.	9,698,117	1.9
80,386		Kilroy Realty Corp.	5,717,052	1.1
110,738		SL Green Realty Corp.	11,219,974	2.2
175,362		Vornado Realty Trust	13,481,831	2.6
			77,466,958	15.2

		Residential REITs: 17.4%
80,553		American Campus Communities, Inc.	3,556,415	0.7
121,324		AvalonBay Communities, Inc.	21,646,628	4.2
120,983		Camden Property Trust	11,063,895	2.2
274,516		Equity Residential	18,098,840	3.6
45,031		Essex Property Trust, Inc.	11,439,225	2.2
156,526		Invitation Homes, Inc.	3,545,314	0.7
227,864		Starwood Waypoint Homes	8,287,414	1.6
129,069		Sun Communities, Inc.	11,058,632	2.2
			88,696,363	17.4

		Retail REITs: 18.6%
528,213		Brixmor Property Group, Inc.	9,930,404	1.9
677,633		GGP, Inc.	14,074,437	2.8
610,869		Kimco Realty Corp.	11,942,489	2.3
101,905		National Retail Properties, Inc.	4,245,362	0.8
125,875	(1)	Pennsylvania Real Estate Investment Trust	1,320,429	0.3
194,817		Regency Centers Corp.	12,086,447	2.4
256,774		Simon Property Group, Inc.	41,343,182	8.1
			94,942,750	18.6

		Specialized REITs: 17.9%
324,789		CubeSmart	8,431,522	1.7
174,500		CyrusOne, Inc.	10,283,285	2.0
81,133		Equinix, Inc.	36,209,658	7.1
225,661		Extra Space Storage, Inc.	18,034,827	3.5
170,362		Geo Group, Inc./The	4,582,738	0.9
215,704		Iron Mountain, Inc.	8,390,886	1.6
25,124		Public Storage, Inc.	5,376,285	1.1
			91,309,201	17.9

	Total Common Stock
	(Cost $486,185,637)		505,425,049	99.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.7%
	Securities Lending Collateral(2): 1.2%
1,448,271	Bank of Montreal, Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $1,448,396, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-3.500%, Market Value plus accrued interest $1,477,236, due 12/31/18-09/20/45)	1,448,271	0.3

VY® Clarion Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(2) (continued)
201,694	Barclays Capital, Inc., Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $201,711, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $205,728, due 08/15/18-02/15/37)	$201,694	0.0
103,029	Citibank N.A., Repurchase Agreement dated 09/29/17, 1.06%, due 10/02/17 (Repurchase Amount $103,038, collateralized by various U.S. Government Securities, 0.000%-8.000%, Market Value plus accrued interest $105,090, due 10/05/17-05/15/46)	103,029	0.0
1,448,271	Daiwa Capital Markets, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $1,448,398, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,477,236, due 10/12/17-12/01/51)	1,448,271	0.3
1,448,271	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $1,448,398, collateralized by various U.S. Government Agency Obligations, 1.830%-4.500%, Market Value plus accrued interest $1,477,236, due 01/01/26-07/15/52)	1,448,271	0.3
1,448,271	Nomura Securities, Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $1,448,400, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,477,236, due 11/15/17-08/20/67)	1,448,271	0.3
		6,097,807	1.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
2,831,197	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930%
	(Cost $2,831,197)	2,831,197	0.5

	Total Short-Term Investments
	(Cost $8,929,004)	8,929,004	1.7

	Total Investments in Securities (Cost $495,114,641)	$514,354,053	100.7
	Liabilities in Excess of Other Assets	(3,603,024)	(0.7)
	Net Assets	$510,751,029	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Represents securities purchased with cash collateral received for securities on loan.
(3)	Rate shown is the 7-day yield as of September 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock*	$505,425,049	$–	$–	$505,425,049
Short-Term Investments	2,831,197	6,097,807	–	8,929,004
Total Investments, at fair value	$508,256,246	$6,097,807	$–	$514,354,053

VY® Clarion Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $499,172,473.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$32,661,307
Gross Unrealized Depreciation	(17,479,727)

Net Unrealized Appreciation	$15,181,580

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 49.3%
		Consumer Discretionary: 4.1%
40,000		Daimler AG	$3,192,983	0.7
613,404		Ford Motor Co.	7,342,446	1.6
80,000		General Motors Co.	3,230,400	0.7
91,000		Target Corp.	5,369,910	1.1
			19,135,739	4.1

		Consumer Staples: 3.7%
42,000		Anheuser-Busch InBev NV ADR	5,010,600	1.1
110,000		Coca-Cola Co.	4,951,100	1.1
40,000		PepsiCo, Inc.	4,457,200	0.9
27,000		Philip Morris International, Inc.	2,997,270	0.6
			17,416,170	3.7

		Energy: 8.9%
37,000		Anadarko Petroleum Corp.	1,807,450	0.4
60,000		Baker Hughes a GE Co.	2,197,200	0.5
200,000		BP PLC ADR	7,686,000	1.6
80,000		Chevron Corp.	9,400,000	2.0
84,965		Halliburton Co.	3,910,946	0.8
50,000		Occidental Petroleum Corp.	3,210,500	0.7
215,000		Royal Dutch Shell PLC - Class A ADR	13,024,700	2.7
200,000	(1),(2)	Weatherford International PLC	916,000	0.2
			42,152,796	8.9

		Financials: 5.5%
180,000		Bank of America Corp.	4,561,200	1.0
64,300		JPMorgan Chase & Co.	6,141,293	1.3
72,908		Metlife, Inc.	3,787,571	0.8
80,000		US Bancorp	4,287,200	0.9
130,000		Wells Fargo & Co.	7,169,500	1.5
			25,946,764	5.5

		Health Care: 5.7%
65,000		AstraZeneca PLC	4,322,588	0.9
30,000		Eli Lilly & Co.	2,566,200	0.6
32,500		Medtronic PLC	2,527,525	0.5
20,000		Merck & Co., Inc.	1,280,600	0.3
50,200	(2)	Mylan NV	1,574,774	0.3
150,000		Pfizer, Inc.	5,355,000	1.1
10,000		Roche Holding AG	2,556,202	0.6
131,000		Sanofi ADR	6,522,490	1.4
			26,705,379	5.7

		Industrials: 4.4%
1,222	(2),(3)	Ceva Holdings LLC	549,832	0.1
7,000		Cummins, Inc.	1,176,210	0.2
18,000		Deere & Co.	2,260,620	0.5
350,000		General Electric Co.	8,463,000	1.8
50,000		Republic Services, Inc.	3,303,000	0.7
25,000		Union Pacific Corp.	2,899,250	0.6
20,000		United Technologies Corp.	2,321,600	0.5
			20,973,512	4.4

		Information Technology: 4.3%
29,042		Apple, Inc.	4,475,953	0.9
189,000		Intel Corp.	7,197,120	1.5
80,000		Microsoft Corp.	5,959,200	1.3
58,052		Oracle Corp.	2,806,814	0.6
			20,439,087	4.3

		Materials: 3.9%
65,000		BASF SE	6,924,817	1.5
100,000		DowDuPont, Inc.	6,923,000	1.4
100,000		Rio Tinto PLC ADR	4,719,000	1.0
			18,566,817	3.9

		Real Estate: 0.5%
130,000		Host Hotels & Resorts, Inc.	2,403,700	0.5

		Telecommunication Services: 1.0%
90,000		Verizon Communications, Inc.	4,454,100	1.0

		Utilities: 7.3%
104,048		Dominion Resources, Inc.	8,004,412	1.7
49,965		Duke Energy Corp.	4,193,063	0.9
100,000		Great Plains Energy, Inc.	3,030,000	0.6
10,400		NextEra Energy, Inc.	1,524,120	0.3
80,000		PG&E Corp.	5,447,200	1.2
36,500		PPL Corp.	1,385,175	0.3
30,000		Public Service Enterprise Group, Inc.	1,387,500	0.3
45,600		Sempra Energy	5,204,328	1.1
48,000		Southern Co.	2,358,720	0.5
45,000		Xcel Energy, Inc.	2,129,400	0.4
			34,663,918	7.3

	Total Common Stock
	(Cost $186,370,952)		232,857,982	49.3

PREFERRED STOCK: 1.9%
		Financials: 0.8%
50	(2),(4)	Fannie Mae	1,125,000	0.2
2,000	(2)	Wells Fargo & Co.	2,630,000	0.6
			3,755,000	0.8

		Health Care: 0.5%
2,500		Allergan PLC	1,844,550	0.4
1,500	(2)	Teva Pharmaceutical Industries Ltd.	516,960	0.1
			2,361,510	0.5

		Industrials: 0.1%
41	(2),(3)	Ceva Holdings Series A-1	25,420	0.0
1,748	(2),(3)	Ceva Holdings Series A-2	786,523	0.1
			811,943	0.1

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
		Utilities: 0.5%
35,000	(2)	NextEra Energy, Inc.	$2,320,850	0.5

	Total Preferred Stock
	(Cost $13,247,730)		9,249,303	1.9

EQUITY-LINKED SECURITIES: 4.0%
		Industrials: 1.1%
42,000	(2)	Morgan Stanley into Deere & Co., 6.000%	5,043,360	1.1

		Information Technology: 2.9%
32,000	(2),(5),(6)	Deutsche Bank AG into Apple, Inc., 6.000%	4,902,976	1.0
48,000	(2)	Goldman Sachs & Co. into Analog Devices, Inc., 6.500%	4,086,288	0.9
130,000	(2)	Goldman Sachs & Co. into Intel Corp., 6.000%	4,868,890	1.0
			13,858,154	2.9

	Total Equity-Linked Securities
	(Cost $18,126,250)		18,901,514	4.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 37.2%
		Basic Materials: 1.7%
2,200,000	(1),(6)	FMG Resources August 2006 Pty Ltd., 5.125%, 05/15/24	2,241,250	0.5
5,000,000	(6)	FMG Resources August 2006 Pty Ltd., 9.750%, 03/01/22	5,635,000	1.2
			7,876,250	1.7

		Communications: 5.5%
650,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	672,750	0.1
1,853,000		iHeartCommunications, Inc., 9.000%, 12/15/19	1,422,177	0.3
1,000,000	(6)	CommScope, Inc., 5.500%, 06/15/24	1,050,000	0.2
1,909,000		DISH DBS Corp., 5.000%, 03/15/23	1,965,077	0.4
2,200,000		DISH DBS Corp., 5.875%, 11/15/24	2,313,190	0.5
2,400,000	(6)	Sirius XM Radio, Inc., 6.000%, 07/15/24	2,589,000	0.6
500,000		Sprint Corp., 7.125%, 06/15/24	563,750	0.1
4,700,000		Sprint Corp., 7.875%, 09/15/23	5,463,750	1.2
4,000,000	(6)	Univision Communications, Inc., 5.125%, 05/15/23	4,090,000	0.9
2,000,000	(6)	Virgin Media Secured Finance PLC, 5.500%, 01/15/25	2,110,000	0.4
2,000,000		Zayo Group LLC / Zayo Capital, Inc., 6.000%, 04/01/23	2,126,900	0.5
1,500,000	(6)	Ziggo Secured Finance BV, 5.500%, 01/15/27	1,540,785	0.3
			25,907,379	5.5

		Consumer, Cyclical: 1.2%
1,000,000		Ferrellgas Partners L.P. / Ferrellgas Partners Finance Corp., 8.625%, 06/15/20	955,000	0.2
2,500,000		KB Home, 7.500%, 09/15/22	2,875,000	0.6
1,000,000	(6)	Shea Homes L.P. / Shea Homes Funding Corp., 5.875%, 04/01/23	1,032,500	0.2
1,000,000	(6)	Shea Homes L.P. / Shea Homes Funding Corp., 6.125%, 04/01/25	1,037,500	0.2
			5,900,000	1.2

		Consumer, Non-cyclical: 9.0%
3,000,000		CHS/Community Health Systems, Inc., 6.250%, 03/31/23	2,973,750	0.6
5,000,000	(1)	CHS/Community Health Systems, Inc., 6.875%, 02/01/22	3,943,750	0.8
1,000,000	(1)	CHS/Community Health Systems, Inc., 7.125%, 07/15/20	906,250	0.2
5,000,000	(1)	CHS/Community Health Systems, Inc., 8.000%, 11/15/19	4,887,500	1.0
2,000,000	(6)	Endo Finance LLC / Endo Ltd. / Endo Finco, Inc., 6.000%, 07/15/23	1,660,000	0.4
2,000,000	(6)	Endo Finance LLC, 5.750%, 01/15/22	1,765,000	0.4
2,000,000		HCA, Inc., 5.875%, 05/01/23	2,180,000	0.5
3,200,000		HCA, Inc., 7.500%, 02/15/22	3,679,008	0.8
1,000,000	(1),(6)	Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23	936,250	0.2
4,000,000	(1),(6)	Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.750%, 08/01/22	3,930,000	0.8
3,425,000	(1)	Tenet Healthcare Corp., 6.750%, 06/15/23	3,292,281	0.7
4,000,000		Tenet Healthcare Corp., 8.125%, 04/01/22	4,080,000	0.9
2,000,000		United Rentals North America, Inc., 5.750%, 11/15/24	2,130,000	0.5
2,000,000	(1),(6)	Valeant Pharmaceuticals International, Inc., 5.375%, 03/15/20	2,005,000	0.4
1,700,000	(6)	Valeant Pharmaceuticals International, Inc., 5.875%, 05/15/23	1,506,625	0.3

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,300,000	(6)	Valeant Pharmaceuticals International, Inc., 6.125%, 04/15/25	$1,145,625	0.2
600,000	(6)	Valeant Pharmaceuticals International, Inc., 6.500%, 03/15/22	634,500	0.1
900,000	(6)	Valeant Pharmaceuticals International, Inc., 7.000%, 03/15/24	960,750	0.2
			42,616,289	9.0

		Energy: 5.7%
2,000,000	(6)	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 10.000%, 04/01/22	2,155,000	0.5
1,000,000	(1)	Bill Barrett Corp., 7.000%, 10/15/22	965,000	0.2
2,000,000	(1)	Bill Barrett Corp., 8.750%, 06/15/25	1,930,000	0.4
1,552,000	(6)	Chesapeake Energy Corp., 8.000%, 12/15/22	1,680,040	0.3
8,800,000	(6)	Chesapeake Energy Corp., 8.000%, 06/15/27	8,734,000	1.8
1,600,000	(6)	Kinder Morgan, Inc./DE, 5.625%, 11/15/23	1,783,773	0.4
2,800,000	(1)	Sanchez Energy Corp., 7.750%, 06/15/21	2,667,000	0.6
616,333	(6),(7)	W&T Offshore, Inc., 8.500% (PIK Rate 10.000%, Cash Rate 8.500%), 06/15/21	459,168	0.1
688,706	(6),(7)	W&T Offshore, Inc., 9.000% (PIK Rate 10.750%, Cash Rate 9.000%), 05/15/20	612,948	0.1
1,339,000		Weatherford International Ltd., 4.500%, 04/15/22	1,251,965	0.3
3,000,000	(1)	Weatherford International Ltd., 7.750%, 06/15/21	3,131,250	0.7
1,600,000		Weatherford International Ltd., 8.250%, 06/15/23	1,652,000	0.3
			27,022,144	5.7

		Financial: 4.5%
2,000,000		Bank of America Corp., 6.100%, 12/29/49	2,207,500	0.5
1,500,000	(1)	Bank of America Corp., 8.125%, 11/15/65	1,548,750	0.3
6,000,000		Citigroup, Inc., 6.300%, 11/15/65	6,517,500	1.4
1,000,000		Equinix, Inc., 5.375%, 05/15/27	1,090,000	0.2
2,000,000		JPMorgan Chase & Co., 5.000%, 01/01/66	2,036,500	0.4
2,000,000		JPMorgan Chase & Co., 5.150%, 05/29/49	2,080,000	0.4
1,500,000		Morgan Stanley, 5.550%, 07/15/65	1,564,688	0.3
2,500,000	(6)	OneMain Financial Holdings LLC, 6.750%, 12/15/19	2,600,000	0.6
1,600,000		Wells Fargo & Co., 5.900%, 12/29/49	1,744,000	0.4
			21,388,938	4.5

		Industrial: 3.2%
1,500,000	(6)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.625%, 05/15/23	1,546,425	0.3
2,000,000	(6)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 05/15/24	2,201,240	0.5
1,500,000	(6)	BWAY Holding Co., 5.500%, 04/15/24	1,569,375	0.3
3,700,000	(6)	BWAY Holding Co., 7.250%, 04/15/25	3,820,250	0.8
1,500,000	(6)	Cemex SAB de CV, 7.250%, 01/15/21	1,580,250	0.3
800,000		TransDigm, Inc., 6.500%, 07/15/24	828,000	0.2
1,300,000		TransDigm, Inc., 6.000%, 07/15/22	1,352,000	0.3
2,000,000	(6)	XPO Logistics, Inc., 6.500%, 06/15/22	2,107,500	0.5
			15,005,040	3.2

		Technology: 2.9%
2,500,000	(6)	BMC Software Finance, Inc., 8.125%, 07/15/21	2,571,875	0.6
800,000	(6)	Dell International LLC / EMC Corp., 4.420%, 06/15/21	840,546	0.2
1,400,000	(6)	Dell International LLC / EMC Corp., 5.450%, 06/15/23	1,537,320	0.3
500,000	(6)	Dell International LLC / EMC Corp., 6.020%, 06/15/26	556,006	0.1
5,400,000	(6)	First Data Corp., 7.000%, 12/01/23	5,779,620	1.2
1,000,000	(6)	Western Digital Corp., 7.375%, 04/01/23	1,098,000	0.2
1,000,000		Western Digital Corp., 10.500%, 04/01/24	1,177,500	0.3
			13,560,867	2.9

		Utilities: 3.5%
1,000,000	(1)	Calpine Corp., 5.375%, 01/15/23	977,650	0.2
1,160,000		Calpine Corp., 5.500%, 02/01/24	1,109,250	0.2
3,500,000	(1)	Calpine Corp., 5.750%, 01/15/25	3,320,625	0.7
6,000,000	(1)	Dynegy, Inc., 7.375%, 11/01/22	6,285,000	1.3

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
	5,000,000	(6) InterGen NV, 7.000%, 06/30/23	$4,900,000	1.1
			16,592,525	3.5

		Total Corporate Bonds/Notes
		(Cost $167,447,731)	175,869,432	37.2

CONVERTIBLE BONDS/NOTES: 1.5%
		Consumer, Non-cyclical: 0.9%
EUR	3,000,000	(6) Bayer Capital Corp. BV, 5.625%, 11/22/19	4,362,605	0.9

		Energy: 0.6%
	2,325,000	Weatherford International Ltd., 5.875%, 07/01/21	2,544,422	0.6

		Total Convertible Bonds/Notes
		(Cost $5,529,615)	6,907,027	1.5

BANK LOANS: 4.4%
		Communications: 1.7%
	7,617,472	iHeart Communications, Inc. Term Loan D, 7.982%, (US0003M + 6.750%), 01/30/19	5,895,923	1.3
	1,485,057	iHeart Communications, Inc. Term Loan E, 8.739%, (US0003M + 7.500%), 07/30/19	1,143,494	0.2
	500,000	Internet Brands TL 2L, 8.820%, (US0003M + 7.750%), 08/16/25	499,062	0.1
	500,000	Securus Technologies Holdings, Inc. - TL 2L, 9.492%, (US0003M + 8.250%), 06/30/25	504,532	0.1
			8,043,011	1.7

		Consumer, Cyclical: 1.0%
	4,923,203	Belk, Inc. TL B 1L, 6.054%, (US0003M + 4.750%), 12/12/22	4,147,031	0.9
	746,825	Navistar International Corp. Term Loan B, 5.240%, (US0003M + 4.000%), 08/07/20	753,515	0.1
			4,900,546	1.0

		Consumer, Non-cyclical: 0.8%
	3,440,980	Vizient, Inc. 1st Lien Term Loan, 4.739%, (US0003M + 3.500%), 02/13/23	3,485,070	0.8

		Diversified: 0.4%
	2,000,000	First Eagle Holdings, Inc. Term Loan B, 4.796%, (US0003M + 3.500%), 12/01/22	2,022,000	0.4

		Industrial: 0.2%
	870,905	Cortes NP Acquisition Corp. - TL B 1L, 5.239%, (US0003M + 4.000%), 11/30/23	877,437	0.2

		Technology: 0.1%
	500,000	Almonde, Inc. - TL B 1L, 4.817%, (US0003M + 3.500%), 06/13/24	502,658	0.1

		Utilities: 0.2%
	997,000	Talen Energy Supply LLC Term Loan B2, 5.239%, (US0003M + 4.000%), 04/13/24	978,929	0.2

		Total Bank Loans
		(Cost $22,735,158)	20,809,651	4.4

		Total Long-Term Investments
		(Cost $413,457,436)	464,594,909	98.3

SHORT-TERM INVESTMENTS: 10.4%
		U.S. Government Agency Obligations: 1.6%
	7,275,000	(5) Federal Home Loan Bank Discount Notes, 0.700%, 10/02/17
		(Cost $7,274,858)	7,275,000	1.6

		Securities Lending Collateral(8): 7.5%
	8,426,321	Citigroup, Inc., Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $8,427,069, collateralized by various U.S. Government Agency Obligations, 1.898%-9.000%, Market Value plus accrued interest $8,594,847, due 12/01/17-06/01/51)	8,426,321	1.8
	8,426,321	Daiwa Capital Markets, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $8,427,062, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $8,594,848, due 10/12/17-12/01/51)	8,426,321	1.8

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(8) (continued)
8,426,321	Nomura Securities, Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $8,427,069, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $8,594,848, due 11/15/17-08/20/67)	$8,426,321	1.8
3,640,329	Royal Bank of Scotland PLC, Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $3,640,643, collateralized by various U.S. Government Securities, 0.488%-3.500%, Market Value plus accrued interest $3,713,146, due 10/31/17-11/15/42)	3,640,329	0.7
6,558,683	State of Wisconsin Investment Board, Repurchase Agreement dated 09/29/17, 1.20%, due 10/02/17 (Repurchase Amount $6,559,330, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $6,701,875, due 01/15/19-02/15/46)	6,558,683	1.4
		35,477,975	7.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
6,202,836	(9) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930%
	(Cost $6,202,836)	6,202,836	1.3

	Total Short-Term Investments
	(Cost $48,955,669)	48,955,811	10.4

	Total Investments in Securities (Cost $462,413,105)	$513,550,720	108.7
	Liabilities in Excess of Other Assets	(40,925,387)	(8.7)
	Net Assets	$472,625,333	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Preferred Stock may be called prior to convertible date.
(5)	Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2017.
(6)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(7)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(8)	Represents securities purchased with cash collateral received for securities on loan.
(9)	Rate shown is the 7-day yield as of September 30, 2017.

EUR	EU Euro

Reference Rate Abbreviations:

US0003M           3-month LIBOR

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$15,942,756	$3,192,983	$–	$19,135,739
Consumer Staples	17,416,170	–	–	17,416,170
Energy	42,152,796	–	–	42,152,796
Financials	25,946,764	–	–	25,946,764
Health Care	19,826,589	6,878,790	–	26,705,379
Industrials	20,423,680	–	549,832	20,973,512
Information Technology	20,439,087	–	–	20,439,087
Materials	11,642,000	6,924,817	–	18,566,817
Real Estate	2,403,700	–	–	2,403,700
Telecommunication Services	4,454,100	–	–	4,454,100
Utilities	34,663,918	–	–	34,663,918
Total Common Stock	215,311,560	16,996,590	549,832	232,857,982
Preferred Stock	6,795,400	1,641,960	811,943	9,249,303
Equity-Linked Securities	–	18,901,514	–	18,901,514
Corporate Bonds/Notes	–	175,869,432	–	175,869,432
Convertible Bonds/Notes	–	6,907,027	–	6,907,027
Bank Loans	–	20,809,651	–	20,809,651
Short-Term Investments	6,202,836	42,752,975	–	48,955,811
Total Investments, at fair value	$228,309,796	$283,879,149	$1,361,775	$513,550,720

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $462,413,111.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$68,469,336
Gross Unrealized Depreciation	(17,334,286)

Net Unrealized Appreciation	$51,135,050

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.5%
		Consumer Discretionary: 8.1%
167,110		Carnival Corp.	$10,790,293	1.9
26,691		CBS Corp. - Class B	1,548,078	0.3
14,941	(1)	Charter Communications, Inc.	5,429,858	0.9
192,235		Comcast Corp. – Class A	7,397,203	1.3
239,109		General Motors Co.	9,655,221	1.7
1,321,147		Kingfisher PLC	5,289,446	0.9
128,097	(1)	Michael Kors Holdings Ltd.	6,129,442	1.1
			46,239,541	8.1

		Consumer Staples: 5.4%
86,077		CVS Health Corp.	6,999,782	1.2
161,485		Mondelez International, Inc.	6,565,980	1.1
64,907		Philip Morris International, Inc.	7,205,326	1.3
134,524		Walgreens Boots Alliance, Inc.	10,387,943	1.8
			31,159,031	5.4

		Energy: 15.2%
114,149		Anadarko Petroleum Corp.	5,576,179	1.0
286,284		Apache Corp.	13,111,807	2.3
163,634		Baker Hughes a GE Co.	5,992,277	1.0
329,310		Canadian Natural Resources Ltd.	11,029,345	1.9
261,666		Devon Energy Corp.	9,605,759	1.7
186,308		Occidental Petroleum Corp.	11,962,837	2.1
444,769		Royal Dutch Shell PLC - Class A	13,441,719	2.4
331,160	(1)	TechnipFMC PLC	9,245,987	1.6
130,984		Total S.A.	7,033,074	1.2
			86,998,984	15.2

		Financials: 34.4%
97,657		American International Group, Inc.	5,995,163	1.0
55,313		Aon PLC	8,081,229	1.4
960,912		Bank of America Corp.	24,349,510	4.3
52,458		BB&T Corp.	2,462,379	0.4
155,830		Charles Schwab Corp.	6,816,004	1.2
439,204		Citigroup, Inc.	31,947,699	5.6
366,366		Citizens Financial Group, Inc.	13,874,281	2.4
84,145		Comerica, Inc.	6,416,898	1.1
349,048		Fifth Third Bancorp	9,766,363	1.7
243,787		First Horizon National Corp.	4,668,521	0.8
30,138		Goldman Sachs Group, Inc.	7,148,432	1.2
226,134		JPMorgan Chase & Co.	21,598,058	3.8
51,214		Marsh & McLennan Cos., Inc.	4,292,245	0.8
359,204		Morgan Stanley	17,302,857	3.0
66,506		Northern Trust Corp.	6,113,897	1.1
79,168		PNC Financial Services Group, Inc.	10,669,471	1.9
103,302		State Street Corp.	9,869,473	1.7
36,695		Willis Towers Watson PLC	5,659,470	1.0
			197,031,950	34.4

		Health Care: 12.2%
24,874		Amgen, Inc.	4,637,757	0.8
27,647		Anthem, Inc.	5,249,612	0.9
85,731		Baxter International, Inc.	5,379,620	1.0
74,239		Bristol-Myers Squibb Co.	4,731,994	0.8
82,404		Cardinal Health, Inc.	5,514,476	1.0
23,693		McKesson Corp.	3,639,482	0.6
88,263		Medtronic PLC	6,864,213	1.2
131,360		Merck & Co., Inc.	8,410,981	1.5
93,084		Novartis AG	7,984,275	1.4
300,591		Pfizer, Inc.	10,731,099	1.9
64,762		Sanofi	6,446,806	1.1
			69,590,315	12.2

		Industrials: 6.0%
124,510		CSX Corp.	6,755,913	1.2
44,193		General Dynamics Corp.	9,085,197	1.6
121,371		General Electric Co.	2,934,751	0.5
80,049		Ingersoll-Rand PLC - Class A	7,137,969	1.2
216,693		Johnson Controls International plc	8,730,561	1.5
			34,644,391	6.0

		Information Technology: 11.0%
278,541		Cisco Systems, Inc.	9,367,334	1.6
111,448		Cognizant Technology Solutions Corp.	8,084,438	1.4
214,350	(1)	eBay, Inc.	8,243,901	1.5
167,786		Intel Corp.	6,389,291	1.1
252,605		Juniper Networks, Inc.	7,029,997	1.2
264,675		Oracle Corp.	12,797,036	2.2
68,219	(1)	PayPal Holdings, Inc.	4,368,062	0.8
127,264		Qualcomm, Inc.	6,597,366	1.2
			62,877,425	11.0

		Materials: 2.2%
39,788		Agrium, Inc.	4,265,672	0.7
211,555		BHP Billiton Ltd.	4,290,291	0.8
180,822		Mosaic Co.	3,903,947	0.7
			12,459,910	2.2

		Telecommunication Services: 1.6%
80,922		Orange SA	1,325,005	0.2
81,570		Verizon Communications, Inc.	4,036,899	0.7
142,931		Vodafone Group PLC ADR	4,067,816	0.7
			9,429,720	1.6

		Utilities: 1.4%
82,028		FirstEnergy Corp.	2,528,923	0.5

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
76,701	PG&E Corp.	$5,222,571	0.9
		7,751,494	1.4

	Total Common Stock
	(Cost $416,899,516)	558,182,761	97.5

SHORT-TERM INVESTMENTS: 1.6%
	Mutual Funds: 1.6%
9,027,843	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930%
	(Cost $9,027,843)	9,027,843	1.6

	Total Short-Term Investments
	(Cost $9,027,843)	9,027,843	1.6

	Total Investments in Securities (Cost $425,927,359)	$567,210,604	99.1
	Assets in Excess of Other Liabilities	5,212,397	0.9
	Net Assets	$572,423,001	100.0

ADR American Depositary Receipt

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of September 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$40,950,095	$5,289,446	$–	$46,239,541
Consumer Staples	31,159,031	–	–	31,159,031
Energy	66,524,191	20,474,793	–	86,998,984
Financials	197,031,950	–	–	197,031,950
Health Care	55,159,234	14,431,081	–	69,590,315
Industrials	34,644,391	–	–	34,644,391
Information Technology	62,877,425	–	–	62,877,425
Materials	8,169,619	4,290,291	–	12,459,910
Telecommunication Services	8,104,715	1,325,005	–	9,429,720
Utilities	7,751,494	–	–	7,751,494
Total Common Stock	512,372,145	45,810,616	–	558,182,761
Short-Term Investments	9,027,843	–	–	9,027,843
Total Investments, at fair value	$521,399,988	$45,810,616	$–	$567,210,604
Other Financial Instruments+
Forward Foreign Currency Contracts	–	449,546	–	449,546
Total Assets	$521,399,988	$46,260,162	$–	$567,660,150
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(557,630)	$–	$(557,630)
Total Liabilities	$–	$(557,630)	$–	$(557,630)

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2017 (Unaudited) (Continued)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2017, the following forward foreign currency contracts were outstanding for VY® Invesco Growth and Income Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 5,541,392	EUR 4,590,019	State Street Bank and Trust Co.	10/06/17	$115,580
USD 3,826,438	CAD 4,771,702	State Street Bank and Trust Co.	10/06/17	2,116
AUD 257,936	USD 207,277	State Street Bank and Trust Co.	10/06/17	(4,961)
USD 101,692	GBP 77,117	State Street Bank and Trust Co.	10/06/17	(1,655)
USD 116,979	GBP 88,498	State Street Bank and Trust Co.	10/06/17	(1,621)
USD 2,998,459	CHF 2,825,787	State Street Bank and Trust Co.	10/06/17	79,724
USD 1,804,017	AUD 2,263,036	State Street Bank and Trust Co.	10/06/17	28,961
USD 8,019,291	GBP 6,187,715	State Street Bank and Trust Co.	10/06/17	(273,066)
USD 3,825,471	CAD 4,771,702	The Bank of New York Mellon	10/06/17	1,150
USD 2,998,819	CHF 2,825,786	The Bank of New York Mellon	10/06/17	80,084
USD 5,538,845	EUR 4,590,019	The Bank of New York Mellon	10/06/17	113,032
USD 1,803,956	AUD 2,263,036	The Bank of New York Mellon	10/06/17	28,899
USD 8,016,030	GBP 6,187,715	The Bank of New York Mellon	10/06/17	(276,327)
				$(108,084)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$449,546
Total Asset Derivatives		$449,546

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$557,630
Total Liability Derivatives		$557,630

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2017:

	State Street Bank and Trust Co.	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$226,381	$223,165	$449,546
Total Assets	$226,381	$223,165	$449,546

Liabilities:
Forward foreign currency contracts	$281,303	$276,327	$557,630
Total Liabilities	$281,303	$276,327	$557,630

Net OTC derivative instruments by counterparty, at fair value	$(54,922)	$(53,162)	$(108,084)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$(54,922)	$(53,162)	$(108,084)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $429,128,646.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$155,810,526
Gross Unrealized Depreciation	(17,564,559)

Net Unrealized Appreciation	$138,245,967

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 91.4%
		Argentina: 1.7%
38,220		Mercadolibre, Inc.	$9,896,305	1.7

		Australia: 0.7%
767,166		Oil Search Ltd.	4,232,661	0.7

		Brazil: 9.8%
888,825		Ambev SA ADR	5,857,357	1.0
554,900		BB Seguridade Participacoes SA	4,993,338	0.8
785,750		CCR SA	4,416,068	0.7
470,287		Cielo SA	3,256,364	0.6
2,077,813		Kroton Educacional SA	13,101,345	2.2
1,044,307		Lojas Renner SA	11,870,310	2.0
318,000		Marcopolo SA	350,416	0.1
201,790		Raia Drogasil SA	4,776,596	0.8
306,700		Ultrapar Participacoes SA	7,320,942	1.2
353,606		Weg S.A.	2,395,966	0.4
			58,338,702	9.8

		China: 20.5%
333,000		AAC Technologies Holdings, Inc.	5,634,888	0.9
172,592	(1)	Alibaba Group Holding Ltd. ADR	29,808,364	5.0
343,770	(1)	JD.com, Inc. ADR	13,132,014	2.2
47,370		New Oriental Education & Technology Group, Inc. ADR	4,180,876	0.7
1,999,500		Ping An Insurance Group Co. of China Ltd.	15,444,965	2.6
746,000		Shenzhou International Group Holdings Ltd.	5,850,421	1.0
97,710		TAL Education Group ADR	3,293,804	0.6
938,200		Tencent Holdings Ltd.	41,018,755	6.8
111,920	(1)	Yum China Holdings, Inc.	4,473,443	0.7
			122,837,530	20.5

		Egypt: 0.6%
821,650		Commercial International Bank Egypt SAE REG GDR	3,734,399	0.6

		Hong Kong: 5.4%
3,158,600		AIA Group Ltd.	23,384,067	3.9
59,400		Jardine Matheson Holdings Ltd.	3,763,584	0.6
1,017,500		Techtronic Industries Co., Ltd.	5,446,765	0.9
			32,594,416	5.4

		India: 16.4%
271,910		Asian Paints Ltd.	4,718,353	0.8
246,310		HDFC Bank Ltd. ADR	23,736,895	4.0
138,860		HDFC Bank Ltd. - Foreign Premium	3,838,633	0.6
805,045		Housing Development Finance Corp.	21,489,094	3.6
293,028		IndusInd Bank Ltd.	7,556,298	1.3
2,073,730		ITC Ltd.	8,205,358	1.4
359,860		Kotak Mahindra Bank Ltd.	5,528,655	0.9
326,526		Tata Consultancy Services Ltd.	12,192,042	2.0
123,223	(1)	Tata Motors Ltd. - SPON ADR ADR	3,853,183	0.6
122,090		Ultratech Cement Ltd.	7,209,173	1.2
			98,327,684	16.4

		Indonesia: 2.8%
9,734,200		Astra International Tbk PT	5,715,017	1.0
4,845,400		Bank Central Asia Tbk PT	7,306,530	1.2
3,374,500		Bank Rakyat Indonesia	3,831,134	0.6
			16,852,681	2.8

		Macau: 0.8%
877,600		Sands China Ltd.	4,589,936	0.8

		Mexico: 2.3%
1,230,900	(1)	Becle SAB de CV	2,064,343	0.3
1,214,680		Grupo Financiero Banorte	8,362,681	1.4
637,480		Infraestructura Energetica Nova SAB de CV	3,569,678	0.6
			13,996,702	2.3

		Panama: 1.2%
57,960		Copa Holdings S.A.	7,217,759	1.2

		Peru: 1.3%
38,160		Credicorp Ltd.	7,823,563	1.3

		Russia: 5.0%
49,380	(1)	Magnit OAO	8,668,065	1.4
84,620		Magnit PJSC GDR	3,464,529	0.6
5,346,646	(1)	Sberbank	17,877,917	3.0
			30,010,511	5.0

		South Africa: 7.9%
749,828	(2)	Bid Corp. Ltd.	16,831,149	2.8
459,538		Bidvest Group Ltd.	5,860,571	1.0
40,441		Capitec Bank Holdings Ltd.	2,565,525	0.4
1,251,760	(2)	FirstRand Ltd.	4,813,468	0.8
273,510		Mr Price Group Ltd.	3,637,454	0.6
114,240		Remgro Ltd.	1,733,785	0.3
1,257,841		Sanlam Ltd.	6,283,937	1.1
1,266,200	(2)	Woolworths Holdings Ltd./South Africa	5,606,572	0.9
			47,332,461	7.9

		South Korea: 4.8%
19,113	(1),(3)	Netmarble Games Corp.	2,528,153	0.4
17,010	(1),(3)	Samsung Biologics Co. Ltd.	5,033,239	0.9

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea: (continued)
9,381	Samsung Electronics Co., Ltd.	$21,109,349	3.5
		28,670,741	4.8

	Spain: 0.5%
405,440	Prosegur Cia de Seguridad SA	3,030,547	0.5

	Taiwan: 7.4%
519,501	Delta Electronics, Inc.	2,680,348	0.5
58,000	Largan Precision Co. Ltd.	10,232,078	1.7
945,000	President Chain Store Corp.	7,975,860	1.3
1,103,223	Taiwan Semiconductor Manufacturing Co., Ltd.	7,901,791	1.3
416,441	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	15,637,359	2.6
		44,427,436	7.4

	Thailand: 0.7%
709,000	Kasikornbank PCL	4,409,237	0.7

	Turkey: 0.5%
216,750	Ford Otomotiv Sanayi A/S	2,773,745	0.5

	United States: 1.1%
57,000	(1) EPAM Systems, Inc.	5,012,010	0.9
26,160	(1) Luxoft Holding, Inc.	1,250,448	0.2
		6,262,458	1.1

	Total Common Stock
	(Cost $372,834,911)	547,359,474	91.4

PREFERRED STOCK: 1.9%
	Brazil: 1.9%
727,335	Itau Unibanco Holding S.A.	9,989,761	1.7
1,028,210	Marcopolo SA	1,405,728	0.2

	Total Preferred Stock
	(Cost $10,594,562)	11,395,489	1.9

PARTICIPATORY NOTES: 4.9%
	China: 3.0%
792,209	(1) Hangzhou Robam Appliances Co. Ltd.	4,965,883	0.8
57,250	(1) Kweichow Moutai Co. Ltd.	4,461,204	0.8
1,284,400	(1) Midea Group Co., Ltd.	8,544,234	1.4
		17,971,321	3.0

	Saudi Arabia: 0.5%
173,016	(1) Almarai Co.	3,290,446	0.5

	United States: 1.4%
2,157,378	(1) Fuyao Glass Industry Group Co. Ltd.	8,278,371	1.4

	Total Participatory Notes
	(Cost $26,481,678)	29,540,138	4.9

	Total Long-Term Investments
	(Cost $409,911,151)	588,295,101	98.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.4%
	Securities Lending Collateral(4): 3.7%
5,287,836	Citigroup, Inc., Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $5,288,305, collateralized by various U.S. Government Agency Obligations, 1.898%-9.000%, Market Value plus accrued interest $5,393,593, due 12/01/17-06/01/51)	5,287,836	0.9
5,287,836	Daiwa Capital Markets, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $5,288,301, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $5,393,593, due 10/12/17-12/01/51)	5,287,836	0.9
5,287,836	Nomura Securities, Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $5,288,305, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $5,393,593, due 11/15/17-08/20/67)	5,287,836	0.9

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(4) (continued)
2,284,732	Royal Bank of Scotland PLC, Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $2,284,929, collateralized by various U.S. Government Securities, 0.488%-3.500%, Market Value plus accrued interest $2,330,433, due 10/31/17-11/15/42)	$2,284,732	0.3
4,115,690	State of Wisconsin Investment Board, Repurchase Agreement dated 09/29/17, 1.20%, due 10/02/17 (Repurchase Amount $4,116,096, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $4,205,546, due 01/15/19-02/15/46)	4,115,690	0.7
		22,263,930	3.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.7%
9,810,266	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930%
	(Cost $9,810,266)	9,810,266	1.7

	Total Short-Term Investments
	(Cost $32,074,196)	32,074,196	5.4

	Total Investments in Securities (Cost $441,985,347)	$620,369,297	103.6
	Liabilities in Excess of Other Assets	(21,792,239)	(3.6)
	Net Assets	$598,577,058	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of September 30, 2017.

Sector Diversification	Percentage of Net Assets
Financials	30.8%
Information Technology	28.1
Consumer Discretionary	18.3
Consumer Staples	10.9
Industrials	4.7
Materials	2.0
Energy	1.9
Health Care	0.9
Utilities	0.6
Short-Term Investments	5.4
Liabilities in Excess of Other Assets	(3.6)
Net Assets	100.0%

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock
Argentina	$9,896,305	$–	$–	$9,896,305
Australia	–	4,232,661	–	4,232,661
Brazil	58,338,702	–	–	58,338,702
China	54,888,501	67,949,029	–	122,837,530
Egypt	3,734,399	–	–	3,734,399
Hong Kong	3,763,584	28,830,832	–	32,594,416
India	31,428,711	66,898,973	–	98,327,684
Indonesia	–	16,852,681	–	16,852,681
Macau	–	4,589,936	–	4,589,936
Mexico	13,996,702	–	–	13,996,702
Panama	7,217,759	–	–	7,217,759
Peru	7,823,563	–	–	7,823,563
Russia	–	30,010,511	–	30,010,511
South Africa	16,831,149	30,501,312	–	47,332,461
South Korea	2,528,153	26,142,588	–	28,670,741
Spain	–	3,030,547	–	3,030,547
Taiwan	15,637,359	28,790,077	–	44,427,436
Thailand	–	4,409,237	–	4,409,237
Turkey	–	2,773,745	–	2,773,745
United States	6,262,458	–	–	6,262,458
Total Common Stock	232,347,345	315,012,129	–	547,359,474
Preferred Stock	11,395,489	–	–	11,395,489
Participatory Notes	–	29,540,138	–	29,540,138
Short-Term Investments	9,810,266	22,263,930	–	32,074,196
Total Investments, at fair value	$253,553,100	$366,816,197	$–	$620,369,297

(1)	For the period ended September 30, 2017, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At September 30, 2017, securities valued at $13,565,425 were transferred from Level 2 to Level 1 within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $443,280,446.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$190,287,734
Gross Unrealized Depreciation	(12,666,243)

Net Unrealized Appreciation	$177,621,491

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.0%
		Consumer Discretionary: 12.0%
169,658	(1)	Acushnet Holdings Corp.	$3,013,126	0.4
89,100	(2)	American Axle & Manufacturing Holdings, Inc.	1,566,378	0.2
171,526		American Eagle Outfitters, Inc.	2,452,822	0.3
95,700	(2)	Beazer Homes USA, Inc.	1,793,418	0.2
157,600		Bloomin Brands, Inc.	2,773,760	0.4
163,650	(1),(2)	Blue Apron Holdings, Inc.	891,892	0.1
86,236	(1)	Brinker International, Inc.	2,747,479	0.4
83,337		Brunswick Corp.	4,664,372	0.6
48,000		Caleres, Inc.	1,464,960	0.2
3,000		Capella Education Co.	210,450	0.0
36,809		Carter's, Inc.	3,634,889	0.5
285,440		Chico's FAS, Inc.	2,554,688	0.3
20,100		Childrens Place Retail Stores, Inc.	2,374,815	0.3
145,073	(1)	Cinemark Holdings, Inc.	5,253,093	0.7
3,300	(1),(2)	Conn's, Inc.	92,895	0.0
29,975	(2)	Cooper-Standard Holdings, Inc.	3,476,201	0.5
15,700		Dana, Inc.	438,972	0.1
14,900	(2)	Deckers Outdoor Corp.	1,019,309	0.1
12,800	(1)	DineEquity, Inc.	550,144	0.1
70,243	(1)	Emerald Expositions Events, Inc.	1,632,447	0.2
223,589	(2)	EW Scripps Co.	4,272,786	0.6
32,200	(2)	Express, Inc.	217,672	0.0
7,400	(2)	Floor & Decor Holdings, Inc.	288,082	0.0
105,700		Gannett Co., Inc.	951,300	0.1
13,800	(2)	Grand Canyon Education, Inc.	1,253,316	0.2
66,300	(2)	Gray Television, Inc.	1,040,910	0.1
7,300		Group 1 Automotive, Inc.	528,958	0.1
24,500	(2)	Helen of Troy Ltd.	2,374,050	0.3
15,600		Hooker Furniture Corp.	744,900	0.1
900		Jack in the Box, Inc.	91,728	0.0
37,100	(2)	K12, Inc.	661,864	0.1
9,700	(1)	KB Home	233,964	0.0
33,274		LCI Industries	3,854,793	0.5
35,500		Libbey, Inc.	328,730	0.0
22,100	(2)	Liberty TripAdvisor Holdings, Inc.	272,935	0.0
30,500		Lifetime Brands, Inc.	558,150	0.1
49,365	(2)	Malibu Boats, Inc.	1,561,909	0.2
49,410	(2)	Monarch Casino & Resort, Inc.	1,953,177	0.3
5,400		Nexstar Media Group, Inc.	336,420	0.0
726,750		Office Depot, Inc.	3,299,445	0.4
56,513		Papa John's International, Inc.	4,129,405	0.5
16,100	(2)	Perry Ellis International, Inc.	380,926	0.1
137,000		Pier 1 Imports, Inc.	574,030	0.1
59,600	(2)	Pinnacle Entertainment, Inc.	1,270,076	0.2
66,490		Pool Corp.	7,192,223	0.9
35,600		Ruth's Hospitality Group, Inc.	745,820	0.1
66,927	(2)	ServiceMaster Global Holdings, Inc.	3,127,499	0.4
39,900	(1)	Sinclair Broadcast Group, Inc.	1,278,795	0.2
3,100	(2)	Stoneridge, Inc.	61,411	0.0
76,600	(1)	Tailored Brands, Inc.	1,106,104	0.1
164,800	(2)	Taylor Morrison Home Corp.	3,633,840	0.5
8,900		Tower International, Inc.	242,080	0.0
20,900	(2)	Townsquare Media, Inc.	209,000	0.0
109,977	(2)	Zoe's Kitchen, Inc.	1,389,009	0.2
			92,771,417	12.0

		Consumer Staples: 2.7%
42,500	(2)	Central Garden and Pet Co.	1,580,575	0.2
60,700		Dean Foods Co.	660,416	0.1
232,696	(2)	Performance Food Group Co.	6,573,662	0.9
48,700	(2)	Pilgrim's Pride Corp.	1,383,567	0.2
6,743		Pinnacle Foods, Inc.	385,497	0.1
5,700		Sanderson Farms, Inc.	920,664	0.1
68,620		SpartanNash Co.	1,809,510	0.2
57,034	(1)	Spectrum Brands Holdings, Inc.	6,041,041	0.8
9,685	(2)	SUPERVALU, Inc.	210,649	0.0
4,100	(2)	TreeHouse Foods, Inc.	277,693	0.0
19,000	(2)	US Foods Holding Corp.	507,300	0.1
2,700	(2)	USANA Health Sciences, Inc.	155,790	0.0
			20,506,364	2.7

		Energy: 3.6%
363,200	(2)	Abraxas Petroleum Corp.	682,816	0.1
2,400	(1)	Arch Coal, Inc.	172,176	0.0
54,600		Archrock, Inc.	685,230	0.1
40,377	(1)	Core Laboratories NV	3,985,210	0.5
89,600		Delek US Holdings, Inc.	2,395,008	0.3
196,300	(2)	Denbury Resources, Inc.	263,042	0.0
27,492	(2)	Dril-Quip, Inc.	1,213,771	0.2
124,400	(1),(2)	EP Energy Corp.	405,544	0.1
44,800	(2)	Exterran Corp.	1,416,128	0.2
14,100		Green Plains, Inc.	284,115	0.0
33,700	(1),(2)	Jagged Peak Energy, Inc.	460,342	0.1
140,500	(2)	McDermott International, Inc.	1,021,435	0.1
3,000		Nacco Industries, Inc.	257,400	0.0
49,600	(2)	Pacific Ethanol, Inc.	275,280	0.0
298,803		Patterson-UTI Energy, Inc.	6,256,935	0.8
11,600	(2)	PHI, Inc.	136,416	0.0
88,100	(2)	Renewable Energy Group, Inc.	1,070,415	0.2

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
1,100	(2)	REX American Resources Corp.	$103,213	0.0
62,500	(2)	RigNet, Inc.	1,075,000	0.2
495,370	(1),(2)	SRC Energy, Inc.	4,790,228	0.6
338,300	(2)	W&T Offshore, Inc.	1,031,815	0.1
5,100		World Fuel Services Corp.	172,941	0.0
			28,154,460	3.6

		Financials: 16.9%
85,700		American Equity Investment Life Holding Co.	2,492,156	0.3
13,100		Aspen Insurance Holdings Ltd.	529,240	0.1
171,793		Associated Banc-Corp.	4,165,980	0.5
7,400		BankFinancial Corp.	117,586	0.0
140,825		BankUnited, Inc.	5,009,145	0.7
145,450		BGC Partners, Inc.	2,104,661	0.3
20,400		OceanFirst Financial Corp.	560,796	0.1
7,400	(2)	Cadence BanCorp	169,608	0.0
15,900		Capstead Mortgage Corp.	153,435	0.0
14,000		Cathay General Bancorp.	562,800	0.1
5,200		Central Valley Community Bancorp	115,960	0.0
108,400		CNO Financial Group, Inc.	2,530,056	0.3
48,741		Commerce Bancshares, Inc.	2,815,768	0.4
2,947		Community Trust Bancorp, Inc.	137,036	0.0
5,700	(2)	CU Bancorp	221,017	0.0
6,780	(2)	Customers Bancorp, Inc.	221,164	0.0
12,300		Dime Community Bancshares	264,450	0.0
61,622		East West Bancorp, Inc.	3,683,763	0.5
60,987		Eaton Vance Corp.	3,010,928	0.4
2,900		Enterprise Financial Services Corp.	122,815	0.0
19,968		Factset Research Systems, Inc.	3,596,436	0.5
24,903		Fidelity Southern Corp.	588,707	0.1
32,300		Financial Institutions, Inc.	930,240	0.1
19,900		First American Financial Corp.	994,403	0.1
283,700	(2)	First BanCorp. Puerto Rico	1,452,544	0.2
8,600		First Business Financial Services, Inc.	195,650	0.0
9,800		First Community Bancshares, Inc.	285,278	0.0
106,922		First Financial Bancorp.	2,796,010	0.4
23,200	(2)	First Foundation, Inc.	415,048	0.1
141,256		First Hawaiian, Inc.	4,278,644	0.6
244,687		First Horizon National Corp.	4,685,756	0.6
38,000		First Interstate Bancsystem, Inc.	1,453,500	0.2
62,500		First Merchants Corp.	2,683,125	0.4
60,500		FirstCash, Inc.	3,820,575	0.5
20,900	(2)	FNFV Group	358,435	0.1
89,100		Fulton Financial Corp.	1,670,625	0.2
76,511		Glacier Bancorp., Inc.	2,889,055	0.4
86,301		Great Western Bancorp, Inc.	3,562,505	0.5
41,800	(2)	Green Dot Corp.	2,072,444	0.3
66,500		Hancock Holding Co.	3,221,925	0.4
58,750		Hanmi Financial Corp.	1,818,313	0.2
10,700		HCI Group, Inc.	409,275	0.1
27,300		Heritage Financial Corp.	805,350	0.1
23,700		Hilltop Holdings, Inc.	616,200	0.1
6,246		Home Bancshares, Inc./Conway AR	157,534	0.0
16,300	(2)	HomeStreet, Inc.	440,100	0.1
105,181		Hope Bancorp, Inc.	1,862,756	0.2
14,200		Houlihan Lokey, Inc.	555,646	0.1
4,000	(2)	Howard Bancorp, Inc.	83,600	0.0
65,133		Iberiabank Corp.	5,350,676	0.7
25,000	(2)	Intl. FCStone, Inc.	958,000	0.1
8,800		Invesco Mortgage Capital, Inc.	150,744	0.0
56,940		Kinsale Capital Group, Inc.	2,458,100	0.3
57,704		Lazard Ltd.	2,609,375	0.3
7,300		MainSource Financial Group, Inc.	261,778	0.0
4,800		Marlin Business Services Corp.	138,000	0.0
13,000		Meta Financial Group, Inc.	1,019,200	0.1
39,000	(2)	MGIC Investment Corp.	488,670	0.1
65,169		Moelis & Co.	2,805,525	0.4
40,547		Morningstar, Inc.	3,446,090	0.5
6,100		National General Holdings Corp.	116,571	0.0
5,313		NBT Bancorp., Inc.	195,093	0.0
6,900		Northeast Bancorp	180,435	0.0
46,300		OM Asset Management Plc	690,796	0.1
9,200	(2)	Pacific Mercantile Bancorp	84,180	0.0
43,300		PacWest Bancorp	2,187,083	0.3
15,200	(2)	PennyMac Financial Services, Inc.	270,560	0.0
5,200		Piper Jaffray Cos.	308,620	0.0
93,800		Popular, Inc.	3,371,172	0.4
18,200		Preferred Bank/Los Angeles CA	1,098,370	0.1
3,410		Premier Financial Bancorp, Inc.	74,304	0.0
67,389		ProAssurance Corp.	3,682,809	0.5
105,500		Redwood Trust, Inc.	1,718,595	0.2
2,085		RLI Corp.	119,596	0.0
6,400		Selective Insurance Group	344,640	0.1
10,700		Shore Bancshares, Inc.	178,155	0.0
4,900		Sierra Bancorp.	133,035	0.0
7,100		Southern National Bancorp of Virginia, Inc.	120,629	0.0

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
27,800		Stewart Information Services Corp.	$1,049,728	0.1
2,800	(2)	SVB Financial Group	523,852	0.1
182,300		TCF Financial Corp.	3,106,392	0.4
3,515		TowneBank	117,753	0.0
26,200		Trico Bancshares	1,067,650	0.1
26,200	(2)	Tristate Capital Holdings, Inc.	599,980	0.1
10,500	(2)	Triumph Bancorp, Inc.	338,625	0.1
7,200		United Fire Group, Inc.	329,904	0.0
25,500		Universal Insurance Holdings, Inc.	586,500	0.1
15,300	(2)	Walker & Dunlop, Inc.	800,649	0.1
2,900		Washington Federal, Inc.	97,585	0.0
74,482	(2)	Western Alliance Bancorp.	3,953,505	0.5
61,681		Wintrust Financial Corp.	4,830,239	0.6
36,600		Zions Bancorp.	1,726,788	0.2
			131,377,994	16.9

		Health Care: 13.1%
16,400	(2)	Acorda Therapeutics, Inc.	387,860	0.1
39,100	(2)	Addus HomeCare Corp.	1,380,230	0.2
77,100	(1),(2)	Aduro Biotech, Inc.	821,115	0.1
6,600	(2)	AMAG Pharmaceuticals, Inc.	121,770	0.0
119,700	(1),(2)	Amicus Therapeutics, Inc.	1,805,076	0.2
2,800	(2)	AMN Healthcare Services, Inc.	127,960	0.0
13,800	(2)	Amphastar Pharmaceuticals, Inc.	246,606	0.0
28,300	(1),(2)	AnaptysBio, Inc.	989,085	0.1
34,600	(2)	Assembly Biosciences, Inc.	1,208,232	0.2
16,200	(2)	Audentes Therapeutics, Inc.	453,762	0.1
5,500	(1),(2)	Axovant Sciences Ltd.	37,840	0.0
11,400	(1),(2)	Bellicum Pharmaceuticals, Inc.	131,670	0.0
11,200	(2)	Bluebird Bio, Inc.	1,538,320	0.2
29,400	(2)	Cara Therapeutics, Inc.	402,486	0.1
154,287	(2)	Catalent, Inc.	6,159,137	0.8
316,400	(2)	Catalyst Pharmaceuticals, Inc.	797,328	0.1
61,500	(1),(2)	Coherus Biosciences, Inc.	821,025	0.1
157,800	(2)	Community Health Systems, Inc.	1,211,904	0.2
14,000	(1),(2)	Corvus Pharmaceuticals, Inc.	223,160	0.0
84,464	(2)	Cotiviti Holdings, Inc.	3,039,015	0.4
123,500	(2)	Cross Country Healthcare, Inc.	1,757,405	0.2
501,400	(2)	Curis, Inc.	747,086	0.1
31,300	(2)	Cutera, Inc.	1,294,255	0.2
84,455	(2)	Dynavax Technologies Corp.	1,815,782	0.2
3,923	(2)	Envision Healthcare Corp.	176,339	0.0
33,300	(1),(2)	Epizyme, Inc.	634,365	0.1
13,000	(1),(2)	Esperion Therapeutics, Inc.	651,560	0.1
11,600	(2)	FibroGen, Inc.	624,080	0.1
12,100	(2)	Global Blood Therapeutics, Inc.	375,705	0.0
46,739	(2)	HealthEquity, Inc.	2,364,058	0.3
129,475		Healthsouth Corp.	6,001,166	0.8
58,700	(2)	HMS Holdings Corp.	1,165,782	0.2
16,400	(2)	Horizon Pharma PLC	207,952	0.0
17,714	(2)	ICU Medical, Inc.	3,292,147	0.4
7,900	(1),(2)	Immune Design Corp.	81,765	0.0
17,300	(2)	INC Research Holdings, Inc.	904,790	0.1
2,500	(2)	Inogen, Inc.	237,750	0.0
85,200	(2)	Integer Holdings Corp.	4,357,980	0.6
102,100	(1)	Invacare Corp.	1,608,075	0.2
9,300	(1),(2)	Jounce Therapeutics, Inc.	144,894	0.0
226,400		Kindred Healthcare, Inc.	1,539,520	0.2
77,900	(2)	Lantheus Holdings, Inc.	1,386,620	0.2
1,700	(2)	Loxo Oncology, Inc.	156,604	0.0
24,319	(2)	Magellan Health, Inc.	2,098,730	0.3
44,400	(2)	Masimo Corp.	3,843,264	0.5
5,000	(1),(2)	Medicines Co.	185,200	0.0
48,365	(2)	Medidata Solutions, Inc.	3,775,372	0.5
34,200	(2)	Mersana Therapeutics, Inc.	591,318	0.1
36,800	(1),(2)	Molina Healthcare, Inc.	2,530,368	0.3
12,600	(2)	Momenta Pharmaceuticals, Inc.	233,100	0.0
24,900	(2)	Nektar Therapeutics	597,600	0.1
70,100	(1),(2)	Ocular Therapeutix, Inc.	433,218	0.1
110,900	(2)	OraSure Technologies, Inc.	2,495,250	0.3
42,850		Owens & Minor, Inc.	1,251,220	0.2
12,100	(2)	Pacira Pharmaceuticals, Inc.	454,355	0.1
4,500	(2)	PRA Health Sciences, Inc.	342,765	0.0
44,264	(2)	Prestige Brands Holdings, Inc.	2,217,184	0.3
46,100	(2)	Quidel Corp.	2,021,946	0.3
53,900	(2)	Ra Pharmaceuticals, Inc.	786,940	0.1
4,800	(2)	Radius Health, Inc.	185,040	0.0
53,000	(2)	RadNet, Inc.	612,150	0.1
11,600	(2)	Reata Pharmaceuticals, Inc.	360,760	0.0
14,500	(2)	Revance Therapeutics, Inc.	399,475	0.1
19,300	(2)	Sage Therapeutics, Inc.	1,202,390	0.2
30,600	(2)	Sarepta Therapeutics, Inc.	1,388,016	0.2
52,000	(2)	Selecta Biosciences, Inc.	949,000	0.1
4,800	(1),(2)	Seres Therapeutics, Inc.	76,992	0.0
110,600	(1),(2)	Surgery Partners, Inc.	1,144,710	0.1
90,200	(1),(2)	Synergy Pharmaceuticals, Inc.	261,580	0.0
22,600	(2)	Syros Pharmaceuticals, Inc.	332,672	0.0
5,900	(1),(2)	Tesaro, Inc.	761,690	0.1

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
207,900	(1),(2)	TherapeuticsMD, Inc.	$1,099,791	0.1
8,100	(1),(2)	Theravance Biopharma, Inc.	277,344	0.0
17,800	(2)	Ultragenyx Pharmaceutical, Inc.	948,028	0.1
18,086	(2)	vTv Therapeutics, Inc.	108,154	0.0
78,620	(2)	VWR Corp.	2,603,108	0.3
24,900	(2)	WaVe Life Sciences Ltd.	541,575	0.1
23,551	(2)	WellCare Health Plans, Inc.	4,044,649	0.5
70,069		West Pharmaceutical Services, Inc.	6,744,842	0.9
19,400	(2)	Xencor, Inc.	444,648	0.1
			101,773,705	13.1

		Industrials: 19.1%
28,400		AAR Corp.	1,072,952	0.1
24,500		ABM Industries, Inc.	1,021,895	0.1
253,400	(2)	ACCO Brands Corp.	3,015,460	0.4
60,785	(2)	Advanced Disposal Services, Inc.	1,531,174	0.2
100,762		Allison Transmission Holdings, Inc.	3,781,598	0.5
65,048		Altra Industrial Motion Corp.	3,128,809	0.4
4,500	(2)	American Woodmark Corp.	433,125	0.1
80,409		Applied Industrial Technologies, Inc.	5,290,912	0.7
116,900		ArcBest Corp.	3,910,305	0.5
7,925	(2)	Atlas Air Worldwide Holdings, Inc.	521,465	0.1
9,800		Barnes Group, Inc.	690,312	0.1
48,900		Barrett Business Services, Inc.	2,764,317	0.4
137,217		Brady Corp.	5,207,385	0.7
60,300	(2)	CAI International, Inc.	1,828,296	0.2
5,500		Ceco Environmental Corp.	46,530	0.0
33,700		Columbus McKinnon Corp.	1,276,219	0.2
110,100		Costamare, Inc.	680,418	0.1
8,400		CRA International, Inc.	344,820	0.0
119,792		Douglas Dynamics, Inc.	4,719,805	0.6
25,600		EMCOR Group, Inc.	1,776,128	0.2
10,200		EnerSys	705,534	0.1
22,500	(2)	Engility Holdings, Inc.	780,300	0.1
46,000		Essendant, Inc.	605,820	0.1
27,600		Federal Signal Corp.	587,328	0.1
68,885	(2)	Generac Holdings, Inc.	3,163,888	0.4
177,200		General Cable Corp.	3,340,220	0.4
99,600		Global Brass & Copper Holdings, Inc.	3,366,480	0.4
20,400	(2)	GMS, Inc.	722,160	0.1
9,100	(1)	Greenbrier Cos., Inc.	438,165	0.1
17,400	(2)	Hawaiian Holdings, Inc.	653,370	0.1
177,600	(2)	HC2 Holdings, Inc.	937,728	0.1
12,825		Heico Corp. - Class A	977,265	0.1
84,293		Herman Miller, Inc.	3,026,119	0.4
3,000		Hurco Cos, Inc.	124,800	0.0
6,900		Hyster-Yale Materials Handling, Inc.	527,436	0.1
24,400	(2)	ICF International, Inc.	1,316,380	0.2
31,400		Insperity, Inc.	2,763,200	0.4
100,478	(2)	JELD-WEN Holding, Inc.	3,568,979	0.5
13,100		Kadant, Inc.	1,291,005	0.2
90,783		KAR Auction Services, Inc.	4,333,980	0.6
3,000		Kelly Services, Inc.	75,270	0.0
5,500		Kennametal, Inc.	221,870	0.0
21,000		Kimball International, Inc.	415,170	0.0
73,906	(2)	Knight-Swift Transportation Holdings, Inc.	3,070,794	0.4
8,800		Knoll, Inc.	176,000	0.0
38,183		Landstar System, Inc.	3,804,936	0.5
32,806		Lincoln Electric Holdings, Inc.	3,007,654	0.4
56,200	(2)	Mastec, Inc.	2,607,680	0.3
161,200	(2)	Meritor, Inc.	4,192,812	0.5
5,500	(2)	Moog, Inc.	458,865	0.1
111,800	(2)	MRC Global, Inc.	1,955,382	0.2
3,117	(2)	Neff Corp.	77,925	0.0
9,000		NN, Inc.	261,000	0.0
6,600		Park-Ohio Holdings Corp.	300,960	0.0
13,500		Powell Industries, Inc.	404,865	0.0
28,407	(2)	Proto Labs, Inc.	2,281,082	0.3
98,600		Quad/Graphics, Inc.	2,229,346	0.3
47,337	(2)	RBC Bearings, Inc.	5,924,225	0.8
5,900		Regal-Beloit Corp.	466,100	0.1
128,700	(2)	RPX Corp.	1,709,136	0.2
17,300		Schneider National, Inc.	437,690	0.1
53,600		Skywest, Inc.	2,353,040	0.3
2,300		Standex International Corp.	244,260	0.0
52,500		Steelcase, Inc.	808,500	0.1
30,100	(2)	Sterling Construction Co., Inc.	458,423	0.1
144,766		Toro Co.	8,984,178	1.2
16,700	(2)	Trimas Corp.	450,900	0.1
49,600	(2)	TriNet Group, Inc.	1,667,552	0.2
117,000	(2)	TrueBlue, Inc.	2,626,650	0.3
22,700	(2)	Tutor Perini Corp.	644,680	0.1
21,400		Universal Forest Products, Inc.	2,100,624	0.3
4,400		Universal Logistics Holdings, Inc.	89,980	0.0
43,661		US Ecology, Inc.	2,348,962	0.3
72,784	(1),(2)	USG Corp.	2,376,398	0.3
85,200	(2)	Vectrus, Inc.	2,627,568	0.3
5,200	(2)	Veritiv Corp.	169,000	0.0
3,500		Viad Corp.	213,150	0.0
2,800		VSE Corp.	159,208	0.0
145,600		Wabash National Corp.	3,322,592	0.4
13,100	(2)	WageWorks, Inc.	795,170	0.1
22,700		Watsco, Inc.	3,656,289	0.5
77,300		West Corp.	1,814,231	0.2
5,700	(2)	YRC Worldwide, Inc.	78,660	0.0
			148,340,859	19.1

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: 14.9%
4,900	(2)	Advanced Energy Industries, Inc.	$395,724	0.1
51,200	(2)	Alpha & Omega Co.	844,288	0.1
41,000	(2)	Alteryx, Inc.	835,170	0.1
2,400	(2)	Anixter International, Inc.	204,000	0.0
69,600	(2)	Apptio, Inc.	1,285,512	0.2
62,486	(2)	Aspen Technology, Inc.	3,924,746	0.5
40,100	(2)	Bankrate, Inc.	559,395	0.1
79,043	(2)	Benchmark Electronics, Inc.	2,699,318	0.4
39,517		Blackbaud, Inc.	3,469,593	0.5
3,000	(2)	Blackhawk Network Holdings, Inc.	131,400	0.0
95,600	(2)	Blucora, Inc.	2,418,680	0.3
71,083		Cabot Microelectronics Corp.	5,681,664	0.7
26,800	(2)	Ciena Corp.	588,796	0.1
30,200	(2)	Cirrus Logic, Inc.	1,610,264	0.2
193,565	(1),(2)	Cision Ltd.	2,520,216	0.3
52,400		Cohu, Inc.	1,249,216	0.2
26,400	(2)	Commvault Systems, Inc.	1,605,120	0.2
67,780	(2)	CoreLogic, Inc.	3,132,792	0.4
10,400	(2)	Coupa Software, Inc.	323,960	0.1
172,131		Cypress Semiconductor Corp.	2,585,408	0.3
25,200	(2)	Ellie Mae, Inc.	2,069,676	0.3
7,000	(2)	Euronet Worldwide, Inc.	663,530	0.1
54,400	(2)	Everi Holdings, Inc.	412,896	0.1
4,000		EVERTEC, Inc.	63,400	0.0
346,500	(2)	Extreme Networks, Inc.	4,119,885	0.5
125,100	(1),(2)	Fitbit, Inc.	870,696	0.1
31,400	(2)	Five9, Inc.	750,460	0.1
81,793	(1),(2)	GrubHub, Inc.	4,307,219	0.6
54,975	(2)	Guidewire Software, Inc.	4,280,353	0.6
22,800	(2)	Ichor Holdings Ltd.	611,040	0.1
68,831	(2)	Imperva, Inc.	2,987,265	0.4
52,900	(2)	Insight Enterprises, Inc.	2,429,168	0.3
73,750	(2)	Instructure, Inc.	2,444,813	0.3
61,500	(2)	Kemet Corp.	1,299,495	0.2
50,275	(2)	Kimball Electronics, Inc.	1,088,454	0.1
173,600	(2)	Limelight Networks, Inc.	689,192	0.1
4,300		Littelfuse, Inc.	842,284	0.1
68,133	(2)	Manhattan Associates, Inc.	2,832,289	0.4
14,800		Methode Electronics, Inc.	626,780	0.1
20,066	(2)	MicroStrategy, Inc.	2,562,629	0.3
8,200	(2)	Nanometrics, Inc.	236,160	0.0
21,800	(2)	New Relic, Inc.	1,085,640	0.1
36,600	(2)	Planet Payment, Inc.	157,014	0.0
4,700	(2)	Plexus Corp.	263,576	0.0
112,230	(2)	Q2 Holdings, Inc.	4,674,380	0.6
4,500		QAD, Inc.	154,575	0.0
16,200	(2)	Qualys, Inc.	839,160	0.1
52,800	(1),(2)	RingCentral, Inc.	2,204,400	0.3
12,100	(2)	Rudolph Technologies, Inc.	318,230	0.0
101,600	(2)	Sanmina Corp.	3,774,440	0.5
30,400	(2)	Sigma Designs, Inc.	191,520	0.0
48,354	(2)	Splunk, Inc.	3,212,156	0.4
24,600	(2)	Sykes Enterprises, Inc.	717,336	0.1
42,424	(2)	Tableau Software, Inc.	3,177,133	0.4
30,800	(2)	Take-Two Interactive Software, Inc.	3,148,684	0.4
20,800	(2)	Tech Data Corp.	1,848,080	0.2
63,100	(1),(2)	Tintri, Inc.	198,134	0.0
182,100		TiVo Corp.	3,614,685	0.5
249,000		Travelport Worldwide Ltd.	3,909,300	0.5
21,290	(2)	Tyler Technologies, Inc.	3,711,273	0.5
128,200	(2)	Ultra Clean Holdings, Inc.	3,925,484	0.5
174,920	(1),(2)	Unisys Corp.	1,486,820	0.2
28,700	(2)	Xcerra Corp.	282,695	0.0
			115,147,661	14.9

		Materials: 5.4%
115,400	(1),(2)	AK Steel Holding Corp.	645,086	0.1
104,152		Aptargroup, Inc.	8,989,359	1.2
21,116	(2)	Berry Plastics Group, Inc.	1,196,221	0.2
23,300	(2)	Boise Cascade Co.	813,170	0.1
23,800		Chemours Co.	1,204,518	0.2
92,600	(2)	Cleveland-Cliffs, Inc.	662,090	0.1
10,000		Commercial Metals Co.	190,300	0.0
54,266	(2)	Crown Holdings, Inc.	3,240,766	0.4
31,600		FutureFuel Corp.	497,384	0.1
126,832	(2)	GCP Applied Technologies, Inc.	3,893,742	0.5
38,800		Graphic Packaging Holding Co.	541,260	0.1
4,000	(2)	Ingevity Corp.	249,880	0.0
31,300		Innophos Holdings, Inc.	1,539,647	0.2
63,100	(2)	Louisiana-Pacific Corp.	1,708,748	0.2
14,900		Minerals Technologies, Inc.	1,052,685	0.1
24,900	(2)	Omnova Solutions, Inc.	272,655	0.0
85,300	(2)	PQ Group Holdings, Inc.	1,482,868	0.2
23,388		Quaker Chemical Corp.	3,460,255	0.4
7,600	(2)	Ryerson Holding Corp.	82,460	0.0
34,100		Schweitzer-Mauduit International, Inc.	1,413,786	0.2
64,500		Trinseo SA	4,327,950	0.6
151,692		Valvoline, Inc.	3,557,177	0.5
13,600	(2)	Venator Materials PLC	307,360	0.0
7,550		Worthington Industries, Inc.	347,300	0.0
			41,676,667	5.4

		Real Estate: 6.5%
7,877		American Campus Communities, Inc.	347,770	0.0
16,700		Armada Hoffler Properties, Inc.	230,627	0.0
259,200		Ashford Hospitality Trust, Inc.	1,728,864	0.2
41,400		Bluerock Residential Growth REIT, Inc.	457,884	0.1
15,900		Chatham Lodging Trust	338,988	0.0
14,100		Chesapeake Lodging Trust	380,277	0.1

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
1,900		CorEnergy Infrastructure Trust, Inc.	$67,165	0.0
11,900		Coresite Realty Corp.	1,331,610	0.2
49,421		Cousins Properties, Inc.	461,592	0.1
4,300		CyrusOne, Inc.	253,399	0.0
14,856		DCT Industrial Trust, Inc.	860,460	0.1
28,600		DiamondRock Hospitality Co.	313,170	0.0
9,200		Easterly Government Properties, Inc.	190,164	0.0
55,666		EastGroup Properties, Inc.	4,905,288	0.6
14,100		Education Realty Trust, Inc.	506,613	0.1
75,575		First Industrial Realty Trust, Inc.	2,274,052	0.3
45,900	(2)	Forestar Group, Inc.	810,961	0.1
5,500		Franklin Street Properties Corp.	58,410	0.0
138,050		Geo Group, Inc./The	3,713,545	0.5
32,400		Getty Realty Corp.	926,964	0.1
75,513		HFF, Inc.	2,987,294	0.4
12,800		Highwoods Properties, Inc.	666,752	0.1
9,500		Hudson Pacific Properties, Inc.	318,535	0.0
25,600	(2)	InfraREIT, Inc.	572,672	0.1
111,900		National Retail Properties, Inc.	4,661,754	0.6
12,400		New Senior Investment Group, Inc.	113,460	0.0
37,248		NexPoint Residential Trust, Inc.	883,895	0.1
155,061		Outfront Media, Inc.	3,904,436	0.5
6,315		Parkway, Inc.	145,434	0.0
62,700		Preferred Apartment Communities, Inc.	1,183,776	0.2
2,900		PS Business Parks, Inc.	387,150	0.1
40,700		Ramco-Gershenson Properties	529,507	0.1
97,407		Realogy Holdings Corp.	3,209,561	0.4
5,900	(1),(2)	Redfin Corp.	148,031	0.0
68,600		Retail Opportunity Investments Corp.	1,304,086	0.2
39,100		Rexford Industrial Realty, Inc.	1,119,042	0.1
211,515		RLJ Lodging Trust	4,653,330	0.6
85,100		Summit Hotel Properties, Inc.	1,360,749	0.2
4,500		Sun Communities, Inc.	385,560	0.1
66,303		Sunstone Hotel Investors, Inc.	1,065,489	0.1
2,900		Urban Edge Properties	69,948	0.0
39,700		Xenia Hotels & Resorts, Inc.	835,685	0.1
			50,663,949	6.5

		Telecommunication Services: 0.0%
12,800		IDT Corp.	180,224	0.0

		Utilities: 2.8%
83,600	(2)	Atlantic Power Corp.	204,820	0.0
4,100	(1)	Consolidated Water Co., Ltd.	52,480	0.0
25,600	(2)	Dynegy, Inc.	250,624	0.0
2,700		El Paso Electric Co.	149,175	0.0
9,900		Idacorp, Inc.	870,507	0.1
6,000		MGE Energy, Inc.	387,600	0.1
23,600		New Jersey Resources Corp.	994,740	0.1
79,983		NorthWestern Corp.	4,554,232	0.6
19,000		Ormat Technologies, Inc.	1,159,950	0.2
178,245		Portland General Electric Co.	8,135,102	1.1
21,900		Southwest Gas Holdings, Inc.	1,699,878	0.2
141,600	(1)	Spark Energy, Inc.	2,124,000	0.3
8,300		WGL Holdings, Inc.	698,860	0.1
			21,281,968	2.8

	Total Common Stock
	(Cost $568,722,957)		751,875,268	97.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.4%
	Securities Lending Collateral(3): 5.4%
9,985,692	Citigroup, Inc., Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $9,986,578, collateralized by various U.S. Government Agency Obligations, 1.898%-9.000%, Market Value plus accrued interest $10,185,406, due 12/01/17-06/01/51)	9,985,692	1.3
9,985,692	Daiwa Capital Markets, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $9,986,570, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $10,185,406, due 10/12/17-12/01/51)	9,985,692	1.3

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(3) (continued)
9,985,692	Nomura Securities, Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $9,986,578, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $10,185,406, due 11/15/17-08/20/67)	$9,985,692	1.3
4,314,126	Royal Bank of Scotland PLC, Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $4,314,498, collateralized by various U.S. Government Securities, 0.488%-3.500%, Market Value plus accrued interest $4,400,421, due 10/31/17-11/15/42)	4,314,126	0.5
7,772,476	State of Wisconsin Investment Board, Repurchase Agreement dated 09/29/17, 1.20%, due 10/02/17 (Repurchase Amount $7,773,243, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $7,942,168, due 01/15/19-02/15/46)	7,772,476	1.0
		42,043,678	5.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.0%
15,634,821	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930%
	(Cost $15,634,821)	15,634,821	2.0

	Total Short-Term Investments
	(Cost $57,678,499)	57,678,499	7.4

	Total Investments in Securities (Cost $626,401,456)	$809,553,767	104.4
	Liabilities in Excess of Other Assets	(33,915,880)	(4.4)
	Net Assets	$775,637,887	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2017.

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$92,771,417	$–	$–	$92,771,417
Consumer Staples	20,506,364	–	–	20,506,364
Energy	28,154,460	–	–	28,154,460
Financials	131,377,994	–	–	131,377,994
Health Care	101,773,705	–	–	101,773,705
Industrials	148,340,859	–	–	148,340,859
Information Technology	115,147,661	–	–	115,147,661
Materials	41,676,667	–	–	41,676,667
Real Estate	49,852,988	810,961	–	50,663,949
Telecommunication Services	180,224	–	–	180,224
Utilities	21,281,968	–	–	21,281,968
Total Common Stock	751,064,307	810,961	–	751,875,268
Short-Term Investments	15,634,821	42,043,678	–	57,678,499
Total Investments, at fair value	$766,699,128	$42,854,639	$–	$809,553,767
Other Financial Instruments+
Futures	55,840	–	–	55,840
Total Assets	$766,754,968	$42,854,639	$–	$809,609,607

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2017, the following futures contracts were outstanding for VY® JPMorgan Small Cap Core Equity Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	16	12/15/17	$1,194,320	$55,840
			$1,194,320	$55,840

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$55,840
Total Asset Derivatives		$55,840

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $629,359,982.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$204,963,222
Gross Unrealized Depreciation	(24,713,597)

Net Unrealized Appreciation	$180,249,625

VY® Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.9%
	France: 8.5%
93,258	L'Oreal S.A.	$19,774,654	4.8
110,102	Pernod Ricard SA	15,230,802	3.7
		35,005,456	8.5

	Germany: 4.9%
184,326	SAP SE	20,210,359	4.9

	Italy: 1.7%
945,052	Davide Campari-Milano SpA	6,865,007	1.7

	Netherlands: 1.2%
235,651	Relx NV	5,013,090	1.2

	Switzerland: 1.1%
54,580	Nestle S.A.	4,581,514	1.1

	United Kingdom: 28.9%
124,270	British American Tobacco PLC ADR	7,760,661	1.9
385,278	British American Tobacco PLC	24,119,811	5.9
418,424	Experian PLC	8,404,730	2.0
327,148	Reckitt Benckiser Group PLC	29,890,835	7.3
460,446	Relx PLC	10,105,071	2.4
665,476	Unilever PLC	38,517,273	9.4
		118,798,381	28.9

	United States: 51.6%
222,157	Accenture PLC	30,006,746	7.3
162,880	Altria Group, Inc.	10,329,850	2.5
88,032	Automatic Data Processing, Inc.	9,623,658	2.3
281,585	Coca-Cola Co.	12,674,141	3.1
49,314	Danaher Corp.	4,230,155	1.0
24,482	International Flavors & Fragrances, Inc.	3,498,723	0.9
43,066	Intuit, Inc.	6,121,401	1.5
401,846	Microsoft Corp.	29,933,509	7.3
34,566	Moody's Corp.	4,811,933	1.2
232,524	Nike, Inc.	12,056,369	2.9
167,680	Philip Morris International, Inc.	18,614,157	4.5
21,014	Time Warner, Inc.	2,152,884	0.5
362,325	Twenty-First Century Fox, Inc. - Class A	9,558,133	2.3
295,544	Twenty-First Century Fox, Inc. - Class B	7,622,080	1.9
188,346	Visa, Inc. - Class A	19,821,533	4.8
156,150	Walt Disney Co.	15,391,705	3.8
244,271	Zoetis, Inc.	15,574,719	3.8
		212,021,696	51.6

	Total Common Stock
	(Cost $320,055,071)	402,495,503	97.9

SHORT-TERM INVESTMENTS: 1.7%
	Mutual Funds: 1.7%
6,989,660	(1) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930%
	(Cost $6,989,660)	6,989,660	1.7

	Total Short-Term Investments
	(Cost $6,989,660)	6,989,660	1.7

	Total Investments in Securities (Cost $327,044,731)	$409,485,163	99.6
	Assets in Excess of Other Liabilities	1,535,923	0.4
	Net Assets	$411,021,086	100.0

ADR	American Depositary Receipt
(1)	Rate shown is the 7-day yield as of September 30, 2017.

Industry Diversification	Percentage of Net Assets
Cosmetics/Personal Care	14.2%
Software	13.7
Agriculture	12.9
Media	12.1
IT Services	9.6
Household Products/Wares	7.3
Diversified Financial Services	6.0
Beverages	5.4
Consumer Staples	5.0
Pharmaceuticals	3.8
Apparel	2.9
Commercial Services	2.0
Food Products	1.1
Healthcare-Products	1.0
Materials	0.9
Short-Term Investments	1.7
Assets in Excess of Other Liabilities	0.4
Net Assets	100.0%

VY® Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock
France	$–	$35,005,456	$–	$35,005,456
Germany	–	20,210,359	–	20,210,359
Italy	–	6,865,007	–	6,865,007
Netherlands	–	5,013,090	–	5,013,090
Switzerland	–	4,581,514	–	4,581,514
United Kingdom	7,760,661	111,037,720	–	118,798,381
United States	212,021,696	–	–	212,021,696
Total Common Stock	219,782,357	182,713,146	–	402,495,503
Short-Term Investments	6,989,660	–	–	6,989,660
Total Investments, at fair value	$226,772,017	$182,713,146	$–	$409,485,163

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $328,393,133.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$87,600,752
Gross Unrealized Depreciation	(5,930,731)

Net Unrealized Appreciation	$81,670,021

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 62.9%
		Consumer Discretionary: 9.7%
518,629		Adient plc	$43,559,650	0.7
106,282	(1)	Amazon.com, Inc.	102,174,201	1.6
2,387,659		Aramark	96,962,832	1.5
71,306	(1)	Autozone, Inc.	42,434,914	0.7
1,272,751		Comcast Corp. – Class A	48,975,458	0.8
191,627		Home Depot, Inc.	31,342,512	0.5
745,996	(1)	Liberty Global PLC - Class C	24,394,069	0.4
256,897		Lowe's Cos, Inc.	20,536,346	0.3
771,252	(2)	Magna International, Inc.	41,169,432	0.6
402,086	(1)	O'Reilly Automotive, Inc.	86,597,262	1.3
1,090,745		Yum! Brands, Inc.	80,289,739	1.3
			618,436,415	9.7

		Consumer Staples: 6.0%
530,004		British American Tobacco PLC	33,180,187	0.5
283,500		CVS Health Corp.	23,054,220	0.4
1,022,209		Dr Pepper Snapple Group, Inc.	90,434,830	1.4
1,305,057	(1)	Essity AB	35,581,130	0.6
214,876		Kraft Heinz Co.	16,663,634	0.2
982,272		Mondelez International, Inc.	39,939,179	0.6
218,868		PepsiCo, Inc.	24,388,461	0.4
990,354		Philip Morris International, Inc.	109,939,198	1.7
164,491		Tyson Foods, Inc.	11,588,391	0.2
			384,769,230	6.0

		Energy: 1.3%
1,632,300	(2)	Canadian Natural Resources Ltd.	54,665,727	0.8
563,045	(2)	Total S.A.	30,232,221	0.5
			84,897,948	1.3

		Financials: 7.5%
2,657,892		Bank of New York Mellon Corp.	140,921,434	2.2
2,134,600		Marsh & McLennan Cos., Inc.	178,900,826	2.8
520,622		PNC Financial Services Group, Inc.	70,164,227	1.1
522,861		State Street Corp.	49,954,140	0.8
600,500		Wells Fargo & Co.	33,117,575	0.5
43,617		Willis Towers Watson PLC	6,727,050	0.1
			479,785,252	7.5

		Health Care: 16.0%
2,441,329		Abbott Laboratories	130,269,315	2.0
364,597		Aetna, Inc.	57,974,569	0.9
162,700		Anthem, Inc.	30,893,476	0.5
666,835		Becton Dickinson & Co.	130,666,318	2.1
186,375	(1)	Biogen, Inc.	58,357,740	0.9
11,055	(1)	Bioverativ, Inc.	630,909	0.0
176,351		Cigna Corp.	32,967,056	0.5
1,578,172		Danaher Corp.	135,375,594	2.1
482,696		GlaxoSmithKline PLC	9,649,376	0.1
265,126		Humana, Inc.	64,592,647	1.0
1,749,217		PerkinElmer, Inc.	120,643,497	1.9
490,861	(2)	Perrigo Co. PLC	41,551,384	0.7
307,613		Thermo Fisher Scientific, Inc.	58,200,380	0.9
485,324		UnitedHealth Group, Inc.	95,050,705	1.5
872,645	(3)	Zoetis, Inc.	55,639,845	0.9
			1,022,462,811	16.0

		Industrials: 5.0%
345,655		Equifax, Inc.	36,635,973	0.6
579,501		Fortive Corp.	41,022,876	0.6
1,555,100		General Electric Co.	37,602,318	0.6
1,995,792		Johnson Controls International plc	80,410,460	1.3
47,297	(1)	Middleby Corp.	6,062,056	0.1
239,643		Pentair PLC	16,286,138	0.3
1,360,169		Relx PLC	29,850,632	0.5
187,984		Roper Technologies, Inc.	45,755,306	0.7
323,611		Waste Connections, Inc.	22,639,826	0.3
			316,265,585	5.0

		Information Technology: 13.5%
14,400	(1)	Alphabet, Inc. - Class A	14,021,568	0.2
143,182	(1)	Alphabet, Inc. - Class C	137,327,288	2.1
243,400		Apple, Inc.	37,512,808	0.6
973,244		Fidelity National Information Services, Inc.	90,891,257	1.4
1,331,631	(1)	Fiserv, Inc.	171,727,134	2.7
223,017		Intuit, Inc.	31,699,636	0.5
384,648	(3)	Mastercard, Inc. - Class A	54,312,298	0.9
1,765,600		Microsoft Corp.	131,519,544	2.1
814,408		Symantec Corp.	26,720,726	0.4
1,592,300		Visa, Inc. - Class A	167,573,652	2.6
			863,305,911	13.5

		Materials: 0.6%
964,783	(2)	Ball Corp.	39,845,538	0.6

		Real Estate: 1.2%
242,748		American Tower Corp.	33,178,797	0.5
313,921	(1)	SBA Communications Corp.	45,220,320	0.7
			78,399,117	1.2

		Utilities: 2.1%
134,400		DTE Energy Co.	14,429,184	0.3
1,701,551		PG&E Corp.	115,858,608	1.8
			130,287,792	2.1

	Total Common Stock
	(Cost $3,272,225,954)		4,018,455,599	62.9

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 3.5%
		Financials: 0.5%
250,000	(1),(4)	Charles Schwab Corp. - Series C	$6,785,000	0.1
23,000	(1),(4)	Charles Schwab Corp. - Series D	624,220	0.0
97,725	(1),(2),(4)	State Street Corp. - Series E	2,606,326	0.1
166,000	(1),(2),(4)	US Bancorp - Series G	4,838,900	0.1
10,563	(1)	Wells Fargo & Co.	13,890,345	0.2
			28,744,791	0.5

		Health Care: 1.0%
1,107,035	(1)	Becton Dickinson and Co.	61,174,754	1.0

		Real Estate: 0.9%
297,065	(1)	American Tower Corp.	36,223,363	0.5
22,373	(1)	Crown Castle International Corp.	23,894,364	0.4
			60,117,727	0.9

		Utilities: 1.1%
165,000	(1),(4)	Alabama Power Co.	4,255,350	0.1
471,684	(1),(2)	DTE Energy Co.	25,683,194	0.4
192,073	(1)	NextEra Energy, Inc.	10,617,795	0.2
29,790	(1),(2),(4)	SCE Trust II	748,325	0.0
324,305	(1),(4)	SCE Trust III	8,947,575	0.1
540,000	(1),(2),(4)	SCE Trust IV	14,671,800	0.2
175,000	(1),(4)	SCE Trust V	4,882,500	0.1
125,000	(1),(2),(4)	SCE Trust VI	3,172,500	0.0
			72,979,039	1.1

	Total Preferred Stock
	(Cost $201,286,537)		223,016,311	3.5

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 17.1%
		Basic Materials: 0.1%
6,130,000		Cytec Industries, Inc., 3.950%, 05/01/25	6,303,931	0.1

		Communications: 3.0%
2,122,000	(5)	Altice US Finance I Corp., 5.375%, 07/15/23	2,249,320	0.0
7,190,000		Amazon.com, Inc., 2.600%, 12/05/19	7,327,344	0.1
9,075,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	9,392,625	0.2
2,162,000	(5)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/23	2,256,587	0.0
7,055,000	(5)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/28	7,090,275	0.1
3,546,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 03/15/21	3,654,596	0.1
12,975,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 09/30/22	13,396,687	0.2
7,425,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 01/15/24	7,731,281	0.1
6,575,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 09/01/23	6,838,000	0.1
4,600,000	(5)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 04/01/24	4,893,250	0.1
7,198,000	(5)	Cequel Communications Holdings I LLC / Cequel Capital Corp., 6.375%, 09/15/20	7,368,952	0.1
2,725,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/20	2,798,739	0.0
2,500,000		Lamar Media Corp., 5.875%, 02/01/22	2,581,250	0.0
6,600,000		Level 3 Financing, Inc., 5.375%, 08/15/22	6,813,246	0.1
5,600,000		Level 3 Financing, Inc., 5.625%, 02/01/23	5,785,808	0.1
16,075,000	(2),(5)	Netflix, Inc., 4.375%, 11/15/26	16,170,486	0.3
1,480,000		Netflix, Inc., 5.875%, 02/15/25	1,622,450	0.0
6,915,000	(5)	Sirius XM Radio, Inc., 6.000%, 07/15/24	7,459,556	0.1
3,550,000		T-Mobile USA, Inc., 6.836%, 04/28/23	3,758,563	0.1
11,550,000	(5)	Unitymedia GmbH, 6.125%, 01/15/25	12,372,938	0.2
22,288,500	(5)	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.500%, 01/15/23	23,068,598	0.4
7,275,000		Verizon Communications, Inc., 2.321%, (US0003M + 1.000%), 03/16/22	7,385,007	0.1
7,275,000		Verizon Communications, Inc., 3.125%, 03/16/22	7,461,381	0.1
4,550,000	(5)	Virgin Media Finance PLC, 6.000%, 10/15/24	4,800,250	0.1
6,200,000	(5)	Virgin Media Secured Finance PLC, 5.250%, 01/15/26	6,479,000	0.1

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
9,700,000	(5)	Ziggo Secured Finance BV, 5.500%, 01/15/27	$9,963,743	0.2
			190,719,932	3.0

		Consumer, Cyclical: 2.8%
18,165,000	(5)	Aramark Services, Inc., 5.000%, 04/01/25	19,481,962	0.3
665,000		AutoZone, Inc., 1.625%, 04/21/19	661,549	0.0
2,895,000		AutoZone, Inc., 2.500%, 04/15/21	2,895,342	0.1
2,210,000	(5)	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.375%, 04/15/27	2,326,025	0.0
4,805,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/24	5,075,281	0.1
3,128,173		Continental Airlines, Inc., 4.150%, 10/11/25	3,300,223	0.1
615,400		Continental Airlines, Inc., 6.250%, 10/11/21	651,554	0.0
1,291,960		Continental Airlines, Inc., 7.250%, 11/10/19	1,422,771	0.0
859,143		Delta Air Lines, 5.300%, 10/15/20	897,804	0.0
836,297		Delta Air Lines, 7.750%, 06/17/21	922,018	0.0
12,775,000		Dollar Tree, Inc., 5.750%, 03/01/23	13,536,390	0.2
5,050,000		Ford Motor Credit Co. LLC, 2.375%, 03/12/19	5,076,387	0.1
10,350,000		Ford Motor Credit Co. LLC, 2.597%, 11/04/19	10,441,649	0.2
2,475,000		Hilton Domestic Operating Co., Inc., 4.250%, 09/01/24	2,530,687	0.0
19,850,000	(5)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 06/01/27	20,495,125	0.3
5,020,000	(5)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.250%, 06/01/26	5,333,750	0.1
3,555,000	(5)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.000%, 06/01/24	3,754,969	0.1
11,735,000		L Brands, Inc., 8.500%, 06/15/19	12,952,506	0.2
870,000		McDonald's Corp., 2.100%, 12/07/18	874,290	0.0
19,275,000	(2),(5)	Tesla, Inc., 5.300%, 08/15/25	18,871,189	0.3
2,563,923		US Airways 2010-1 Class A Pass Through Trust, 6.250%, 10/22/24	2,890,823	0.1
476,181		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/26	510,704	0.0
765,683		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/22	847,343	0.0
2,750,950		US Airways 2013-1 Class A Pass Through Trust, 3.950%, 05/15/27	2,878,319	0.0
860,577		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/23	917,590	0.0
14,470,000		Yum! Brands, Inc., 3.750%, 11/01/21	14,958,362	0.2
6,725,000		Yum! Brands, Inc., 3.875%, 11/01/20	6,965,419	0.1
6,260,000		Yum! Brands, Inc., 3.875%, 11/01/23	6,281,221	0.1
2,620,000		Yum! Brands, Inc., 5.350%, 11/01/43	2,475,900	0.0
2,835,000		Yum! Brands, Inc., 5.300%, 09/15/19	2,994,469	0.1
3,780,000		Yum! Brands, Inc., 6.875%, 11/15/37	4,172,175	0.1
			177,393,796	2.8

		Consumer, Non-cyclical: 3.7%
5,025,000		Anheuser-Busch InBev Finance, Inc., 1.900%, 02/01/19	5,039,214	0.1
6,410,000		Anheuser-Busch InBev Finance, Inc., 2.571%, (US0003M + 1.260%), 02/01/21	6,628,286	0.1
2,925,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	2,974,086	0.0
3,650,000		Anheuser-Busch InBev Finance, Inc., 3.300%, 02/01/23	3,787,498	0.1
5,460,000		B&G Foods, Inc., 4.625%, 06/01/21	5,576,025	0.1
3,315,000		Becton Dickinson & Co., 2.675%, 12/15/19	3,356,141	0.1
6,185,000		Becton Dickinson and Co., 2.346%, (US0003M + 1.030%), 06/06/22	6,222,691	0.1
6,345,000		Becton Dickinson and Co., 3.363%, 06/06/24	6,410,975	0.1
8,050,000		Centene Corp., 4.750%, 01/15/25	8,372,000	0.1
8,282,000		Centene Corp., 4.750%, 05/15/22	8,685,747	0.1
19,569,000		Centene Corp., 5.625%, 02/15/21	20,404,596	0.3
12,725,000		Centene Corp., 6.125%, 02/15/24	13,790,719	0.2
3,920,000		Ecolab, Inc., 2.000%, 01/14/19	3,936,762	0.1

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,297,000	(5)	Fresenius Medical Care US Finance, Inc., 5.750%, 02/15/21	$1,425,853	0.0
3,000,000		HCA, Inc., 3.750%, 03/15/19	3,071,250	0.1
6,285,000		HCA, Inc., 4.250%, 10/15/19	6,520,687	0.1
33,490,000		HCA, Inc., 6.500%, 02/15/20	36,545,962	0.6
15,390,000	(5)	Hologic, Inc., 5.250%, 07/15/22	16,217,213	0.3
7,695,000	(5)	IHS Markit Ltd., 5.000%, 11/01/22	8,329,838	0.1
2,315,000		Kroger Co., 2.000%, 01/15/19	2,319,581	0.0
7,250,000		Medtronic Global Holdings SCA, 1.700%, 03/28/19	7,247,076	0.1
4,145,000		Medtronic Global Holdings SCA, 3.350%, 04/01/27	4,263,823	0.1
4,860,000		Medtronic, Inc., 2.500%, 03/15/20	4,934,488	0.1
3,890,000		Philip Morris International, Inc., 1.736%, (US0003M + 0.420%), 02/21/20	3,907,322	0.1
5,820,000		Philip Morris International, Inc., 2.000%, 02/21/20	5,828,079	0.1
7,270,000		Philip Morris International, Inc., 2.625%, 02/18/22	7,333,892	0.1
6,950,000	(5)	Reckitt Benckiser Treasury Services PLC, 1.888%, (US0003M + 0.560%), 06/24/22	6,980,306	0.1
7,145,000		Service Corp. International/US, 5.375%, 05/15/24	7,618,356	0.1
2,100,000		Spectrum Brands, Inc., 6.125%, 12/15/24	2,260,125	0.0
4,605,000		Spectrum Brands, Inc., 6.625%, 11/15/22	4,812,225	0.1
1,850,000		Teleflex, Inc., 4.875%, 06/01/26	1,928,625	0.0
5,500,000		Thermo Fisher Scientific, Inc., 3.200%, 08/15/27	5,423,323	0.1
1,025,000	(5)	TreeHouse Foods, Inc., 6.000%, 02/15/24	1,100,594	0.0
880,000	(5)	Universal Health Services, Inc., 3.750%, 08/01/19	903,100	0.0
			234,156,458	3.7

		Energy: 1.3%
7,812,000		Concho Resources, Inc., 5.500%, 10/01/22	8,036,204	0.1
20,850,000		Concho Resources, Inc., 5.500%, 04/01/23	21,442,140	0.3
2,250,000		Diamondback Energy, Inc., 4.750%, 11/01/24	2,306,250	0.0
3,645,000		EQT Corp., 8.125%, 06/01/19	4,000,890	0.1
5,450,000		Matador Resources Co., 6.875%, 04/15/23	5,797,437	0.1
6,355,000		Range Resources Corp., 4.875%, 05/15/25	6,291,450	0.1
11,600,000	(5)	Range Resources Corp., 5.000%, 03/15/23	11,571,000	0.2
2,920,000	(5)	Range Resources Corp., 5.000%, 08/15/22	2,930,950	0.0
10,335,000		Shell International Finance BV, 1.759%, (US0003M + 0.450%), 05/11/20	10,427,397	0.2
4,245,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.250%, 11/15/23	4,229,081	0.1
4,055,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.250%, 05/01/23	4,146,238	0.1
670,000		Targe Resources Partners, 4.125%, 11/15/19	677,538	0.0
			81,856,575	1.3

		Financial: 2.7%
6,135,000		American Tower Corp., 3.300%, 02/15/21	6,289,929	0.1
6,150,000		Bank of New York Mellon Corp., 4.625%, 12/29/49	6,289,605	0.1
8,750,000		Bank of New York Mellon Corp., 4.950%, 12/20/65	9,094,531	0.1
2,800,000		CBRE Services, Inc., 5.000%, 03/15/23	2,901,535	0.1
12,532,000		Crown Castle International Corp., 4.875%, 04/15/22	13,652,137	0.2
20,700,000		Crown Castle International Corp., 5.250%, 01/15/23	22,934,430	0.4
16,721,000	(5)	HUB International Ltd, 7.875%, 10/01/21	17,431,642	0.3
5,025,000	(5)	Iron Mountain, Inc., 4.375%, 06/01/21	5,209,870	0.1
11,385,000		Iron Mountain, Inc., 5.750%, 08/15/24	11,797,706	0.2
1,950,000		Iron Mountain, Inc., 6.000%, 08/15/23	2,074,312	0.0
2,170,000		Marsh & McLennan Cos, Inc., 2.350%, 03/06/20	2,184,780	0.0
2,690,000		Marsh & McLennan Cos, Inc., 2.750%, 01/30/22	2,718,096	0.0

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,115,000		Marsh & McLennan Cos, Inc., 3.300%, 03/14/23	$1,154,279	0.0
12,605,000		PNC Financial Services Group, Inc./The, 5.000%, 12/29/49	13,235,250	0.2
16,970,000		SBA Communications Corp., 4.875%, 07/15/22	17,563,950	0.3
19,960,000		SBA Communications Corp., 4.875%, 09/01/24	20,583,750	0.3
6,640,000		State Street Corp., 5.250%, 12/29/49	7,005,200	0.1
4,200,000		Trinity Acquisition PLC, 4.400%, 03/15/26	4,458,988	0.1
4,935,000		US Bancorp, 5.300%, 12/31/49	5,391,488	0.1
			171,971,478	2.7

		Industrial: 1.0%
5,680,000		3M Co., 2.250%, 03/15/23	5,680,377	0.1
7,100,000		3M Co., 2.875%, 10/15/27	7,070,413	0.1
4,335,000		Amphenol Corp., 2.200%, 04/01/20	4,342,940	0.1
2,165,000		Amphenol Corp., 3.200%, 04/01/24	2,197,413	0.0
5,085,000		Burlington Northern Santa Fe LLC, 3.250%, 06/15/27	5,215,822	0.1
2,190,000		Caterpillar Financial Services Corp., 2.250%, 12/01/19	2,206,231	0.0
625,000		Fortive Corp., 1.800%, 06/15/19	624,620	0.0
1,500,000		Lennox International, Inc., 3.000%, 11/15/23	1,503,856	0.0
1,250,000	(5)	Moog, Inc., 5.250%, 12/01/22	1,310,612	0.0
8,525,000	(5)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 4.804%, (US0003M + 3.500%), 07/15/21	8,716,813	0.2
4,615,000	(5)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/23	4,821,983	0.1
18,100,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	18,440,280	0.3
1,247,661		Reynolds Group Issuer, Inc., 6.875%, 02/15/21	1,280,412	0.0
775,000		Welbilt, Inc., 9.500%, 02/15/24	894,156	0.0
1,185,000		Xylem, Inc./NY, 3.250%, 11/01/26	1,185,166	0.0
850,000		Xylem, Inc./NY, 4.875%, 10/01/21	926,239	0.0
			66,417,333	1.0

		Technology: 1.4%
18,405,000	(2)	Apple, Inc., 1.500%, 09/12/19	18,374,358	0.3
6,840,000		Fiserv, Inc., 2.700%, 06/01/20	6,922,210	0.1
53,430,000		Microsoft Corp., 3.300%, 02/06/27	55,445,344	0.9
5,915,000	(5)	MSCI, Inc., 5.250%, 11/15/24	6,329,050	0.1
2,735,000	(5)	MSCI, Inc., 5.750%, 08/15/25	2,998,244	0.0
1,050,000	(5)	NXP BV / NXP Funding LLC, 4.125%, 06/15/20	1,101,187	0.0
			91,170,393	1.4

		Utilities: 1.1%
4,270,000		Berkshire Hathaway Energy Co., 2.400%, 02/01/20	4,311,227	0.1
970,000		CMS Energy Corp., 8.750%, 06/15/19	1,076,561	0.0
865,000		Dominion Energy, Inc., 2.962%, 07/01/19	877,710	0.0
14,375,000		DTE Energy Co., 3.800%, 03/15/27	14,828,857	0.2
7,250,000		Edison International, 2.125%, 04/15/20	7,253,227	0.1
10,970,000		NiSource Finance Corp., 3.490%, 05/15/27	11,121,146	0.2
7,555,000		NiSource Finance Corp., 4.375%, 05/15/47	7,968,447	0.1
2,870,000		NSTAR Electric Co., 3.200%, 05/15/27	2,890,678	0.0
7,285,000		Pacific Gas & Electric Co., 3.300%, 03/15/27	7,417,363	0.1
4,000,000		Southern California Gas Co., 3.200%, 06/15/25	4,061,178	0.1
3,210,000		Southern Co/The, 1.850%, 07/01/19	3,209,391	0.1
2,445,000		Virginia Electric & Power Co., 3.150%, 01/15/26	2,474,174	0.0
5,095,000		Virginia Electric & Power Co., 3.500%, 03/15/27	5,291,806	0.1
			72,781,765	1.1

	Total Corporate Bonds/Notes
	(Cost $1,069,123,699)		1,092,771,661	17.1

ASSET-BACKED SECURITIES: 0.2%
		Other Asset-Backed Securities: 0.2%
2,647,125	(5)	DB Master Finance LLC 2015-1 A2I, 3.262%, 02/20/45	2,657,101	0.0
6,251,850	(5)	Taco Bell Funding 2016-1A A2I, 3.832%, 05/25/46	6,387,206	0.1

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
3,934,700	(5) Wendys Funding LLC 2015-1A A2I, 3.371%, 06/15/45	$3,980,832	0.1

	Total Asset-Backed Securities
	(Cost $12,833,675)	13,025,139	0.2

BANK LOANS: 1.3%
	Communications: 0.1%
3,137,056	Charter Communications Operating LLC Term Loan E, 3.240%, (US0003M + 2.000%), 07/01/20	3,151,026	0.1
2,021,420	Charter Communications Operating LLC Term Loan F, 3.240%, (US0003M + 2.000%), 01/03/21	2,029,281	0.0
		5,180,307	0.1

	Consumer, Cyclical: 0.0%
525,000	Dollar Tree, Inc. - TL B2 1L, 4.250%, 07/06/22	533,641	0.0
461,029	Kasima LLC - Term Loan B, 3.840%, (US0003M + 2.500%), 05/17/21	464,679	0.0
		998,320	0.0

	Consumer, Non-cyclical: 0.3%
14,586,700	Change Healthcare Holdings LLC - TL B 1L, 3.985%, (US0003M + 2.750%), 03/01/24	14,635,930	0.2
5,000,000	Global Payments, Inc. - TL A 1L, 3.063%, (US0003M + 1.750%), 05/02/22	5,001,040	0.1
675,638	Prestige Brands, Inc. Term Loan B4, 3.985%, (US0003M + 2.750%), 01/26/24	679,596	0.0
		20,316,566	0.3

	Energy: 0.1%
7,157,063	Eagleclaw TL 1L, 5.522%, (US0003M + 4.250%), 06/24/24	7,225,649	0.1

	Financial: 0.6%
35,428,978	HUB International Ltd., 4.312%, (US0003M + 3.250%), 10/02/20	35,692,570	0.5
4,260,000	Vantiv LLC, 3.559%, (US0003M + 2.250%), 09/20/22	4,254,675	0.1
		39,947,245	0.6

	Industrial: 0.1%
8,421,667	Manitowoc Foodservice, Inc. Term Loan B, 3.985%, (US0003M + 3.000%), 03/04/23	8,482,092	0.1

	Insurance: 0.1%
3,550,000	Hub International Limited Term Loan B, 4.312%, (US0003M + 3.000%), 10/02/20	3,576,412	0.1

	Technology: 0.0%
1,170,000	Fiserv, Inc. TL, 2.489%, (US0003M + 1.250%), 10/25/18	1,164,150	0.0

	Total Bank Loans
	(Cost $85,638,781)	86,890,741	1.3

	Value	Percentage of Net Assets
PURCHASED OPTIONS (6): 0.1%
Total Purchased Options
(Cost $3,543,568)	4,141,550	0.1

Total Long-Term Investments
(Cost $4,644,652,214)	5,438,301,001	85.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 16.4%
	Corporate Bonds/Notes: 2.6%
1,935,000	Canadian Natural Resources Ltd., 1.750%, 01/15/18	1,936,507	0.0
3,600,000	Caterpillar Financial Services Corp., 1.250%, 11/06/17	3,599,482	0.1
8,925,000	Chevron Corp., 1.365%, 03/02/18	8,924,559	0.1
9,950,000	CNH Industrial Capital LLC, 3.625%, 04/15/18	10,040,048	0.2
3,525,000	CNH Industrial Capital LLC, 3.875%, 07/16/18	3,573,469	0.1
2,670,000	DISH DBS Corp., 4.250%, 04/01/18	2,696,700	0.0
3,735,000	Eli Lilly & Co., 1.250%, 03/01/18	3,732,810	0.1
275,000	Enbridge Energy Partners L.P., 6.500%, 04/15/18	281,861	0.0
3,745,000	EQT Corp., 6.500%, 04/01/18	3,824,683	0.1
4,250,000	Ford Motor Credit Co. LLC, 1.724%, 12/06/17	4,250,484	0.1
12,600,000	Ford Motor Credit Co. LLC, 1.886%, 12/06/17	12,607,380	0.2
3,855,000	Ford Motor Credit Co. LLC, 2.145%, 01/09/18	3,860,076	0.1

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Corporate Bonds/Notes (continued)
1,975,000		Ford Motor Credit Co. LLC, 5.000%, 05/15/18	$2,014,254	0.0
1,765,000		Harris Corp., 1.999%, 04/27/18	1,768,299	0.0
2,190,000		Johnson & Johnson, 1.125%, 11/21/17	2,189,531	0.0
5,805,000		Medtronic, Inc., 1.500%, 03/15/18	5,805,501	0.1
35,133,000	(5)	NXP BV / NXP Funding LLC, 3.750%, 06/01/18	35,572,163	0.6
1,640,000		PepsiCo, Inc., 1.250%, 04/30/18	1,638,809	0.0
15,000,000		Pfizer, Inc., 1.200%, 06/01/18	14,983,190	0.2
175,000		Regions Bank/Birmingham AL, 7.500%, 05/15/18	181,075	0.0
7,000,000		Southern Co/The, 1.550%, 07/01/18	6,994,891	0.1
9,100,000		Time Warner Cable LLC, 6.750%, 07/01/18	9,424,491	0.1
2,680,000		UnitedHealth Group, Inc., 1.400%, 12/15/17	2,679,705	0.0
18,565,000		Visa, Inc., 1.200%, 12/14/17	18,571,950	0.3
5,510,000		Yum! Brands, Inc., 6.250%, 03/15/18	5,620,200	0.1
			166,772,118	2.6

		Securities Lending Collateral(7): 0.8%
12,166,281		Daiwa Capital Markets, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $12,167,351, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $12,409,607, due 10/12/17-12/01/51)	12,166,281	0.2
12,166,281		Mizuho Securities USA LLC, Repurchase Agreement dated 09/29/17, 1.06%, due 10/02/17 (Repurchase Amount $12,167,341, collateralized by various U.S. Government Agency Obligations, 3.500%-4.000%, Market Value plus accrued interest $12,409,607, due 09/01/47-08/01/56)	12,166,281	0.2
12,166,281		Nomura Securities, Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $12,167,361, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $12,409,607, due 11/15/17-08/20/67)	12,166,281	0.2
5,110,241		Royal Bank of Scotland PLC, Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $5,110,682, collateralized by various U.S. Government Securities, 0.488%-3.500%, Market Value plus accrued interest $5,212,461, due 10/31/17-11/15/42)	5,110,241	0.1
9,615,987		State of Wisconsin Investment Board, Repurchase Agreement dated 09/29/17, 1.20%, due 10/02/17 (Repurchase Amount $9,616,935, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $9,825,928, due 01/15/19-02/15/46)	9,615,987	0.1
			51,225,071	0.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 13.0%
827,149,058	(8) T. Rowe Price Reserve Investment Fund, 1.070%
	(Cost $827,149,058)	827,149,058	13.0

	Total Short-Term Investments
	(Cost $1,044,629,191)	1,045,146,247	16.4

	Total Investments in Securities (Cost $5,689,281,405)	$6,483,447,248	101.5
	Liabilities in Excess of Other Assets	(96,362,394)	(1.5)
	Net Assets	$6,387,084,854	100.0

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of this security is pledged to cover open written call options at September 30, 2017.
(4)	Preferred Stock may be called prior to convertible date.
(5)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(6)	The tables below the Portfolio of Investments detail open purchased options which are non-income producing securities.
(7)	Represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of September 30, 2017.

Reference Rate Abbreviations:
US0003M	3-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$618,436,415	$–	$–	$618,436,415
Consumer Staples	316,007,913	68,761,317	–	384,769,230
Energy	54,665,727	30,232,221	–	84,897,948
Financials	479,785,252	–	–	479,785,252
Health Care	1,012,813,435	9,649,376	–	1,022,462,811
Industrials	286,414,953	29,850,632	–	316,265,585
Information Technology	863,305,911	–	–	863,305,911
Materials	39,845,538	–	–	39,845,538
Real Estate	78,399,117	–	–	78,399,117
Utilities	130,287,792	–	–	130,287,792
Total Common Stock	3,879,962,053	138,493,546	–	4,018,455,599
Preferred Stock	166,614,428	56,401,883	–	223,016,311
Purchased Options	–	4,141,550	–	4,141,550
Corporate Bonds/Notes	–	1,092,771,661	–	1,092,771,661
Bank Loans	–	86,890,741	–	86,890,741
Asset-Backed Securities	–	13,025,139	–	13,025,139
Short-Term Investments	827,149,058	217,997,189	–	1,045,146,247
Total Investments, at fair value	$4,873,725,539	$1,609,721,709	$–	$6,483,447,248
Liabilities Table
Other Financial Instruments+
Written Options	$(291,005)	$(37,376,249)	$–	$(37,667,254)
Total Liabilities	$(291,005)	$(37,376,249)	$–	$(37,667,254)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2017, the following OTC purchased equity options were outstanding for VY® T. Rowe Price Capital Appreciation Portfolio:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Cost	Fair Value

Altria Group, Inc.	Citigroup Global Markets	Call	03/16/18	65.000	USD	284	1,801,128	$59,072	$72,136
Altria Group, Inc.	Citigroup Global Markets	Call	06/15/18	67.500	USD	284	1,801,128	57,100	66,030
AT&T, Inc.	Goldman Sachs & Co.	Call	04/20/18	39.000	USD	2,839	11,120,363	326,600	454,240
AT&T, Inc.	Goldman Sachs & Co.	Call	06/15/18	40.000	USD	2,839	11,120,363	298,639	397,460
Comcast Corp. - Class A	Credit Suisse Securities (USA) LLC	Call	06/15/18	40.000	USD	1,418	5,456,464	266,584	284,309
Consumer Discretionary Select Sector SPDR Fund	JPMorgan Chase Bank N.A.	Call	03/16/18	95.000	USD	2,271	20,457,168	266,417	240,726
Consumer Discretionary Select Sector SPDR Fund	JPMorgan Chase Bank N.A.	Call	06/15/18	95.000	USD	2,271	20,457,168	487,715	449,658
CVS Health Corp.	Citigroup Global Markets	Call	05/18/18	85.000	USD	284	2,309,488	123,994	91,590
Dr Pepper Snapple Group, Inc.	Citigroup Global Markets	Call	05/18/18	92.500	USD	142	1,256,274	36,636	36,920
Dr Pepper Snapple Group, Inc.	Citigroup Global Markets	Call	05/18/18	95.000	USD	142	1,256,274	26,896	29,465
Financial Select Sector SPDR Fund	Goldman Sachs & Co.	Call	03/16/18	26.000	USD	4,259	11,013,774	272,576	434,418
Financial Select Sector SPDR Fund	Goldman Sachs & Co.	Call	06/15/18	26.000	USD	4,258	11,011,188	408,768	566,314
Genuine Parts Company	Citigroup Global Markets	Call	05/18/18	90.000	USD	142	1,358,230	57,119	124,250
J.M. Smucker Company	Credit Suisse Securities (USA) LLC	Call	04/20/18	115.000	USD	284	2,980,012	117,912	57,084
Kraft Heinz Co.	Credit Suisse Securities (USA) LLC	Call	04/20/18	85.000	USD	568	4,404,840	134,528	71,000
O'Reilly Automotive, Inc.	Credit Suisse Securities (USA) LLC	Call	05/18/18	220.000	USD	107	2,304,459	194,318	197,950
Synchcrony Financial	Citigroup Global Markets	Call	03/16/18	31.000	USD	284	881,820	42,396	63,900
SYSCO Corporation	Citigroup Global Markets	Call	05/18/18	55.000	USD	142	766,090	34,506	31,240
Verizon Communications, Inc.	Citigroup Global Markets	Call	04/20/18	50.000	USD	819	4,053,231	104,932	130,221
Verizon Communications, Inc.	Citigroup Global Markets	Call	06/15/18	50.000	USD	819	4,053,231	124,041	171,171
Wells Fargo & Co.	Credit Suisse Securities (USA) LLC	Call	05/20/18	55.000	USD	258	1,422,870	49,201	81,168
Wells Fargo & Co.	Credit Suisse Securities (USA) LLC	Call	06/15/18	55.000	USD	258	1,422,870	53,618	90,300
								$3,543,568	$4,141,550

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

At September 30, 2017, the following exchange-traded written options were outstanding for VY® T. Rowe Price Capital Appreciation Portfolio:

Description	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Premiums Received	Fair Value
Mastercard, Inc. - Class A	Call	01/19/18	120.00	USD	94	1,327,280	$45,478	$(207,505)
Mastercard, Inc. - Class A	Call	01/19/18	125.00	USD	45	635,400	15,657	(79,537)
Mastercard, Inc. - Class A	Call	01/19/18	130.00	USD	3	42,360	703	(3,963)
							$61,838	$(291,005)

At September 30, 2017, the following OTC written equity options were outstanding for VY® T. Rowe Price Capital Appreciation Portfolio:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Premiums Received	Fair Value

Alphabet, Inc. - Class C	Citigroup Global Markets	Call	01/19/18	840.000	USD	69	6,617,859	$296,218	$(887,340)
Alphabet, Inc. - Class C	Citigroup Global Markets	Call	01/19/18	860.000	USD	69	6,617,859	249,018	(785,220)
Alphabet, Inc. - Class C	Citigroup Global Markets	Call	01/19/18	880.000	USD	201	19,278,111	695,889	(1,939,650)
Alphabet, Inc. - Class C	Citigroup Global Markets	Call	01/19/18	900.000	USD	332	31,842,452	1,071,526	(2,677,912)
Alphabet, Inc. - Class C	Citigroup Global Markets	Call	01/19/18	920.000	USD	247	23,690,017	693,232	(1,626,001)
Alphabet, Inc. - Class C	Citigroup Global Markets	Call	01/19/18	920.000	USD	74	7,097,414	227,698	(487,142)
Alphabet, Inc. - Class C	Citigroup Global Markets	Call	01/19/18	940.000	USD	221	21,196,331	532,474	(1,184,339)
Alphabet, Inc. - Class C	Citigroup Global Markets	Call	01/19/18	940.000	USD	74	7,097,414	187,368	(396,566)
Amazon.com, Inc.	Deutsche Bank AG	Call	01/19/18	1,000.000	USD	184	17,688,840	876,177	(653,200)
Amazon.com, Inc.	Deutsche Bank AG	Call	01/19/18	1,080.000	USD	127	12,209,145	596,106	(175,641)
Amazon.com, Inc.	Deutsche Bank AG	Call	01/19/18	1,100.000	USD	128	12,305,280	520,762	(134,400)
Amazon.com, Inc.	Deutsche Bank AG	Call	01/19/18	950.000	USD	297	28,552,095	1,427,571	(1,743,390)
American Tower Corp.	Citigroup Global Markets	Call	01/19/18	115.000	USD	575	7,859,100	219,650	(1,316,750)
American Tower Corp.	Citigroup Global Markets	Call	01/19/18	120.000	USD	575	7,859,100	156,400	(1,021,200)
Apple, Inc.	Citigroup Global Markets	Call	01/19/18	175.000	USD	918	14,148,216	321,621	(160,650)
Apple, Inc.	Citigroup Global Markets	Call	01/19/18	180.000	USD	919	14,163,628	239,556	(105,685)
Biogen, Inc.	Citigroup Global Markets	Call	01/19/18	350.000	USD	221	6,919,952	243,277	(370,175)
Danaher Corp.	Deutsche Bank AG	Call	01/19/18	90.000	USD	3,825	32,810,850	744,604	(420,750)
PNC Financial Services Group, Inc.	Credit Suisse Securities (USA) LLC	Call	01/19/18	135.000	USD	1,747	23,544,319	779,373	(899,705)
UnitedHealth Group, Inc.	RBC Capital Markets	Call	01/19/18	180.000	USD	1,522	29,808,370	826,655	(2,789,826)
Visa, Inc. - Class A	Citigroup Global Markets	Call	01/18/18	105.000	USD	331	3,483,444	204,252	(339,275)
Visa, Inc. - Class A	Citigroup Global Markets	Call	01/19/18	105.000	USD	1,575	16,575,300	298,725	(669,375)
Visa, Inc. - Class A	Citigroup Global Markets	Call	01/18/18	110.000	USD	331	3,483,444	150,994	(263,145)
Visa, Inc. - Class A	Citigroup Global Markets	Call	01/18/18	115.000	USD	331	3,483,444	108,607	(189,994)
Visa, Inc. - Class A	Citigroup Global Markets	Call	01/19/18	90.000	USD	2,811	29,582,964	1,066,752	(4,497,600)
Visa, Inc. - Class A	Citigroup Global Markets	Call	01/19/18	95.000	USD	5,290	55,671,960	1,517,421	(5,924,800)
Wells Fargo & Co.	JPMorgan Chase Bank N.A.	Call	01/19/18	85.000	USD	2,772	15,287,580	415,800	(33,264)
Zoetis, Inc.	Deutsche Bank AG	Call	01/19/18	62.500	USD	1,307	8,333,432	283,619	(405,170)
Zoetis, Inc.	Deutsche Bank AG	Call	01/19/18	65.000	USD	1,307	8,333,432	167,779	(228,725)
Zoetis, Inc.	Goldman Sachs & Co.	Call	01/19/18	60.000	USD	4,143	26,415,768	1,004,635	(1,996,926)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Premiums Received	Fair Value
Zoetis, Inc.	Goldman Sachs & Co.	Call	01/19/18	62.500	USD	1,345	8,575,720	$223,721	$(416,950)

Bank of New York Mellon Corp.	Citigroup Global Markets	Call	01/18/19	55.000	USD	1,502	7,963,604	532,858	(582,025)
Bank of New York Mellon Corp.	Citigroup Global Markets	Call	01/18/19	60.000	USD	1,502	7,963,604	285,378	(319,175)
Mastercard, Inc.- Class A	Goldman Sachs & Co.	Call	01/19/18	140.000	USD	1,426	20,135,120	345,092	(876,990)
PNC Financial Services Group, Inc.	Credit Suisse Securities (USA) LLC	Call	01/18/19	140.000	USD	168	2,264,136	104,087	(162,120)
PNC Financial Services Group, Inc.	Credit Suisse Securities (USA) LLC	Call	01/18/19	145.000	USD	167	2,250,659	80,101	(128,173)
PNC Financial Services Group, Inc.	Credit Suisse Securities (USA) LLC	Call	01/18/19	150.000	USD	168	2,264,136	61,794	(102,060)
PNC Financial Services Group, Inc.	Credit Suisse Securities (USA) LLC	Call	01/18/19	155.000	USD	168	2,264,136	45,460	(80,640)
Visa, Inc. - Class A	Citigroup Global Markets	Call	01/18/19	120.000	USD	915	9,629,460	357,985	(384,300)
								$18,160,235	$(37,376,249)

Currency Abbreviations
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Purchased options	$4,141,550
Total Asset Derivatives		$4,141,550

Liability Derivatives	Instrument Type

Equity contracts	Written options	$37,667,254
Total Liability Derivatives		$37,667,254

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2017:

	Citigroup Global Markets	Credit Suisse Securities (USA) LLC	Deutsche Bank AG	Goldman Sachs & Co.	JPMorgan Chase Bank N.A.	RBC Capital Markets	Totals
Assets:
Purchased options	$816,923	$781,811	$-	$1,852,432	$690,384	$-	$4,141,550
Total Assets	$816,923	$781,811	$-	$1,852,432	$690,384	$-	$4,141,550

Liabilities:
Written options	$26,128,319	$1,372,698	$3,761,276	$3,290,866	$33,264	$2,789,826	$37,376,249
Total Liabilities	$26,128,319	$1,372,698	$3,761,276	$3,290,866	$33,264	$2,789,826	$37,376,249

Net OTC derivative instruments by counterparty, at fair value	$(25,311,396)	$(590,887)	$(3,761,276)	$(1,438,434)	$657,120	$(2,789,826)	$(33,234,699)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$(25,311,396)	$(590,887)	$(3,761,276)	$(1,438,434)	$657,120	$(2,789,826)	$(33,234,699)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $5,684,696,863.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$835,071,717
Gross Unrealized Depreciation	(73,602,808)

Net Unrealized Appreciation	$761,468,909

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.4%
		Consumer Discretionary: 7.2%
82,159		Adient plc	$6,900,534	0.7
313,800		Comcast Corp. – Class A	12,075,024	1.3
251,400		Ford Motor Co.	3,009,258	0.3
151,900		Kohl's Corp.	6,934,235	0.7
52,800	(1)	L Brands, Inc.	2,197,008	0.2
149,179		Las Vegas Sands Corp.	9,571,325	1.0
63,000		Macy's, Inc.	1,374,660	0.1
296,000	(1)	Mattel, Inc.	4,582,080	0.5
577,300		News Corp - Class A	7,654,998	0.8
3,666		Time Warner, Inc.	375,582	0.0
497,200		Twenty-First Century Fox, Inc. - Class B	12,822,788	1.3
29,500		Walt Disney Co.	2,907,815	0.3
			70,405,307	7.2

		Consumer Staples: 6.9%
211,500		Archer-Daniels-Midland Co.	8,990,865	0.9
241,675		Coty, Inc - Class A	3,994,888	0.4
135,316		Diageo PLC	4,449,928	0.5
7,600		Hershey Co.	829,692	0.1
57,600		Kellogg Co.	3,592,512	0.4
61,000		Kimberly-Clark Corp.	7,178,480	0.8
89,100		PepsiCo, Inc.	9,928,413	1.0
55,700		Philip Morris International, Inc.	6,183,257	0.6
169,100		Tyson Foods, Inc.	11,913,095	1.2
124,600		Wal-Mart Stores, Inc.	9,736,244	1.0
			66,797,374	6.9

		Energy: 9.7%
168,375		Apache Corp.	7,711,575	0.8
115,100		Canadian Natural Resources Ltd.	3,854,699	0.4
92,290		Chevron Corp.	10,844,075	1.1
20,640		EQT Corp.	1,346,554	0.1
311,924		Exxon Mobil Corp.	25,571,529	2.6
224,200		Hess Corp.	10,512,738	1.1
177,300		Occidental Petroleum Corp.	11,384,433	1.2
38,200		Royal Dutch Shell PLC - Class A ADR	2,314,156	0.2
349,800	(1)	Total S.A. ADR	18,721,296	1.9
50,000		TransCanada Corp.	2,471,500	0.3
			94,732,555	9.7

		Financials: 26.2%
162,200		American International Group, Inc.	9,957,458	1.0
37,300		American Express Co.	3,374,158	0.3
71,100		Ameriprise Financial, Inc.	10,559,061	1.1
107,119		Bank of America Corp.	2,714,396	0.3
160,900		Bank of New York Mellon Corp.	8,530,918	0.9
72,878	(2)	Brighthouse Financial, Inc.	4,430,982	0.4
49,888		Chubb Ltd.	7,111,534	0.7
217,400		Citigroup, Inc.	15,813,676	1.6
438,300		Fifth Third Bancorp	12,263,634	1.2
370,344		JPMorgan Chase & Co.	35,371,556	3.6
393,700		Keycorp	7,409,434	0.8
299,700		Loews Corp.	14,343,642	1.5
79,200		Marsh & McLennan Cos., Inc.	6,637,752	0.7
277,400		Metlife, Inc.	14,410,930	1.5
437,300		Morgan Stanley	21,064,741	2.2
88,000		Northern Trust Corp.	8,089,840	0.8
69,900		PNC Financial Services Group, Inc.	9,420,423	1.0
273,540	(2)	Royal Bank of Scotland Group PLC	984,690	0.1
180,500		State Street Corp.	17,244,970	1.8
249,500		US Bancorp	13,370,705	1.4
458,100		Wells Fargo & Co.	25,264,215	2.6
24,629		Willis Towers Watson PLC	3,798,531	0.4
69,200		XL Group Ltd.	2,729,940	0.3
			254,897,186	26.2

		Health Care: 11.0%
81,864		Anthem, Inc.	15,544,336	1.6
37,600		Becton Dickinson & Co.	7,367,720	0.8
143,600		Bristol-Myers Squibb Co.	9,153,064	0.9
137,400		Gilead Sciences, Inc.	11,132,148	1.2
75,100	(1)	GlaxoSmithKline PLC ADR	3,049,060	0.3
322,852		GlaxoSmithKline PLC	6,454,001	0.7
144,600		Johnson & Johnson	18,799,446	1.9
139,100		Medtronic PLC	10,817,807	1.1
142,600		Merck & Co., Inc.	9,130,678	0.9
428,876		Pfizer, Inc.	15,310,873	1.6
			106,759,133	11.0

		Industrials: 9.6%
63,400		Boeing Co.	16,116,914	1.7
18,300	(1)	CH Robinson Worldwide, Inc.	1,392,630	0.2
68,600		Delta Air Lines, Inc.	3,307,892	0.3
149,100		Emerson Electric Co.	9,369,444	1.0
118,812		Flowserve Corp.	5,060,203	0.5
390,200		General Electric Co.	9,435,036	1.0
61,400		Illinois Tool Works, Inc.	9,084,744	0.9
379,791		Johnson Controls International plc	15,301,780	1.6
88,900		Pentair PLC	6,041,644	0.6
64,800		Southwest Airlines Co.	3,627,504	0.4
18,400	(2)	Stericycle, Inc.	1,317,808	0.1
98,100		United Parcel Service, Inc. - Class B	11,780,829	1.2
9,700		United Technologies Corp.	1,125,976	0.1
			92,962,404	9.6

		Information Technology: 9.8%
30,700		Analog Devices, Inc.	2,645,419	0.3
20,100		Apple, Inc.	3,097,812	0.3
182,800		Applied Materials, Inc.	9,522,052	1.0
49,600		CA, Inc.	1,655,648	0.2

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
387,700		Cisco Systems, Inc.	$13,038,351	1.3
122,400		Harris Corp.	16,117,632	1.7
96,700		Hewlett Packard Enterprise Co.	1,422,457	0.1
259,000		Microsoft Corp.	19,292,910	2.0
284,400		Qualcomm, Inc.	14,743,296	1.5
45,900		TE Connectivity Ltd.	3,812,454	0.4
67,300		Texas Instruments, Inc.	6,032,772	0.6
47,200		Western Digital Corp.	4,078,080	0.4
			95,458,883	9.8

		Materials: 5.3%
23,064		Akzo Nobel NV	2,127,168	0.2
265,500		CF Industries Holdings, Inc.	9,334,980	1.0
259,715		DowDuPont, Inc.	17,980,070	1.8
168,993		International Paper Co.	9,602,182	1.0
95,800		Nucor Corp.	5,368,632	0.6
57,900		Vulcan Materials Co.	6,924,840	0.7
			51,337,872	5.3

		Real Estate: 2.1%
92,000		Equity Residential	6,065,560	0.6
267,133		Rayonier, Inc.	7,717,472	0.8
193,851		Weyerhaeuser Co.	6,596,750	0.7
			20,379,782	2.1

		Telecommunication Services: 2.9%
169,010	(1)	CenturyLink, Inc.	3,194,289	0.3
368,084		Telefonica S.A.	3,999,971	0.4
385,158		Verizon Communications, Inc.	19,061,470	2.0
895,397		Vodafone Group PLC	2,507,277	0.2
			28,763,007	2.9

		Utilities: 5.7%
114,800		Edison International	8,859,116	0.9
192,200		Exelon Corp.	7,240,174	0.8
384,100		NiSource, Inc.	9,829,119	1.0
184,100		PG&E Corp.	12,535,369	1.3
299,130		Southern Co.	14,699,248	1.5
3,363	(2)	Westar Energy, Inc.	166,900	0.0
44,986		Xcel Energy, Inc.	2,128,737	0.2
			55,458,663	5.7

	Total Common Stock (Cost $716,334,032)		937,952,166	96.4

PREFERRED STOCK: 1.6%
		Health Care: 0.7%
125,262	(2)	Becton Dickinson and Co.	6,921,978	0.7

		Utilities: 0.9%
34,013	(2)	DTE Energy Co.	1,852,008	0.2
130,859	(2)	NextEra Energy, Inc.	7,233,885	0.7
			9,085,893	0.9

	Total Preferred Stock (Cost $14,364,691)		16,007,871	1.6

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.2%
	Technology: 0.2%
1,575,000	Western Digital Corp., 10.500%, 04/01/24	1,854,563	0.2

	Total Corporate Bonds/Notes (Cost $1,567,049)	1,854,563	0.2

	Total Long-Term Investments (Cost $732,265,772)	955,814,600	98.2

SHORT-TERM INVESTMENTS: 3.3%
	Securities Lending Collateral(3): 1.8%
4,072,523	Citigroup, Inc., Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $4,072,885, collateralized by various U.S. Government Agency Obligations, 1.898%-9.000%, Market Value plus accrued interest $4,153,974, due 12/01/17-06/01/51)	4,072,523	0.4
4,072,523	Daiwa Capital Markets, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $4,072,881, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $4,153,974, due 10/12/17-12/01/51)	4,072,523	0.4
4,072,523	Nomura Securities, Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $4,072,885, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $4,153,974, due 11/15/17-08/20/67)	4,072,523	0.4

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(3) (continued)
1,759,481	Royal Bank of Scotland PLC, Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $1,759,633, collateralized by various U.S. Government Securities, 0.488%-3.500%, Market Value plus accrued interest $1,794,676, due 10/31/17-11/15/42)	$1,759,481	0.2
3,169,766	State of Wisconsin Investment Board, Repurchase Agreement dated 09/29/17, 1.20%, due 10/02/17 (Repurchase Amount $3,170,079, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,238,970, due 01/15/19-02/15/46)	3,169,766	0.4
		17,146,816	1.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
14,640,222	(4) T. Rowe Price Reserve Investment Fund, 1.070% (Cost $14,640,222)	14,640,222	1.5

	Total Short-Term Investments (Cost $31,787,038)	31,787,038	3.3

	Total Investments in Securities (Cost $764,052,810)	$987,601,638	101.5
	Liabilities in Excess of Other Assets	(15,067,155)	(1.5)
	Net Assets	$972,534,483	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2017.

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$70,405,307	$–	$–	$70,405,307
Consumer Staples	62,347,446	4,449,928	–	66,797,374
Energy	94,732,555	–	–	94,732,555
Financials	253,912,496	984,690	–	254,897,186
Health Care	100,305,132	6,454,001	–	106,759,133
Industrials	92,962,404	–	–	92,962,404
Information Technology	95,458,883	–	–	95,458,883
Materials	49,210,704	2,127,168	–	51,337,872
Real Estate	20,379,782	–	–	20,379,782
Telecommunication Services	22,255,759	6,507,248	–	28,763,007
Utilities	55,458,663	–	–	55,458,663
Total Common Stock	917,429,131	20,523,035	–	937,952,166
Preferred Stock	16,007,871	–	–	16,007,871
Corporate Bonds/Notes	–	1,854,563	–	1,854,563
Short-Term Investments	14,640,222	17,146,816	–	31,787,038
Total Investments, at fair value	$948,077,224	$39,524,414	$–	$987,601,638

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $770,502,786.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$245,641,540
Gross Unrealized Depreciation	(28,537,624)

Net Unrealized Appreciation	$217,103,916

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Australia: 1.9%
229,598		Amcor Ltd.	$2,746,076	1.1
745,502		South32 Ltd.	1,928,619	0.8
			4,674,695	1.9

		Austria: 1.2%
69,348	(1)	Erste Group Bank AG	2,996,169	1.2

		Belgium: 1.5%
20,041		Anheuser-Busch InBev SA/NV	2,395,632	1.0
14,762		KBC Group NV	1,252,400	0.5
			3,648,032	1.5

		Brazil: 1.1%
269,834		BB Seguridade Participacoes SA	2,428,135	1.0
2,408		Raia Drogasil SA	57,000	0.0
10,877		Tim Participacoes SA ADR	198,832	0.1
			2,683,967	1.1

		Canada: 4.3%
39,419		Alimentation Couche-Tard, Inc.	1,797,589	0.7
86,200		Canadian Natural Resources Ltd.	2,887,035	1.2
14,700		Canadian Pacific Railway Ltd.	2,469,105	1.0
23,400		Magna International, Inc.	1,249,092	0.5
71,230	(1)	Seven Generations Energy Ltd.	1,126,893	0.5
27,800		Sun Life Financial, Inc.	1,107,098	0.4
			10,636,812	4.3

		China: 6.7%
11,900	(1)	58.com, Inc. ADR	751,366	0.3
18,821	(1)	Alibaba Group Holding Ltd. ADR	3,250,575	1.3
689,000		China Mengniu Dairy Co., Ltd.	1,932,728	0.8
584,000		China Overseas Land & Investment Ltd.	1,905,426	0.8
30,344	(1)	Ctrip.com International Ltd. ADR	1,600,343	0.7
135,700		Gree Electric Appliances, Inc. of Zhuhai	774,338	0.3
21,240		Kweichow Moutai Co. Ltd.	1,655,973	0.6
107,200		Tencent Holdings Ltd.	4,686,858	1.9
			16,557,607	6.7

		Denmark: 0.7%
49,635		GN Store Nord A/S	1,703,947	0.7

		Finland: 1.4%
65,416		Sampo OYJ	3,462,086	1.4

		France: 5.5%
16,081		Air Liquide SA	2,144,481	0.9
24,199		BNP Paribas	1,952,262	0.8
1,447		Dassault Aviation SA	2,341,388	0.9
14,263		Sanofi	1,419,826	0.6
27,311		Schneider Electric SE	2,378,258	0.9
12,744	(1)	Thales S.A.	1,443,255	0.6
36,060	(2)	Total S.A.	1,936,211	0.8
			13,615,681	5.5

		Germany: 7.4%
44,421		Bayer AG	6,068,023	2.5
8,281		Beiersdorf AG	891,575	0.3
40,854		Fresenius SE & Co. KGaA	3,303,842	1.3
6,927	(1)	Linde AG	1,444,592	0.6
15,117		Merck KGaA	1,683,620	0.7
41,126	(3)	Scout24 AG	1,682,776	0.7
316,693		Telefonica Deutschland Holding AG	1,779,692	0.7
15,499		Wirecard AG	1,419,841	0.6
			18,273,961	7.4

		Hong Kong: 4.9%
562,800		AIA Group Ltd.	4,166,578	1.7
407,740		CK Hutchison Holdings Ltd.	5,222,452	2.1
40,500		Jardine Matheson Holdings Ltd.	2,568,674	1.1
			11,957,704	4.9

		India: 4.9%
99,404		Axis Bank Ltd.	776,077	0.3
25,573		Axis Bank Ltd. GDR	987,118	0.4
134,251		Housing Development Finance Corp.	3,583,567	1.5
105,419		Infosys Ltd.	1,455,488	0.6
1,064,217		NTPC Ltd.	2,730,040	1.1
345,032		Power Grid Corp. of India Ltd.	1,115,433	0.4
10,029		Tata Consultancy Services Ltd.	374,469	0.1
263,963		Wipro Ltd.	1,133,376	0.5
			12,155,568	4.9

		Indonesia: 1.6%
1,597,600		Bank Central Asia Tbk PT	2,409,071	1.0
4,778,100		Sarana Menara Nusantara Tbk PT	1,585,723	0.6
			3,994,794	1.6

		Italy: 1.0%
270,505		Banca Mediolanum SpA	2,367,961	1.0

		Japan: 14.7%
15,800		Air Water, Inc.	291,742	0.1
255,200		Astellas Pharma, Inc.	3,248,069	1.3
46,100		Chugai Pharmaceutical Co., Ltd.	1,915,738	0.8
31,700		Credit Saison Co., Ltd.	657,763	0.3
34,600	(2)	CyberAgent, Inc.	1,010,399	0.4
69,800		Fujitsu General Ltd.	1,412,661	0.6
109,000		Inpex Corp.	1,161,153	0.5

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
74,900		Japan Tobacco, Inc.	$2,454,545	1.0
37,500	(2)	Kansai Paint Co., Ltd.	944,657	0.4
25,600		Koito Manufacturing Co., Ltd.	1,607,557	0.6
3,900		Mabuchi Motor Co., Ltd.	195,387	0.1
196,600		Mitsubishi Electric Corp.	3,075,484	1.2
74,800		Nippon Telegraph & Telephone Corp.	3,427,390	1.4
37,900		Olympus Corp.	1,284,284	0.5
68,500	(1)	Renesas Electronics Corp.	746,547	0.3
83,600		Seven & I Holdings Co., Ltd.	3,229,842	1.3
21,000		Square Enix Holdings Co., Ltd.	790,879	0.3
200,700		Sumitomo Corp.	2,889,559	1.2
25,600		Suzuki Motor Corp.	1,343,618	0.5
10,500		Terumo Corp.	412,999	0.2
50,400		Tokio Marine Holdings, Inc.	1,972,526	0.8
477,100	(2)	Yahoo! Japan Corp.	2,267,611	0.9
			36,340,410	14.7

		Malaysia: 0.4%
1,546,100		Astro Malaysia Holdings Bhd	1,032,564	0.4

		Mexico: 0.9%
214,814		Grupo Financiero Santander Mexico SAB de CV ADR	2,167,473	0.9

		Netherlands: 2.7%
58,204	(1)	Altice NV	1,166,163	0.5
12,562		ASML Holding NV	2,146,553	0.9
14,138		Airbus SE	1,345,862	0.5
17,200	(1)	NXP Semiconductor NV - NXPI - US	1,945,148	0.8
			6,603,726	2.7

		Peru: 0.3%
3,775		Credicorp Ltd.	773,951	0.3

		South Africa: 0.5%
289,220		FirstRand Ltd.	1,112,155	0.5

		South Korea: 3.4%
1,664		LG Household & Health Care Ltd.	1,359,850	0.6
4,217		NAVER Corp.	2,751,304	1.1
6,311	(1),(3)	Netmarble Games Corp.	834,781	0.3
1,567		Samsung Electronics Co., Ltd.	3,526,101	1.4
			8,472,036	3.4

		Spain: 2.5%
51,318		Amadeus IT Group SA	3,337,640	1.4
127,234	(2)	Grifols SA ADR	2,785,152	1.1
			6,122,792	2.5

		Sweden: 2.9%
115,947	(1)	Essity AB	3,161,184	1.3
42,977		Hexagon AB	2,132,006	0.9
120,889		Svenska Handelsbanken AB	1,826,428	0.7
			7,119,618	2.9

		Switzerland: 6.1%
57,549		GAM Holding Ltd.	892,124	0.4
55,650		Julius Baer Group Ltd.	3,302,279	1.3
70,493		Nestle S.A.	5,917,271	2.4
18,835		Roche Holding AG	4,814,605	2.0
			14,926,279	6.1

		Taiwan: 1.9%
637,000		Taiwan Semiconductor Manufacturing Co., Ltd.	4,562,487	1.9

		Thailand: 0.5%
639,200		CP ALL PCL	1,279,358	0.5

		United Arab Emirates: 0.5%
58,736		DP World Ltd.	1,319,211	0.5

		United Kingdom: 11.9%
24,900	(2)	AstraZeneca PLC ADR	843,612	0.4
76,934		British American Tobacco PLC	4,816,349	1.9
40,833		Burberry Group PLC	964,129	0.4
150,827		Capita Group PLC	1,141,177	0.5
408,145	(3)	ConvaTec Group PLC	1,499,755	0.6
71,522		Experian PLC	1,436,636	0.6
56,588	(1)	Liberty Global PLC LILAC Group C	1,318,501	0.5
24,423	(1)	LivaNova PLC	1,711,075	0.7
2,060,552		Lloyds Banking Group Plc	1,872,538	0.8
96,738		Prudential PLC	2,314,985	0.9
22,490		Reckitt Benckiser Group PLC	2,054,865	0.8
77,134		Shire PLC	3,928,721	1.6
125,362		Smith & Nephew PLC	2,265,941	0.9
873,730		Vodafone Group PLC	2,446,606	1.0
36,965		WPP PLC	685,925	0.3
			29,300,815	11.9

		United States: 4.7%
15,600		Colgate-Palmolive Co.	1,136,460	0.5
72,100	(1)	Liberty Global PLC - Class C	2,357,670	0.9
16,700		Mastercard, Inc. - Class A	2,358,040	1.0
14,499		Philip Morris International, Inc.	1,609,534	0.6
2,283	(1)	Priceline.com, Inc.	4,179,762	1.7
			11,641,466	4.7

	Total Common Stock
	(Cost $198,489,083)		241,503,325	98.0

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 0.2%
		United States: 0.2%
9,427	(1),(4)	Xiaoju Kuaizhi, Inc., Series A-17	$480,137	0.2

	Total Preferred Stock
	(Cost $258,547)		480,137	0.2

	Total Long-Term Investments
	(Cost $198,747,630)		241,983,462	98.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.7%
	Securities Lending Collateral(5): 1.3%
164,281	Bank of Montreal, Repurchase Agreement dated 09/29/17, 1.04%, due 10/02/17 (Repurchase Amount $164,295, collateralized by various U.S. Government Securities, 0.000%-3.125%, Market Value plus accrued interest $167,567, due 04/15/18-02/15/43)	164,281	0.1
1,000,000	BNP Paribas S.A., Repurchase Agreement dated 09/29/17, 1.06%, due 10/02/17 (Repurchase Amount $1,000,087, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 11/01/18-08/20/67)	1,000,000	0.4
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $1,000,088, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 10/12/17-12/01/51)	1,000,000	0.4
1,000,000	RBC Dominion Securities Inc., Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $1,000,086, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $1,020,000, due 02/08/18-08/20/47)	1,000,000	0.4
		3,164,281	1.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
1,146,411	(6) T. Rowe Price Reserve Investment Fund, 1.070%
	(Cost $1,146,411)	1,146,411	0.4

	Total Short-Term Investments
	(Cost $4,310,692)	4,310,692	1.7

	Total Investments in Securities (Cost $203,058,322)	$246,294,154	99.9
	Assets in Excess of Other Liabilities	163,533	0.1
	Net Assets	$246,457,687	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of September 30, 2017.

Sector Diversification	Percentage of Net Assets
Financials	18.1%
Information Technology	17.4
Health Care	15.9
Consumer Staples	14.3
Industrials	11.2
Consumer Discretionary	8.3
Materials	3.9
Telecommunication Services	3.8
Energy	3.0
Utilities	1.5
Real Estate	0.8
Short-Term Investments	1.7
Assets in Excess of Other Liabilities	0.1
Net Assets	100.0%

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$4,674,695	$–	$4,674,695
Austria	–	2,996,169	–	2,996,169
Belgium	–	3,648,032	–	3,648,032
Brazil	2,683,967	–	–	2,683,967
Canada	10,636,812	–	–	10,636,812
China	5,602,284	10,955,323	–	16,557,607
Denmark	–	1,703,947	–	1,703,947
Finland	–	3,462,086	–	3,462,086
France	–	13,615,681	–	13,615,681
Germany	1,444,592	16,829,369	–	18,273,961
Hong Kong	–	11,957,704	–	11,957,704
India	987,118	11,168,450	–	12,155,568
Indonesia	1,585,723	2,409,071	–	3,994,794
Italy	–	2,367,961	–	2,367,961
Japan	–	36,340,410	–	36,340,410
Malaysia	1,032,564	–	–	1,032,564
Mexico	2,167,473	–	–	2,167,473
Netherlands	1,945,148	4,658,578	–	6,603,726
Peru	773,951	–	–	773,951
South Africa	–	1,112,155	–	1,112,155
South Korea	2,194,631	6,277,405	–	8,472,036
Spain	2,785,152	3,337,640	–	6,122,792
Sweden	–	7,119,618	–	7,119,618
Switzerland	–	14,926,279	–	14,926,279
Taiwan	–	4,562,487	–	4,562,487
Thailand	1,279,358	–	–	1,279,358
United Arab Emirates	1,319,211	–	–	1,319,211
United Kingdom	3,873,188	25,427,627	–	29,300,815
United States	11,641,466	–	–	11,641,466
Total Common Stock	51,952,638	189,550,687	–	241,503,325
Preferred Stock	–	–	480,137	480,137
Short-Term Investments	1,146,411	3,164,281	–	4,310,692
Total Investments, at fair value	$53,099,049	$192,714,968	$480,137	$246,294,154
Other Financial Instruments+
Forward Foreign Currency Contracts	–	47,063	–	47,063
Total Assets	$53,099,049	$192,762,031	$480,137	$246,341,217
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(13,712)	$–	$(13,712)
Total Liabilities	$–	$(13,712)	$–	$(13,712)

(1)	For the period ended September 30, 2017, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At September 30, 2017, securities valued at $706,206 and $5,866,200 were transferred from Level 1 to Level 2 and from Level 2 to Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2017, the following forward foreign currency contracts were outstanding for VY® T. Rowe Price International Stock Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	217,873	HKD	1,701,388	Barclays Bank PLC	10/03/17	$70
USD	1,807,317	JPY	197,912,000	Citibank N.A.	10/20/17	46,978
USD	1,239,882	GBP	934,000	Citibank N.A.	10/20/17	(12,389)
USD	108,958	JPY	12,310,753	HSBC Bank USA N.A.	10/03/17	(447)
USD	683	JPY	77,044	The Bank of New York Mellon	10/02/17	(1)
JPY	911,128	USD	8,082	The Bank of New York Mellon	10/02/17	15
USD	2,974	JPY	335,765	The Bank of New York Mellon	10/03/17	(10)
USD	201,911	JPY	22,817,318	The Bank of New York Mellon	10/03/17	(865)
						$33,351

Currency Abbreviations
GBP	-	British Pound
HKD	-	Hong Kong Sar Dollar
JPY	-	Japanese Yen
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$47,063
Total Asset Derivatives		$47,063

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$13,712
Total Liability Derivatives		$13,712

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2017:

	Barclays Bank PLC	Citibank N.A.	HSBC Bank USA N.A.	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$70	$46,978	$-	$15	$47,063
Total Assets	$70	$46,978	$-	$15	$47,063

Liabilities:
Forward foreign currency contracts	$-	$12,389	$447	$876	$13,712
Total Liabilities	$-	$12,389	$447	$876	$13,712

Net OTC derivative instruments by counterparty, at fair value	$70	$34,589	$(447)	$(861)	$33,351

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-	$-

Net Exposure(1)	$70	$34,589	$(447)	$(861)	$33,351

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $205,348,646.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$47,675,329
Gross Unrealized Depreciation	(6,224,931)

Net Unrealized Appreciation	$41,450,398

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.3%
		Canada: 2.6%
119,550		Barrick Gold Corp.	$1,923,560	1.0
97,300	(1)	Husky Energy, Inc.	1,218,152	0.6
95,061	(2)	Wheaton Precious Metals Corp.	1,813,225	1.0
			4,954,937	2.6

		China: 5.2%
13,660	(1)	Baidu, Inc. ADR	3,383,446	1.8
873,000		China Life Insurance Co., Ltd.	2,616,869	1.3
88,500		China Mobile Ltd.	898,448	0.5
11,144	(2)	China Telecom Corp., Ltd. ADR	569,681	0.3
1,754,000		China Telecom Corp., Ltd.	902,413	0.5
1,516,100		Kunlun Energy Co. Ltd.	1,483,707	0.8
			9,854,564	5.2

		France: 5.9%
109,578		AXA S.A.	3,312,758	1.7
34,260		BNP Paribas	2,763,937	1.5
87,463		Credit Agricole SA	1,592,178	0.8
20,366		Sanofi	2,027,356	1.1
67,615		Veolia Environnement	1,562,438	0.8
			11,258,667	5.9

		Germany: 3.5%
59,200	(3)	Innogy SE	2,637,300	1.4
18,320		Merck KGaA	2,040,346	1.0
14,940	(1)	Siemens AG	2,108,163	1.1
			6,785,809	3.5

		Hong Kong: 0.2%
398,000		Value Partners Group Ltd.	361,129	0.2

		Indonesia: 0.4%
1,047,400		Matahari Department Store Tbk PT	721,687	0.4

		Ireland: 0.5%
12,340		Medtronic PLC	959,682	0.5

		Israel: 1.3%
142,963		Teva Pharmaceutical Industries Ltd. ADR	2,516,149	1.3

		Italy: 1.6%
190,871		ENI S.p.A.	3,161,132	1.6

		Japan: 4.6%
192,000		Nissan Motor Co., Ltd.	1,902,072	1.0
189,000		Panasonic Corp.	2,742,764	1.4
2,700		Ryohin Keikaku Co., Ltd.	795,911	0.4
34,300		SoftBank Group Corp.	2,781,603	1.5
19,000		Sumitomo Metal Mining Co., Ltd.	611,672	0.3
			8,834,022	4.6

		Luxembourg: 1.4%
126,264	(1)	SES S.A. - Luxembourg	2,764,148	1.4

		Netherlands: 5.7%
409,139		Aegon NV	2,384,867	1.2
24,417		Akzo Nobel NV	2,251,954	1.2
28,524	(1)	QIAGEN NV	901,639	0.5
173,310		Royal Dutch Shell PLC - Class B	5,335,533	2.8
			10,873,993	5.7

		Portugal: 1.4%
146,520		Galp Energia SGPS SA	2,598,246	1.4

		Russia: 0.7%
75,573		MMC Norilsk Nickel PJSC ADR	1,299,856	0.7

		Singapore: 1.9%
38,780		DBS Group Holdings Ltd.	596,982	0.3
1,090,300		Singapore Telecommunications Ltd.	2,963,900	1.6
			3,560,882	1.9

		South Korea: 5.3%
14,751		Hyundai Motor Co.	1,940,523	1.0
52,885		KB Financial Group, Inc.	2,601,896	1.4
2,466		Samsung Electronics Co., Ltd.	5,549,052	2.9
			10,091,471	5.3

		Spain: 0.9%
158,723		Telefonica S.A.	1,724,844	0.9

		Sweden: 2.2%
140,262		Getinge AB	2,633,282	1.4
270,096		Telefonaktiebolaget LM Ericsson	1,557,127	0.8
			4,190,409	2.2

		Switzerland: 2.6%
9,160		Roche Holding AG	2,341,480	1.2
151,970		UBS Group AG	2,599,748	1.4
			4,941,228	2.6

		Thailand: 1.1%
276,600		Bangkok Bank PCL	1,548,730	0.8
92,400		Bangkok Bank PCL - Foreign Reg	541,086	0.3
			2,089,816	1.1

		United Kingdom: 11.7%
376,891		BAE Systems PLC	3,191,791	1.7
636,086		Barclays PLC	1,649,357	0.9
552,759		BP PLC	3,540,969	1.8
203,798		Sky PLC	2,500,163	1.3
317,510		HSBC Holdings PLC (HKD)	3,136,018	1.6
710,474		Kingfisher PLC	2,844,508	1.5
331,668		Man Group PLC	746,818	0.4
360,607	(1)	Standard Chartered PLC	3,585,545	1.9

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: (continued)
402,465		Vodafone Group PLC	$1,126,976	0.6
			22,322,145	11.7

		United States: 36.6%
2,300		Advance Auto Parts, Inc.	228,160	0.1
31,270		American International Group, Inc.	1,919,665	1.0
15,251		Allergan plc	3,125,692	1.6
22,320		Ally Financial, Inc.	541,483	0.3
2,540	(1)	Alphabet, Inc. - Class A	2,473,249	1.3
24,130		AmerisourceBergen Corp.	1,996,757	1.1
21,570		Amgen, Inc.	4,021,726	2.1
30,910		Apache Corp.	1,415,678	0.7
19,600		Apple, Inc.	3,020,752	1.6
27,060		Capital One Financial Corp.	2,290,900	1.2
29,210		Cardinal Health, Inc.	1,954,733	1.0
8,400	(1)	Celgene Corp.	1,224,888	0.7
60,290		Cisco Systems, Inc.	2,027,553	1.1
53,690		Citigroup, Inc.	3,905,411	2.1
63,720		Comcast Corp. – Class A	2,451,946	1.3
50,190		ConocoPhillips	2,512,010	1.3
119,900		Coty, Inc - Class A	1,981,947	1.0
12,781		DXC Technology Co.	1,097,632	0.6
33,630		Eli Lilly & Co.	2,876,710	1.5
39,750		Gilead Sciences, Inc.	3,220,545	1.7
30,470		Halliburton Co.	1,402,534	0.7
29,300	(2)	Helmerich & Payne, Inc.	1,526,823	0.8
20,710		JPMorgan Chase & Co.	1,978,012	1.0
33,810		Microsoft Corp.	2,518,507	1.3
73,070	(1),(2)	Navistar International Corp.	3,220,195	1.7
12,094	(1),(2)	Netscout Systems, Inc.	391,241	0.2
54,700	(1),(2)	Nutanix, Inc.	1,224,733	0.6
97,970		Oracle Corp.	4,736,850	2.5
26,740	(2)	Perrigo Co. PLC	2,263,541	1.2
67,330		Twenty-First Century Fox, Inc. - Class A	1,776,165	0.9
17,840		United Parcel Service, Inc. - Class B	2,142,406	1.1
32,200		Walgreens Boots Alliance, Inc.	2,486,484	1.3
			69,954,928	36.6

	Total Common Stock
	(Cost $161,522,811)		185,819,744	97.3

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.7%
	United States: 0.7%
1,291,000	(3) Chesapeake Energy Corp., 8.000%, 12/15/22	1,397,508	0.7

	Total Corporate Bonds/Notes
	(Cost $1,227,483)	1,397,508	0.7

	Total Long-Term Investments
	(Cost $162,750,294)	187,217,252	98.0

SHORT-TERM INVESTMENTS: 3.9%
	U.S. Government Agency Obligations: 1.8%
3,600,000	(4) Federal Home Loan Bank Discount Notes, 10/02/17
	(Cost $3,599,930)	3,600,000	1.8

	Securities Lending Collateral(5): 2.0%
1,000,000	Bank of Montreal, Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $1,000,086, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-3.500%, Market Value plus accrued interest $1,020,000, due 12/31/18-09/20/45)	1,000,000	0.5
801,785	BNP Paribas S.A., Repurchase Agreement dated 09/29/17, 1.06%, due 10/02/17 (Repurchase Amount $801,855, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $817,821, due 11/01/18-08/20/67)	801,785	0.4
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $1,000,088, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 10/12/17-12/01/51)	1,000,000	0.5

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(5) (continued)
1,000,000	RBC Dominion Securities Inc., Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $1,000,086, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $1,020,000, due 02/08/18-08/20/47)	$1,000,000	0.6
		3,801,785	2.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
111,646	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930%
	(Cost $111,646)	111,646	0.1

	Total Short-Term Investments
	(Cost $7,513,361)	7,513,431	3.9

	Total Investments in Securities (Cost $170,263,655)	$194,730,683	101.9
	Liabilities in Excess of Other Assets	(3,665,899)	(1.9)
	Net Assets	$191,064,784	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2017.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of September 30, 2017.

Sector Diversification	Percentage of Net Assets
Financials	21.3%
Health Care	17.9
Information Technology	14.7
Energy	13.2
Consumer Discretionary	10.7
Telecommunication Services	5.9
Industrials	5.6
Materials	4.2
Consumer Staples	2.3
Utilities	2.2
Short-Term Investments	3.9
Liabilities in Excess of Other Assets	(1.9)
Net Assets	100.0%

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock
Canada	$4,954,937	$–	$–	$4,954,937
China	3,953,127	5,901,437	–	9,854,564
France	–	11,258,667	–	11,258,667
Germany	–	6,785,809	–	6,785,809
Hong Kong	–	361,129	–	361,129
Indonesia	–	721,687	–	721,687
Ireland	959,682	–	–	959,682
Israel	2,516,149	–	–	2,516,149
Italy	–	3,161,132	–	3,161,132
Japan	–	8,834,022	–	8,834,022
Luxembourg	–	2,764,148	–	2,764,148
Netherlands	–	10,873,993	–	10,873,993
Portugal	–	2,598,246	–	2,598,246
Russia	1,299,856	–	–	1,299,856
Singapore	–	3,560,882	–	3,560,882
South Korea	–	10,091,471	–	10,091,471
Spain	–	1,724,844	–	1,724,844
Sweden	–	4,190,409	–	4,190,409
Switzerland	–	4,941,228	–	4,941,228
Thailand	–	2,089,816	–	2,089,816
United Kingdom	–	22,322,145	–	22,322,145
United States	69,954,928	–	–	69,954,928
Total Common Stock	83,638,679	102,181,065	–	185,819,744
Corporate Bonds/Notes	–	1,397,508	–	1,397,508
Short-Term Investments	111,646	7,401,785	–	7,513,431
Total Investments, at fair value	$83,750,325	$110,980,358	$–	$194,730,683
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(1,141)	$–	$(1,141)
Total Liabilities	$–	$(1,141)	$–	$(1,141)

(1)	For the period ended September 30, 2017, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At September 30, 2017, securities valued at $2,057,087 were transferred from Level 1 to Level 2, within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2017, the following forward foreign currency contracts were outstanding for VY® Templeton Global Growth Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	376,356	SGD	512,055	Citibank N.A.	10/02/17	$(1,141)
						$(1,141)

Currency Abbreviations
SGD	-	Singapore Dollar
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$1,141
Total Liability Derivatives		$1,141

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2017:

Citibank N.A.
Liabilities:
Forward foreign currency contracts	$1,141
Total Liabilities	$1,141

Net OTC derivative instruments by counterparty, at fair value	$(1,141)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-

Net Exposure(1)	$(1,141)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $170,707,304.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$36,683,527
Gross Unrealized Depreciation	(12,665,458)

Net Unrealized Appreciation	$24,018,069

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Investors Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 27, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 27, 2017